UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                      ASSET-BACKED SECURITIES--2.5%
                      FINANCE - AUTOMOTIVE--0.4%
  $   3,529,733   1,2 Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.440%, 9/20/2007                    $     3,529,733
      6,759,147   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                                     6,759,147
      3,306,506       HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007                                            3,306,506
                         TOTAL                                                                                            13,595,386
                      FINANCE - EQUIPMENT--0.8%
      4,362,553       CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007                                       4,362,553
      2,464,526       CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                               2,464,526
     18,816,766       CNH Equipment Trust 2006-B, Class A1, 5.393%, 10/5/2007                                             18,816,766
                         TOTAL                                                                                            25,643,845
                      FINANCE - RETAIL--1.3%
     38,000,000   1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007                                        38,000,000
                         TOTAL ASSET-BACKED SECURITIES                                                                    77,239,231
                      BANKERS ACCEPTANCE--0.4%
                      BANKING--0.4%
     12,000,000       Wachovia Bank N.A., 5.450%, 12/22/2006                                                              11,907,350
                      CERTIFICATES OF DEPOSIT--6.6%
                      BANKING--6.6%
     15,000,000       Calyon, Paris, 5.310%, 4/19/2007                                                                    15,000,000
     28,000,000       Citizens Bank of Pennsylvania, 5.330% - 5.370%, 11/27/2006 - 2/1/2007                               28,000,143
     27,000,000       Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 3/29/2007                                      27,000,000
     25,000,000       DePfa Bank PLC, 5.260% - 5.410%, 2/12/2007 - 4/9/2007                                               25,000,000
     12,000,000       First Tennessee Bank, N.A., 5.310%, 12/26/2006                                                      12,000,000
     30,000,000       Societe Generale, Paris, 5.190% - 5.410%, 10/9/2007 - 2/20/2007                                     29,977,738
     63,000,000       Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/18/2007                                       63,012,270
                         TOTAL CERTIFICATES OF DEPOSIT                                                                   199,990,151
                      COLLATERALIZED LOAN AGREEMENTS--8.6%
                      BANKING--4.1%
     50,000,000       Deutsche Bank Securities, Inc., 5.422%, 11/1/2006                                                   50,000,000
     75,000,000       Fortis Bank SA/NV, 5.362%, 11/1/2006                                                                75,000,000
                         TOTAL                                                                                           125,000,000
                      BROKERAGE--4.5%
     75,000,000       Citigroup Global Markets, Inc., 5.412%, 11/1/2006                                                   75,000,000
     10,000,000       Goldman Sachs & Co., 5.412%, 11/1/2006                                                              10,000,000
     50,000,000       Merrill Lynch & Co., Inc., 5.442%, 11/1/2006                                                        50,000,000
                         TOTAL                                                                                           135,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                            260,000,000
                      COMMERCIAL PAPER--40.8%3
                      BANKING--12.4%
     26,000,000       Bank of America Corp., 5.210% - 5.240%, 1/10/2007 - 4/24/2007                                       25,525,190
     34,000,000   1,2  Blue Spice LLC, (Deutsche Bank AG SWP), 5.250% - 5.260%, 1/16/2007 - 1/23/2007                     33,605,421
      2,000,000       Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007                                        1,955,698
     15,000,000       DePfa Bank PLC, 5.240%, 1/4/2007                                                                    14,860,267
    133,500,000   1,2 Fountain Square Commercial Funding Corp., 5.317% - 5.409%, 11/1/2006 - 1/12/2007                   133,035,008
     22,000,000       Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh, GTD), 5.240% -            21,811,360
                      5.316%, 12/19/2006 - 1/8/2007
     45,000,000   1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.275% - 5.280%, 11/7/2006 -                 44,901,754
                      11/27/2006
     17,945,000       Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC),           17,945,000
                      5.300%, 12/6/2006
     22,000,000   1,2 Picaros Funding LLC, (KBC Bank N.V., GTD), 5.215% - 5.240%, 1/9/2007 - 3/13/2007                    21,670,107
     18,000,000       Societe Generale North America, Inc., (Societe Generale, Paris, GTD), 5.265%, 2/12/2007             17,728,852
     25,000,000       Westpac Banking Corp. Ltd., Sydney, 5.270%, 11/27/2006                                              24,904,847
     20,000,000       Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney, GTD), 5.260%,                19,754,533
                      1/24/2007
                         TOTAL                                                                                           377,698,037
                      FINANCE - AUTOMOTIVE--5.1%
     31,917,000       DaimlerChrysler Revolving Auto Conduit LLC, (Series A1+/P1), 5.260% - 5.270%, 11/27/2006 -          31,741,515
                      1/3/2007
     86,500,000       FCAR Auto Loan Trust, (Series A1+/P1), 5.110% - 5.310%, 11/13/2006 - 4/3/2007                       85,372,607
     38,500,000       FCAR Auto Loan Trust, (Series A1/P1), 5.180% - 5.400%, 11/2/2006 - 4/5/2007                         38,231,536
                         TOTAL                                                                                           155,345,658
                      FINANCE - COMMERCIAL--0.3%
      8,000,000       CIT Group, Inc., 5.230%, 3/21/2007                                                                   7,837,289
                      FINANCE - RETAIL--10.2%
     40,000,000   1,2 Amsterdam Funding Corp., 5.190% - 5.285%, 11/27/2006 - 4/11/2007                                    39,519,373
     49,154,000   1,2 Chariot Funding LLC, 5.260%, 12/13/2006                                                             48,852,358
     23,000,000   1,2 Falcon Asset Securitization Company LLC, 5.255%, 1/16/2007                                          22,744,841
     65,000,000   1,2 Paradigm Funding LLC, 5.250% - 5.280%, 11/29/2006 - 2/12/2007                                       64,377,837
    134,000,000   1,2 Sheffield Receivables Corp., 5.240% - 5.260%, 1/5/2007 - 1/22/2007                                 132,620,787
                         TOTAL                                                                                           308,115,196
                      FINANCE - SECURITIES--12.5%
     32,000,000   1,2 Galaxy Funding Inc., 5.240% - 5.245%, 12/26/2006 - 12/29/2006                                       31,738,429
    146,000,000 1,2,4 Georgetown Funding Co. LLC, 5.312% - 5.290%, 11/15/2006 - 12/6/2006                                145,454,248
     63,500,000   1,2 Grampian Funding LLC, 5.230% - 5.285%, 2/5/2007 - 3/20/2007                                         62,399,671
     80,000,000   1,2 KLIO Funding Ltd., 5.280% - 5.290%, 11/21/2006 - 11/22/2006                                         79,759,233
     40,547,000   1,2 KLIO II Funding Ltd., 5.270% - 5.290%, 11/30/2006 - 1/18/2007                                       40,245,062
     20,000,000   1,2 Perry Global Funding LLC (Series A), 5.185% - 5.225%, 1/10/2007 - 4/2/2007                          19,678,897
                         TOTAL                                                                                           379,275,540
                      INSURANCE--0.3%
     10,000,000   1,2 Aspen Funding Corp., 5.260%, 1/25/2007                                                               9,875,806
                         TOTAL COMMERCIAL PAPER                                                                        1,238,147,526
                      CORPORATE NOTES--2.5%
                      BANKING--0.3%
      8,000,000       Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                    8,000,000
                      FINANCE - SECURITIES--2.2%
     17,500,000   1,2 K2 (USA) LLC, (K2 Corp., GTD), 5.000%, 3/12/2007                                                    17,500,000
     49,500,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp., GTD), 4.830% - 5.750%, 1/26/2007 - 10/12/2007            49,499,575
                         TOTAL                                                                                            66,999,575
                         TOTAL CORPORATE NOTES                                                                            74,999,575
                      GOVERNMENT AGENCIES--0.5%
                      GOVERNMENT AGENCY--0.5%
     15,000,000       Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007                                                 15,000,000
                      LOAN PARTICIPATION--1.0%
                      CHEMICALS--1.0%
     30,000,000       DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co., GTD), 5.320%, 11/30/2006           30,000,000
                      NOTES - VARIABLE --29.3%5
                      BANKING--10.0%
      4,775,000       AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 11/2/2006                             4,775,000
        400,000       Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,            400,000
                      11/2/2006
      4,350,000       American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC),               4,350,000
                      5.400%, 11/2/2006
      4,100,000       Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 5.370%,                4,100,000
                      11/2/2006
      2,000,000       Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 5.370%,                2,000,000
                      11/2/2006
      1,000,000       Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 5.370%,                1,000,000
                      11/2/2006
      1,000,000       Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 5.370%,                1,000,000
                      11/2/2006
      1,225,000       Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 5.370%,                1,225,000
                      11/2/2006
      2,050,000       Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 5.370%,            2,050,000
                      11/2/2006
     40,000,000   1,2 BNP Paribas SA, 5.310%, 11/27/2006                                                                  40,000,000
      5,280,000       CNOS Building LLC, (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                                          5,280,000
        576,000       Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%,                   576,000
                      11/2/2006
     10,000,000       Credit Agricole S.A., 5.344%, 1/23/2007                                                             10,000,000
     15,000,000       Credit Suisse, Zurich, 5.370%, 12/12/2006                                                           15,000,000
     30,000,000   1,2 DePfa Bank PLC, 5.430%, 12/15/2006                                                                  30,000,000
      7,625,000       E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A.               7,625,000
                      LOC), 5.420%, 11/2/2006
      7,355,000       Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%,                   7,355,000
                      11/2/2006
      5,760,000       Grand Chute, WI, (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                                            5,760,000
     39,000,000   1,2 HBOS Treasury Services PLC, 5.290% - 5.463%, 11/9/2006 - 11/20/2006                                 39,000,000
     11,100,000       HBOS Treasury Services PLC, 5.373%, 11/1/2006                                                       11,102,407
      1,455,000       HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.440%, 11/2/2006                      1,455,000
      7,590,000       Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.320%, 11/2/2006                       7,590,000
     10,500,000       J.P. Morgan Chase & Co., 5.293%, 11/2/2006                                                          10,500,000
      1,600,000       K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River             1,600,000
                      Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.320%,
                      11/2/2006
      6,000,000       Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee            6,000,000
                      LOC), 5.340%, 11/1/2006
      5,000,000   1,2 Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%,            5,000,000
                      11/1/2006
      5,000,000       Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Amsouth              5,000,000
                      Bank N.A., Birmingham, AL LOC), 5.370%, 11/2/2006
      6,000,000       Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank            6,000,000
                      N.A., Birmingham, AL LOC), 5.320%, 11/2/2006
      1,300,000       Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.340%, 11/2/2006                  1,300,000
      6,910,000       Rollins College, (Series 1998), (SunTrust Bank LOC), 5.300%, 11/1/2006                               6,910,000
      3,151,000       Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 11/2/2006                              3,151,000
      3,500,000       South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank              3,500,000
                      LOC), 5.300%, 11/1/2006
     10,000,000   1,2 Union Hamilton Special Purpose Funding LLC, (Series 2005-1) Tranche #1, (Wachovia Corp.,            10,000,000
                      GTD), 5.390%, 12/21/2006
     20,000,000       Wells Fargo & Co., 5.373%, 11/2/2006                                                                20,000,000
     20,000,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                              20,000,000
      4,000,000       White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,              4,000,000
                      11/2/2006
                         TOTAL                                                                                           304,604,407
                      BROKERAGE--7.9%
     29,500,000   1,2 Goldman Sachs Group, Inc., 5.37%, 11/15/2006                                                        29,502,290
     41,000,000       Merrill Lynch & Co., Inc., 5.300% - 5.383%, 11/6/2006 - 11/29/2006                                  41,000,000
     35,000,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 11/13/2006                                                       35,000,000
    133,000,000       Morgan Stanley, 5.342% - 5.450%, 11/1/2006 - 11/27/2006                                            133,000,000
                         TOTAL                                                                                           238,502,290
                      ELECTRICAL EQUIPMENT--0.6%
     17,300,239       Northwest Airlines, Inc., (General Electric Co., GTD), 5.310%, 11/6/2006                            17,300,240
                      FINANCE - COMMERCIAL--1.1%
     32,400,000   1,2 General Electric Capital Corp., 5.445%, 11/9/2006 - 11/17/2006                                      32,400,000
                      FINANCE - RETAIL--4.3%
     84,000,000   1,2 Compass Securitization LLC, 5.275%, 11/6/2006 - 11/20/2006                                          83,995,319
     25,000,000   1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                             24,999,171
     20,900,000       SLM Corp., 5.597%, 1/25/2007                                                                        20,937,677
                         TOTAL                                                                                           129,932,167
                      FINANCE - SECURITIES--0.9%
      4,000,000   1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                               4,000,053
     24,000,000   1,2 K2 (USA) LLC, (K2 Corp., GTD), 5.320% - 5.337%, 11/1/2006 - 1/25/2007                               23,996,168
                         TOTAL                                                                                            27,996,221
                      GOVERNMENT AGENCY--0.6%
        780,000       Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.390%, 11/2/2006                    780,000
      7,000,000       Direct One Funding Corp., (FNMA LOC), 5.310%, 11/2/2006                                              7,000,000
      3,650,000       Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.420%,                 3,650,000
                      11/2/2006
      3,180,000       Lexington Fayette, KY, (Series 2001), (FHLB of Cincinnati LOC), 5.420%, 11/2/2006                    3,180,000
      3,900,000       Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.370%, 11/2/2006                 3,900,000
                         TOTAL                                                                                            18,510,000
                      INSURANCE--2.4%
     15,000,000       Genworth Life Insurance Co., 5.490% - 5.530%, 11/9/2006 - 12/1/2006                                 15,000,000
      5,000,000       Hartford Life Global Funding Trust, 5.320%, 11/15/2006                                               5,000,000
     53,000,000       Monumental Life Insurance Co., 5.490% - 5.540%, 11/1/2006 - 11/30/2006                              53,000,000
                         TOTAL                                                                                            73,000,000
                      MUNICIPAL--1.2%
     37,000,000       Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 11/15/2006               37,000,000
                      PHARMACEUTICALS AND HEALTH CARE--0.3%
     10,000,000   1,2 Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 5.313%, 11/1/2006                                 10,000,000
                         TOTAL NOTES - VARIABLE                                                                          889,245,325
                      MUTUAL FUND--0.3%
                      ASSET MANAGEMENT--0.3%
     10,000,000       AIM Short-Term Investments Co. Liquid Assets Portfolio                                              10,000,000
                      TIME DEPOSIT--1.8%4
                      BANKING--1.8%
  $  55,000,000       Toronto Dominion Bank, 5.313%, 11/1/2006                                                            55,000,000
                      REPURCHASE AGREEMENTS--7.0%
    176,144,000       Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which          176,144,000
                      ABN Amro Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,043,780,179.
     10,000,000       Interest in $125,000,000 joint repurchase agreement 5.12%, dated 10/31/2006 under which             10,000,000
                      J.P. Morgan Securities Inc. will repurchase a U.S. Treasury security and U.S. Government
                      Agency Securities with various maturities to 4/15/2016 for $125,017,778 on 11/1/2006.  The market value of the underlying securities at the end of the period was $127,504,409.
     25,000,000       Interest in $900,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which             25,000,000
                      Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $900,131,750 on 11/1/2006.  The market value of the underlying securities at the end of the period was $919,305,316.
                         TOTAL REPURCHASE AGREEMENTS                                                                     211,144,000
                         TOTAL INVESTMENTS-101.3%                                                                      3,072,673,158
                         (AT AMORTIZED COST)6
                         OTHER ASSETS AND LIABILITIES - NET-(1.3)%                                                      (38,699,323)
                         TOTAL NET ASSETS -100%                                                                      $ 3,033,973,835

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $1,433,660,288, which represented 47.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2006, these liquid restricted securities amounted to $1,433,660,288, which represented 47.3% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 EDFA    --Economic Development Financing Authority
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Services
 MFH     --Multifamily Housing
 PFA     --Public Facility Authority
 SWP     --Swap Agreement






AUTOMATED GOVERNMENT MONEY TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   U.S. TREASURY-2.9%
                   U.S. TREASURY NOTES-2.9%
  $ 10,250,000     United States Treasury Notes, 2.875%, 11/30/2006                                                    $  10,237,147
     6,500,000     United States Treasury Notes, 3.125%, 1/31/2007                                                         6,476,997
                      TOTAL U.S. TREASURY                                                                                 16,714,144
                   REPURCHASE AGREEMENTS--97.1%
    98,204,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which BNP         98,204,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2029 for $2,163,316,639 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,206,260,269.
    97,000,000     Interest in $1,750,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which Bank        97,000,000
                   of America N.A. will repurchase U.S. Treasury securities with various maturities to 2/15/2010 for $1,750,256,181on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,785,000,227.
     5,000,000     Interest in $100,000,000 joint repurchase agreement 5.17%, dated 10/31/2006, under which                5,000,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2010 for $100,014,361 on 11/1/2006.  The market value of the underlying securities at the end of the period was $102,000,725.
    97,000,000     Interest in $1,725,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which             97,000,000
                   Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                   8/15/2028 for $1,725,252,521 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,759,500,808.
    97,000,000     Interest in $1,730,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which J.P.        97,000,000
                   Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                   8/15/2013 for $1,730,253,253 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,764,601,161.
    97,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 10/31/2006, under which             97,000,000
                   Merrill Lynch Government Securities/Money Market will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,146,667 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,020,001,394.
     5,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006, under which Morgan          5,000,000
                   Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2010 for
                   $157,901,833 on 9/19/2007.  The market value of the underlying security at the end of the period was $154,821,612.
     5,000,000     Interest in $121,000,000 joint repurchase agreement 5.17%, dated 10/31/2006, under which UBS            5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/31/2011 for $121,017,377 on 11/1/2006.  The market value of the underlying securities at the end of the period was $123,420,082.
    16,000,000   1 Interest in $500,000,000 joint repurchase agreement 5.19%, dated 9/26/2006, under which UBS            16,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for
                   $507,496,667 on 1/8/2007.  The market value of the underlying securities at the end of the period was $525,994,051.
     6,000,000   1 Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006, under which UBS              6,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for
                   $250,344,000 on 11/29/2006.  The market value of the underlying securities at the end of the period was $263,875,112.
     9,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 10/3/2006, under which UBS             9,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/26/2007 for
                   $152,583,292 on 1/31/2007.  The market value of the underlying securities at the end of the period was $153,003,809.
     5,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006, under which UBS            5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/31/2011 for $153,944,292 on 4/16/2007.  The market value of the underlying securities at the end of the period was $157,000,270.
    10,000,000   1 Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006, under which UBS             10,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2016 for
                   $308,934,583 on 3/30/2007.  The market value of the underlying securities at the end of the period was $316,997,865.
     5,000,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006, under which UBS              5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for
                   $105,399,333 on 8/7/2007.  The market value of the underlying securities at the end of the period was $106,003,750.
                      TOTAL REPURCHASE AGREEMENTS                                                                        552,204,000
                      TOTAL INVESTMENTS-100.0%                                                                           568,918,144
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES-NET-0.0%                                                                   66,981
                      TOTAL NET ASSETS-100%                                                                            $ 568,985,125

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.








FEDERATED CAPITAL RESERVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

        PRINCIPAL                                                                                                              VALUE
        AMOUNT
                      ASSET-BACKED SECURITIES-2.0%
                      FINANCE - AUTOMOTIVE-1.0%
      $ 35,297,327 1,2 Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.440%, 9/20/2007                      $ 35,297,327
        2,823,276     CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007                                          2,823,277
        13,518,293 1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                                   13,518,293
        5,510,843     HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007                                            5,510,844
        30,000,000 1,2 Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007                                30,000,000
                           TOTAL                                                                                          87,149,741
                      FINANCE - EQUIPMENT-0.6%
        4,653,390     CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007                                       4,653,390
        9,858,102     CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                               9,858,102
        22,559,728 1,2 Great America Leasing Receivables 2006-1, Class A1, 5.404%, 11/15/2007                             22,559,728
        16,409,628 1,2 Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007                        16,409,628
                           TOTAL                                                                                          53,480,848
                      FINANCE - RETAIL-0.4%
        31,500,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 11/19/2007                                               31,500,000
                           TOTAL ASSET-BACKED SECURITIES                                                                 172,130,589
                      BANKERS ACCEPTANCE-0.5%
                      BANKING-0.5%
        39,000,000     Wachovia Bank N.A., 5.599%, 12/20/2006                                                             38,710,696
                           TOTAL BANKERS ACCEPTANCE                                                                       38,710,696
                      CERTIFICATES OF DEPOSIT-7.8%
                      BANKING-7.8%
        49,300,000     Barclays Bank PLC, 5.420%, 5/24/2007                                                               49,300,000
        31,000,000     Calyon, Paris, 5.279%, 4/30/2007                                                                   31,000,735
        50,000,000     Citizens Bank of Pennsylvania, 5.360%, 11/27/2006                                                  50,000,356
        89,700,000     Credit Suisse, Zurich, 4.860% - 5.410%, 11/20/2006 - 4/11/2007                                     89,694,512
        50,000,000     DePfa Bank PLC, 5.410%, 2/12/2007                                                                  50,000,000
        40,000,000     First Tennessee Bank, N.A., 5.310%, 12/26/2006                                                     40,000,000
        55,000,000     HBOS Treasury Services PLC, 5.192% - 5.284%, 4/11/2007 - 5/15/2007                                 55,000,000
        65,000,000     Huntington National Bank, Columbus, OH, 5.450%, 12/4/2006                                          65,000,000
        230,000,000     Toronto Dominion Bank, 5.226% - 5.522%, 12/15/2006 - 8/3/2007                                    230,019,631
                           TOTAL CERTIFICATE OF DEPOSIT                                                                  660,015,234
                      COLLATERALIZED LOAN AGREEMENTS-21.2%
                      BANKING-8.0%
        180,000,000     Barclays Capital, Inc., 5.478%, 11/1/2006                                                        180,000,000
        175,000,000     BNP Paribas Securities Corp., 5.498%, 11/1/2006                                                  175,000,000
        170,000,000     Credit Suisse First Boston LLC, 5.467%, 11/1/2006                                                170,000,000
        150,000,000     HSBC Securities (USA), Inc., 5.488%, 11/1/2006                                                   150,000,000
                           TOTAL                                                                                         675,000,000
                      BROKERAGE-13.2%
        175,000,000     Bear Stearns Cos., Inc., 5.433%, 11/1/2006                                                       175,000,000
        285,000,000     Citigroup Global Markets, Inc., 5.437% - 5.488%, 11/1/2006                                       285,000,000
        300,000,000     Goldman Sachs & Co., 5.488%, 11/1/2006                                                           300,000,000
        100,000,000     Merrill Lynch & Co., Inc., 5.443%, 11/1/2006                                                     100,000,000
        260,000,000     Morgan Stanley & Co., Inc., 5.488%, 11/1/2006                                                    260,000,000
                           TOTAL                                                                                       1,120,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                                                        1,795,000,000
                      COMMERCIAL PAPER-29.6%3
                      AEROSPACE / AUTO-1.0%
        63,257,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement),                         63,076,119
                      5.354% - 5.433%, 11/8/2006 - 12/19/2006
        24,600,000 1,2 Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 5.363%, 12/4/2006                      24,479,809
                           TOTAL                                                                                          87,555,928
                      BANKING-6.3%
        18,000,000 1,2 Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 5.332%, 1/23/2007                               17,781,710
        16,000,000     Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 5.185%, 4/10/2007                             15,645,582
        93,000,000     DePfa Bank PLC, 5.325%, 2/20/2007                                                                  91,498,864
        50,000,000     Dresdner US Finance, Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 5.346%,                49,860,667
                      11/20/2006
        43,000,000 1,2 Fountain Square Commercial Funding Corp., 5.328%, 1/5/2007                                         42,591,619
        160,000,000 1,2 Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 5.303% - 5.420%, 12/1/2006 - 3/13/2007       158,032,420
        57,000,000     Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.412%,             56,141,366
                      2/12/2007
        75,000,000     Westpac Banking Corp. Ltd., Sydney, 5.344%, 11/27/2006                                             74,714,542
        25,000,000     Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney),              24,693,167
                      5.331%, 1/24/2007
                           TOTAL                                                                                         530,959,937
                      CONSUMER PRODUCTS-0.7%
        60,100,000 1,2 Fortune Brands, Inc., 5.348% - 5.412%, 11/20/2006 - 1/18/2007                                      59,492,210
                      FINANCE - AUTOMOTIVE-6.8%
        84,800,000     DaimlerChrysler North America Holding Corp., 5.420% - 5.479%, 11/13/2006 - 1/22/2007               84,301,885
        90,445,000     DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.302% - 5.321%, 12/22/2006 -           89,685,298
                      1/3/2007
        182,800,000     FCAR Auto Loan Trust, A1/P1 Series, 5.326% - 5.455%, 11/10/2006 - 3/23/2007                      179,747,390
        227,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.246% - 5.434%, 11/7/2006 - 4/3/2007                       224,426,305
                           TOTAL                                                                                          78,160,878
                      FINANCE - COMMERCIAL-0.4%
        32,000,000     CIT Group, Inc., 5.244% - 5.349%, 11/15/2006 - 3/21/2007                                           31,514,321
                      FINANCE - RETAIL-5.0%
        30,000,000 1,2 Amsterdam Funding Corp., 5.430%, 2/9/2007                                                          29,559,583
        61,272,000 1,2 Barton Capital LLC, 5.329% - 5.331%, 1/26/2007                                                     60,502,083
        98,689,000 1,2 Chariot Funding LLC, 5.300% - 5.303%, 12/7/2006 - 12/12/2006                                       98,134,630
        95,000,000     Countrywide Financial Corp., 5.401%, 11/1/2006                                                     95,000,000
        53,350,000 1,2 Paradigm Funding LLC, 5.355% - 5.366%, 11/6/2006 - 11/29/2006                                      53,226,465
        70,000,000 1,2 Sheffield Receivables Corp., 5.325% - 5.327%, 1/17/2007 - 1/22/2007                                69,190,972
        20,000,000 1,2 Tulip Funding Corp., 5.311%, 1/10/2007                                                             19,796,222
                           TOTAL                                                                                         425,409,955
                      FINANCE - SECURITIES-5.8%
        150,000,000 1,2 Georgetown Funding Co. LLC, 5.313% - 5.318%, 12/5/2006 - 12/20/2006                              149,581,208
        151,000,000 1,2 Grampian Funding LLC, 5.370% - 5.428%, 2/5/2007 - 3/20/2007                                      148,511,730
        41,203,000 1,2 KLIO Funding Ltd., 5.313%, 11/22/2006                                                              41,075,854
        46,599,000 1,2 KLIO II Funding Ltd., 5.307% - 5.331%, 11/22/2006 - 12/15/2006                                     46,404,430
        27,000,000 1,2 Perry Global Funding LLC Series A, 5.327%, 1/10/2007                                               26,724,113
        75,000,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.314% - 5.417%, 1/9/2007 -              73,771,302
                      5/21/2007
                           TOTAL                                                                                         486,068,637
                      FOOD & BEVERAGE-0.9%
        49,000,000 1,2 General Mills, Inc., 5.387% - 5.402%, 12/21/2006 - 1/18/2007                                       48,518,986
        30,000,000 1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.342%, 11/9/2006                                    29,964,500
                           TOTAL                                                                                          78,483,486
                      HOMEBUILDING-0.0%
        2,600,000     Centex Corp., 5.336%, 11/1/2006                                                                      2,600,000
                      INSURANCE-0.3%
        30,000,000 1,2 Aspen Funding Corp., 5.332%, 1/23/2007                                                             29,636,183
                      MACHINERY, EQUIPMENT, AUTO-0.4%
        30,000,000     John Deere Capital Corp., (Deere & Co. Support Agreement), 5.381%, 11/13/2006                      29,946,900
                      METALS-1.0%
        81,000,000     Alcoa, Inc., 5.320% - 5.336%, 11/27/2006 - 12/29/2006                                              80,523,888
                      PUBLISHING AND PRINTING-0.5%
        22,000,000     Gannett Co., Inc., 5.361%, 1/16/2007                                                               21,753,844
        22,000,000 1,2 Gannett Co., Inc., 5.365%, 1/22/2007                                                               21,734,411
                           TOTAL                                                                                          43,488,255
                      RETAIL-0.5%
        40,600,000 1,2 Safeway Inc., 5.403% - 5.404%, 11/27/2006 - 11/29/2006                                             40,431,905
                           TOTAL COMMERCIAL PAPER                                                                      2,504,272,483
                      CORPORATE BONDS-0.3%
                      FINANCE - RETAIL-0.3%
        21,105,000     Countrywide Financial Corp., 5.471%, 12/5/2006                                                     21,105,763
                           TOTAL CORPORATE BONDS                                                                          21,105,763
                      CORPORATE NOTES-3.3%
                      FINANCE - SECURITIES-3.3%
        131,000,000 1,2 K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.934% - 5.420%, 3/9/2007 - 9/17/2007                    131,000,000
        143,500,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.830% - 5.750%, 1/26/2007 -           143,500,000
                      10/18/2007
                           TOTAL CORPORATE NOTES                                                                         274,500,000
                      LOAN PARTICIPATION-2.3%
                      CHEMICALS-0.9%
        75,000,000     DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 5.320%,            75,000,000
                      11/30/2006
                      FINANCE - RETAIL-0.6%
        50,000,000     Countrywide Home Loans, Inc., 5.320%, 11/17/2006                                                   50,000,000
                      MISCELLANEOUS-0.8%
        71,000,000     Cargill, Inc., 5.320%, 11/10/2006 - 11/15/2006                                                     71,000,000
                           TOTAL LOAN PARTICIAPTION                                                                      196,000,000
                      NOTES - VARIABLE-30.4%4
                      BANKING-16.1%
        100,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.320%, 11/24/2006                             100,000,000
        40,000,000 1,2 Bank of Ireland, 5.300%, 11/20/2006                                                                40,000,000
        30,000,000     Barclays Bank PLC, 5.265%, 11/27/2006                                                              29,998,469
        195,000,000 1,2 BNP Paribas SA, 5.310% - 5.370%, 11/20/2006 - 11/27/2006                                         195,000,000
        3,400,000     Brevard County, FL IDRB, Designer Choice Cabinetry, (Amsouth Bank N.A., Birmingham, AL               3,400,000
                      LOC), 5.400%, 11/2/2006
        4,575,000     Capital Markets Access Co. LC, Series 2005 E, (Amsouth Bank N.A., Birmingham, AL LOC),               4,575,000
                      5.370%, 11/2/2006
        100,000,000 1,2 Commonwealth Bank of Australia, Sydney, 5.320%, 11/24/2006                                       100,000,000
        155,000,000     Credit Agricole S.A., 5.368%, 11/24/2006                                                         155,000,000
        29,000,000     Credit Suisse, Zurich, 5.370%, 12/12/2006                                                          29,000,000
        2,350,000     Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.470%, 11/2/2006                                   2,350,000
        74,000,000     Greenwich Capital Holdings, Inc., (Guaranteed by Royal Bank of Scotland PLC, Edinburgh),           74,000,000
                      5.280%, 11/6/2006 - 11/9/2006
        1,800,000     Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.360%, 11/2/2006                        1,800,000
        1,750,000     Hamilton Farm Bureau Cooperative, Inc., Series 1999, (Huntington National Bank, Columbus,            1,750,000
                      OH LOC), 5.400%, 11/2/2006
        62,000,000 1,2 HBOS Treasury Services PLC, 5.290%, 11/9/2006                                                      62,000,000
        104,000,000     Huntington National Bank, Columbus, OH, 5.569%, 11/1/2006                                        104,024,131
        25,000,000     Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 11/13/2006                                 24,995,515
        73,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.290%, 11/7/2006                                         73,000,000
        3,080,000     Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH            3,080,000
                      LOC), 5.400%, 11/2/2006
        4,630,000     Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.480%, 11/2/2006           4,630,000
        135,000,000 1,2 Royal Bank of Canada, Montreal, 5.293%, 11/1/2006                                                135,000,000
        25,000,000     Royal Bank of Canada, Montreal, 5.392%, 1/12/2007                                                  25,001,873
        50,000,000 1,2 Societe Generale, Paris, 5.293%, 11/2/2006                                                         50,000,000
        2,590,000     Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank,                2,590,000
                      Cincinnati LOC), 5.370%, 11/2/2006
        35,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Guaranteed by               35,000,000
                      Wachovia Corp.), 5.364%, 12/28/2006
          250,000     Wells Fargo & Co., 5.373%, 11/2/2006                                                                   250,000
        100,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                           100,000,000
        3,820,000     Yonkers, NY IDA, Salgra Realty LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC),           3,820,000
                      5.420%, 11/2/2006
                           TOTAL                                                                                       1,360,264,988
                      BROKERAGE-5.3%
        5,000,000 1,2 Goldman Sachs Group, Inc., 5.380%, 10/16/2006                                                        5,000,000
        293,000,000     Merrill Lynch & Co., Inc., 5.300% - 5.365%, 11/15/2006 -  11/29/2006                             293,000,000
        150,450,000     Morgan Stanley, 5.450%, 11/1/2006                                                                150,450,856
                           TOTAL                                                                                         448,450,856
                      FINANCE - COMMERCIAL-0.6%
        50,000,000     General Electric Capital Corp., 5.332%, 12/29/2006                                                 50,000,000
                      FINANCE - RETAIL-3.7%
        160,000,000 1,2 Compass Securitization LLC, 5.275%, 11/6/2006 - 11/20/2006                                       159,991,490
        65,000,000 1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                            64,997,845
        90,000,000 1,2 SLM Corp., 5.320%, 11/13/2006                                                                      90,000,001
                           TOTAL                                                                                         314,989,336
                      FINANCE - SECURITIES-1.7%
        9,000,000 1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                               9,000,120
        85,000,000 1,2 K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.320% - 5.337%, 11/1/2006 - 1/25/2007                     84,987,098
        49,000,000 1,2 Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.275%, 11/15/2006                       48,999,497
                           TOTAL                                                                                         142,986,715
                      INSURANCE-2.1%
        31,000,000     Genworth Life Insurance Co., 5.490% - 5.530%, 11/9/2006 - 12/1/2006                                31,000,000
        23,600,000     Hartford Life Global Funding Trust, 5.320%, 11/15/2006                                             23,600,000
        40,000,000     MetLife Insurance Co. of Connecticut, 5.454% - 5.488%, 12/2/2006 - 12/28/2006                      40,000,000
        30,000,000     New York Life Insurance Co., 5.480%, 11/1/2006                                                     30,000,000
        50,000,000     Protective Life Secured Trust 2004-B, 5.453%, 1/16/2007                                            50,019,941
                           TOTAL                                                                                         174,619,941
                      MUNICIPAL-0.9%
        80,000,000     Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 11/15/2006                80,000,000
                           TOTAL NOTES - VARIABLE                                                                      2,571,311,836
                      REPURCHASE AGREEMENTS-3.3%
        153,000,000     Interest in $312,000,000 joint repurchase agreement 5.270%, dated 10/31/2006 under which         153,000,000
                      BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity date of 1/15/2025 for $153,022,398 on 11/1/2006. The market value of the underlying security at the end of the period was $318,240,707.
        125,000,000     Interest in $600,000,000 joint repurchase agreement 5.310%, dated 10/31/2006 under which         125,000,000
                      Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $125,018,438 on 11/1/2006. The market value of the underlying securities at the end of the period was $612,090,271.
                           TOTAL REPURCHASE AGREEMENTS                                                                   278,000,000
                          TOTAL INVESTMENTS-100.7%                                                                     8,511,046,601
                           (AT AMORTIZED COST)5
                           OTHER ASSETS AND LIABILITIES - NET-(0.7)%                                                    (61,675,269)
                           TOTAL NET ASSETS-100%                                                                     $ 8,449,371,332

1 Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $3,128,979,491, which represented 37.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $3,128,979,491, which represented 37.0% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 IDA  --Industrial Development Authority
 IDRB --Industrial Development Revenue Bond
 LOC  --Letter of Credit






FEDERATED GOVERNMENT RESERVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      U.S. GOVERNMENT AGENCIES - 22.4%
$     305,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.230% - 5.257%, 12/19/2006 - 1/5/2007    $     304,931,276
      211,855,000     Federal Home Loan Bank System Notes, 3.500% - 6.500%, 1/18/2007 - 10/23/2007                       211,680,342
      204,500,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.540% - 5.005%, 1/17/2007 - 8/3/2007             199,683,455
      567,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.238% - 5.330%, 11/7/2006 -                 566,910,760
                      12/27/2006
      117,398,000     Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.410%, 11/15/2006 - 6/18/2007                    117,152,612
      123,000,000   1 Federal National Mortgage Association Floating Rate Note, 5.204%, 12/28/2006                       122,924,282
      225,777,000     Federal National Mortgage Association Notes, 3.000% - 5.610%, 3/15/2007 - 9/14/2007                224,626,741
                         TOTAL U.S. GOVERNMENT AGENCIES                                                                1,747,909,468
                      REPURCHASE AGREEMENTS - 77.8%
       75,000,000   3 Repurchase Agreement 5.270%, dated 09/20/2006 under which Banc of America Securities LLC            75,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 10/25/2035 for
                      $75,669,729 on 11/20/2006. The market value of the underlying securities at the end of the period was $77,724,960.
      250,000,000   3 Repurchase Agreement 5.323%, dated 10/30/2006 under which Banc of America Securities LLC           250,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 6/15/2034 for
                      $252,957,222 on 1/19/2007. The market value of the underlying securities at the end of the period was $257,537,624.
    1,000,000,000     Repurchase Agreement 5.310%, dated 10/31/2006 under which Banc of America Securities LLC         1,000,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 10/25/2036 for
                      $1,000,147,500 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,030,151,925.
    1,000,000,000     Repurchase Agreement 5.310%, dated 10/31/2006 under which Barclays Capital, Inc. will            1,000,000,000
                      repurchase U.S. Government Agency securities with various maturities to 8/6/2038 for
                      $1,000,147,500 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,118.
      159,000,000     Interest in $312,000,000 joint repurchase agreement 5.270%, dated 10/31/2006 under which           159,000,000
                      BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity date of 1/15/2025 for $159,023,276 on 11/1/2006. The market value of the underlying security at the end of the period was $318,240,707.
      200,000,000     Repurchase Agreement 5.310%, dated 10/31/2006 under which BNP Paribas Securities Corp. will        200,000,000
                      repurchase U.S. Government Agency securities with various maturities to 12/1/2035 for
                      $200,029,500 on 11/1/2006. The market value of the underlying securities at the end of the period was $204,000,640.
    1,500,000,000     Repurchase Agreement 5.320%, dated 10/31/2006 under which Citigroup Global Markets, Inc.         1,500,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 9/15/2038 for
                      $1,500,221,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,538,733,289.
      475,000,000     Interest in $600,000,000 joint repurchase agreement  5.310%, dated 10/31/2006 under which          475,000,000
                      Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $475,070,063 on 11/1/2006. The market value of the underlying securities at the end of the period was $612,090,271.
      200,000,000   3 Repurchase Agreement 5.290%, dated 10/3/2006 under which Credit Suisse First Boston Corp.          200,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 10/15/2034 for
                      $202,733,167 on 1/5/2007. The market value of the underlying securities at the end of the period was $204,849,383.
      225,000,000   3 Repurchase Agreement 5.340%, dated 9/06/2006 under which Credit Suisse First Boston Corp.          225,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 7/1/2034 for
                      $231,007,500 on 3/5/2007. The market value of the underlying securities at the end of the period was $233,487,319.
    1,000,000,000     Repurchase Agreement 5.310%, dated 10/31/2006 under which Morgan Stanley & Co., Inc. will        1,000,000,000
                      repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for
                      $1,000,147,500 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,022,252,522.
                         TOTAL REPURCHASE AGREEMENTS                                                                   6,084,000,000
                         TOTAL INVESTMENTS-100.2%                                                                      7,831,909,468
                         (AT AMORTIZED COST)4
                         OTHER ASSETS AND LIABILITIES-NET-(0.2)%                                                        (18,025,955)
                         TOTAL NET ASSETS-100%                                                                       $ 7,813,883,513

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT  VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





FEDERATED MASTER TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                     ASSET-BACKED SECURITIES--3.3%
                     FINANCE - AUTOMOTIVE--1.8%
  $    148,593       CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007                                       $     148,593
       675,915   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                                        675,915
       629,400       GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007                                                  629,400
     1,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007                                   1,000,000
     1,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007                                   1,000,000
                        TOTAL                                                                                              3,453,908
                     FINANCE - RETAIL--1.5%
     3,000,000   1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 11/19/2007                                                  3,000,000
                        TOTAL ASSET-BACKED SECURITIES                                                                      6,453,908
                     CERTIFICATES OF DEPOSIT--4.4%
                     BANKING--4.4%
     1,000,000       Barclays Bank PLC, 5.420%, 5/24/2007                                                                  1,000,000
     1,000,000       Calyon, Paris, 5.355%, 4/30/2007                                                                      1,000,024
     1,000,000       Credit Suisse, Zurich, 4.920%, 2/5/2007                                                               1,000,000
     3,000,000       First Tennessee Bank, N.A., 5.310%, 12/26/2006                                                        3,000,000
       750,000       HBOS Treasury Services PLC, 5.260%, 4/11/2007                                                           750,000
     1,000,000       Societe Generale, Paris, 5.190%, 10/9/2007                                                              998,516
       750,000       Toronto Dominion Bank, 5.505%, 8/3/2007                                                                 750,368
                        TOTAL CERTIFICATES OF DEPOSIT                                                                      8,498,908
                     COLLATERALIZED LOAN AGREEMENTS--9.7%
                     BANKING--2.5%
     5,000,000       Fortis Bank SA/NV, 5.437%, 11/1/2006                                                                  5,000,000
                     BROKERAGE--7.2%
     6,000,000       Citigroup Global Markets, Inc., 5.488%, 11/1/2006                                                     6,000,000
     5,000,000       Goldman Sachs & Co., 5.488%, 11/1/2006                                                                5,000,000
     3,000,000       Merrill Lynch & Co., Inc., 5.443%, 11/1/2006                                                          3,000,000
                        TOTAL                                                                                             14,000,000
                        TOTAL COLLATERALIZED LOAN AGREEMENTS                                                              19,000,000
                     COMMERCIAL PAPER --40.1%3
                     BANKING--15.4%
     1,000,000       Bank of America Corp., 5.210%, 4/24/2007                                                                974,818
     1,000,000   1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.260%, 1/23/2007                                               987,873
     2,000,000       Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007                                          1,955,698
    10,338,000   1,2 Fountain Square Commercial Funding Corp., 5.260% - 5.280%, 11/16/2006 - 1/5/2007                     10,289,895
     2,000,000   1,2 KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 5.100%, 11/20/2006                    1,994,617
     5,000,000   1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.275% - 5.280%, 11/7/2006 - 11/27/2006        4,986,802
     8,000,000   1,2 Picaros Funding LLC, (KBC Bank N.V. GTD), 5.215% - 5.270%, 12/1/2006 - 3/13/2007                      7,915,025
     1,000,000       Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.265%, 2/12/2007                  984,936
                        TOTAL                                                                                             30,089,664
                     FINANCE - AUTOMOTIVE--4.0%
     2,000,000       DaimlerChrysler Revolving Auto Conduit LLC, (A1+/P1 Series), 5.240%, 12/27/2006                       1,983,698
     1,000,000       FCAR Auto Loan Trust, (A1+/P1 Series), 5.170%, 4/3/2007                                                 978,027
     5,000,000       FCAR Auto Loan Trust, (A1/P1 Series), 5.260% - 5.400%, 11/2/2006 - 3/19/2007                          4,939,210
                        TOTAL                                                                                              7,900,935
                     FINANCE - COMMERCIAL--0.9%
     1,000,000       CIT Group, Inc., 5.110%, 11/15/2006                                                                     998,013
       715,000   1,2 Fairway Finance Co. LLC, 5.260%, 1/16/2007                                                              707,060
                        TOTAL                                                                                              1,705,073
                     FINANCE - RETAIL--7.1%
     3,000,000   1,2 Amsterdam Funding Corp., 5.285%, 2/9/2007                                                             2,955,958
     4,500,000   1,2 Paradigm Funding LLC, 5.230% - 5.280%, 11/29/2006 - 3/21/2007                                         4,457,172
     6,500,000   1,2 Sheffield Receivables Corp., 5.240% - 5.255%, 1/12/2007 - 1/17/2007                                   6,430,740
                        TOTAL                                                                                             13,843,870
                     FINANCE - SECURITIES--11.7%
     9,000,000 1,2,4 Georgetown Funding Co. LLC, 5.313% - 5.318%, 12/5/2006 - 12/19/2006                                   8,971,199
     6,000,000   1,2 Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007                                           5,892,532
       667,000   1,2 KLIO Funding Ltd., 5.270%, 1/18/2007                                                                    659,384
     5,000,000   1,2 KLIO II Funding Ltd., 5.290%, 11/21/2006                                                              4,985,306
       500,000   1,2 Perry Global Funding LLC, (Series A), 5.255%, 1/10/2007                                                 494,891
     2,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.205%, 5/21/2007                                     1,941,878
                        TOTAL                                                                                             22,945,190
                     INSURANCE--1.0%
     2,000,000   1,2 Aspen Funding Corp., 5.275%, 2/13/2007                                                                1,969,522
                        TOTAL COMMERCIAL PAPER                                                                            78,454,254
                     CORPORATE NOTES--3.4%
                     FINANCE - SECURITIES-3.4%
     2,250,000   1,2 K2 (USA) LLC, (K2 Corp. GTD), 5.000% - 5.420%, 3/9/2007 - 9/17/2007                                   2,250,000
     4,500,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.830% - 5.750%, 1/30/2007 - 10/12/2007               4,499,858
                        TOTAL CORPORATE NOTES                                                                              6,749,858
                     GOVERNMENT AGENCIES--0.5%
                     GOVERNMENT AGENCY--0.5%
     1,000,000       Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007                                                   1,000,000
                     NOTES - VARIABLE -30.0%5
                     BANKING--10.6%
     2,000,000   1,2 Bank of Ireland, 5.300%, 11/20/2006                                                                   2,000,000
     2,000,000   1,2 Bank of New York Co., Inc., 5.380%, 11/27/2006                                                        2,000,000
       965,000       Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.470%,              965,000
                     11/2/2006
     3,000,000       Credit Suisse, Zurich, 5.370%, 12/12/2006                                                             3,000,000
       470,000       Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC),                470,000
                     5.480%, 11/2/2006
       500,000       Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC GTD, Edinburgh), 5.280%,                  500,000
                     11/9/2006
     3,000,000   1,2 HBOS Treasury Services PLC, 5.290% - 5.463%, 11/9/2006 - 11/20/2006                                   3,000,000
     3,000,000       HBOS Treasury Services PLC, 5.459%, 1/27/2007                                                         3,000,000
     1,000,000   1,2 Royal Bank of Canada, Montreal, 5.293%, 11/1/2006                                                     1,000,000
     1,500,000       Wells Fargo & Co., 5.373%, 11/2/2006                                                                  1,500,000
     2,500,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                                2,500,000
       245,000       White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC),                 245,000
                     5.480%, 11/2/2006
       480,000       Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.370%, 11/2/2006                   480,000
                        TOTAL                                                                                             20,660,000
                     BROKERAGE--5.4%
     2,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 11/15/2006                                                         2,000,059
     2,500,000       Merrill Lynch & Co., Inc., 5.300%, 11/24/2006                                                         2,500,000
     2,000,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 11/13/2006                                                         2,000,000
     4,000,000       Morgan Stanley, 5.373% - 5.460%, 11/1/2006-11/17/2006                                                 4,000,000
                        TOTAL                                                                                             10,500,059
                     FINANCE - RETAIL--1.0%
     2,000,000   1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                               1,999,934
                     FINANCE - SECURITIES--0.5%
     1,000,000   1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                                1,000,013
                     GOVERNMENT AGENCY--5.0%
     9,835,000       Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.310%, 11/2/2006           9,835,000
                     INSURANCE--4.1%
     2,000,000       MetLife Insurance Co. of Connecticut, 5.488%, 12/4/2006                                               2,000,000
     5,000,000       Monumental Life Insurance Co., 5.570%, 11/1/2006                                                      5,000,000
     1,000,000   1,2 Pacific Life Global Funding, 5.373%, 11/6/2006                                                        1,000,009
                        TOTAL                                                                                              8,000,009
                     MUNICIPAL--0.9%
     1,700,000       Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 11/15/2006                 1,700,000
                     PHARMACEUTICALS AND HEALTH CARE--2.5%
     5,000,000   1,2 Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 5.313%, 11/1/2006                                    5,000,000
                        TOTAL NOTES - VARIABLE                                                                            58,695,015
                     REPURCHASE AGREEMENT--10.1%
    19,768,000       Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 10/31/2006 under which ABN       19,768,000
                     Ambo Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,043,780,179.
                        TOTAL INVESTMENTS --- 101.5%                                                                   $ 198,619,943
                        (AT AMORTIZED COST)6
                        OTHER ASSETS AND LIABILITIES --- NET --- (1.5)%                                                $ (2,932,105)
                        TOTAL INVESTMENTS --- 100%                                                                     $ 195,687,838

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $101,565,642 which represented 51.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $101,565,642 which represented 51.9% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 LOC  --Letter of Credit
 SWP  --Swap Agreement






FEDERATED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      SHORT-TERM MUNICIPALS-102.3%1,2
                      ALABAMA-3.0%
  $       600,000     Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass           $ 600,000
                      Bank, Birmingham LOC), 3.680%, 11/2/2006
          100,000     Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions           100,000
                      Bank, Alabama LOC), 3.730%, 11/2/2006
        4,675,000     Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank         4,675,000
                      N.A. LOC), 3.680%, 11/2/2006
        5,000,000     Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Amsouth Bank N.A.,        5,000,000
                      Birmingham, AL LOC), 3.680%, 11/2/2006
        1,200,000     North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste           1,200,000
                      Management, Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/1/2006
          560,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                560,000
                      Australia Bank Ltd., Melbourne LOC), 3.680%, 11/2/2006
                          TOTAL                                                                                           12,135,000
                      ALASKA-0.6%
        2,415,000     North Slope Borough, AK, (Series 2001) Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC           2,415,000
                      GTD), 3.660%, 11/1/2006
                      ARKANSAS-0.1%
          500,000     Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering           500,000
                      Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/2/2006
                      CALIFORNIA-2.9%
        3,500,000     California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California,        3,500,000
                      N.A. LOC), 3.630%, 11/1/2006
        3,580,000     California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/ (Comerica          3,580,000
                      Bank LOC), 3.630%, 11/1/2006
        2,000,000     California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A.       2,000,000
                      LOC), 3.610%, 11/2/2006
          255,000     California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank         255,000
                      of California, N.A. LOC), 3.630%, 11/1/2006
        2,375,000 3,4 California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank NA, New York             2,375,000
                      LIQ)/(Citibank NA, New York LOC), 3.590%, 11/2/2006
                          TOTAL                                                                                           11,710,000
                      COLORADO-1.1%
        4,450,000 3,4 Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/ Wachovia Bank       4,450,000
                      N.A. LIQ), 3.650%, 11/1/2006
                      DELAWARE-0.4%
        1,450,000 3,4 Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (Financial Security Assurance, Inc.        1,450,000
                      INS)/(Citibank NA, New York LIQ), 3.630%, 11/2/2006
                      DISTRICT OF COLUMBIA-1.7%
        4,035,000 3,4 District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank       4,035,000
                      of New York LIQ), 3.700%, 11/2/2006
        1,725,000 3,4 District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank       1,725,000
                      of New York LIQ), 3.700%, 11/2/2006
          900,000     District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel              900,000
                      LLC)/(Bank of Scotland, Edinburgh LOC), 3.660%, 11/2/2006
                          TOTAL                                                                                            6,660,000
                      FLORIDA-0.6%
        2,355,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch       2,355,000
                      & Co., Inc. LIQ), 3.680%, 11/2/2006
                      GEORGIA-7.5%
        2,100,000     DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting            2,100,000
                      Co.)/(SunTrust Bank LOC), 3.620%, 11/1/2006
       16,790,000     DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Amsouth          16,790,000
                      Bank N.A., Birmingham, AL LOC), 3.680%, 11/2/2006
        7,200,000     Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City       7,200,000
                      Bank of the Midwest LOC), 3.640%, 11/2/2006
        1,800,000     Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt           1,800,000
                      LOC), 3.810%, 11/2/2006
        2,150,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.620%, 11/1/2006                  2,150,000
                          TOTAL                                                                                           30,040,000
                      IDAHO-0.8%
        3,195,000     Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas       3,195,000
                      SA LOC), 3.70%, 11/2/06
                      ILLINOIS-8.0%
        6,000,000     Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans             6,000,000
                      Chicago Corp.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.690%, 11/2/2006
        4,200,000 3,4 Chicago, IL O'Hare International Airport, PUTTERs (Series 1364Z) Weekly VRDNs (MBIA Insurance        4,200,000
                      Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
        7,245,000 3,4 Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance         7,245,000
                      Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
        1,320,000 3,4 Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of            1,320,000
                      America N.A. LIQ), 3.810%, 11/2/2006
        4,250,000     Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase          4,250,000
                      Bank, N.A. LOC), 3.670%, 11/1/2006
          190,000     Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments              190,000
                      LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 11/1/2006
        5,100,000     Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris, N.A. LOC),       5,100,000
                      3.860%, 11/2/2006
        3,690,000     Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies,           3,690,000
                      Inc.)/(LaSalle Bank, N.A. LOC), 3.640%, 11/2/2006
                          TOTAL                                                                                           31,995,000
                      INDIANA-2.9%
          377,000     Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor                 377,000
                      Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.730%, 11/2/2006
        2,300,000     Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A.          2,300,000
                      LOC), 3.620%, 11/1/2006
        5,680,000 3,4 Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.630%,            5,680,000
                      11/2/2006
        3,120,000 3,4 Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs               3,120,000
                      (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                      3.640%, 11/2/2006
                          TOTAL                                                                                           11,477,000
                      KANSAS-0.6%
        2,446,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick &           2,446,000
                      Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.65%, 11/2/2006
                      KENTUCKY-3.6%
        4,600,000     Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.650%,        4,600,000
                      11/2/2006
        2,700,000     Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo        2,700,000
                      Bank, N.A. LOC), 3.670%, 11/2/2006
          265,000     Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky,              265,000
                      Inc.)/(National City Bank, Kentucky LOC), 3.700%, 11/2/2006
        6,725,000     Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A) Weekly            6,725,000
                      VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.650%, 11/2/2006
          275,000     Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.730%, 11/2/2006                 275,000
                          TOTAL                                                                                           14,565,000
                      LOUISIANA-0.5%
        1,890,000 3,4 Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA           1,890,000
                      COL)/(Wachovia Bank N.A. LIQ), 3.700%, 11/1/2006
                      MAINE-1.5%
          175,000     Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.640%,               175,000
                      11/1/2006
        1,350,000     Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 3.670%,              1,350,000
                      11/1/2006
        1,845,000     Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank            1,845,000
                      LOC), 3.660%, 11/2/2006
        2,600,000 3,4 Maine State Housing Authority, PUTTERs (Series 1414) Weekly VRDNs (JPMorgan Chase & Co. LIQ),        2,600,000
                      3.630%, 11/2/2006
                          TOTAL                                                                                            5,970,000
                      MARYLAND-1.9%
        7,730,000 3,4 Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc.            7,730,000
                      INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.630%, 11/2/2006
                      MASSACHUSETTS-0.6%
        2,495,000     Massachusetts Development Finance Agency, (Series 2004), 3.620% CP (Nantucket Electric               2,495,000
                      Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 1/17/2007
                      MICHIGAN-0.3%
        1,000,000     Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank        1,000,000
                      N.A. LOC), 3.670%, 11/2/2006
                      MINNESOTA-1.4%
        5,000,000 3,4 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman            5,000,000
                      Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
          475,000     Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch                       475,000
                      Apartments)/(Federal National Mortgage Association LOC), 3.640%, 11/2/2006
                          TOTAL                                                                                            5,475,000
                      MISSISSIPPI-3.6%
          150,000     Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/ (Regions          150,000
                      Bank, Alabama LOC), 3.730%, 11/2/2006
        3,850,000     Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Amsouth           3,850,000
                      Bank N.A., Birmingham, AL LOC), 3.680%, 11/2/2006
        2,800,000     Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/               2,800,000
                      (Regions Bank, Alabama LOC), 3.680%, 11/2/2006
        7,800,000     Mississippi Regional Housing Authority No. II, (Series 2000), 4.10% TOBs (Laurel Park                7,800,000
                      Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2007
                          TOTAL                                                                                           14,600,000
                      MISSOURI-2.4%
        4,730,000 3,4 Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA              4,730,000
                      COL)/(JPMorgan Chase & Co. LIQ), 3.630%, 11/2/2006
        5,000,000     Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank,          5,000,000
                      N.A. LOC), 3.650%, 11/2/2006
                          TOTAL                                                                                            9,730,000
                      MULTI STATE-2.1%
        1,805,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2006-5 Weekly VRDNs (GNMA             1,805,000
                      COL)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 11/2/2006
        1,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State-AMT) Series 2005-1 Weekly VRDNs (GNMA             1,000,000
                      COL)/(State Street Bank and Trust Co. LIQ), 3.710%, 11/2/2006
        1,559,837 3,4 GS Pool Trust (Series 2006-56TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/ (Goldman          1,559,837
                      Sachs Group, Inc. LIQ), 3.660%, 11/2/2006
        1,954,884 3,4 GS Pool Trust Series 2006-19TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs       1,954,884
                      Group, Inc. LIQ), 3.690%, 11/2/2006
        2,000,000 3,4 GS Pool Trust Series 2006-35TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs       2,000,000
                      Group, Inc. LIQ), 3.690%, 11/2/2006
                          TOTAL                                                                                            8,319,721
                      NEBRASKA-1.5%
        5,600,000 3,4 Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase &          5,600,000
                      Co. LIQ), 3.630%, 11/2/2006
          500,000     Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                        500,000
                          TOTAL                                                                                            6,100,000
                      NEVADA-0.9%
        3,420,000 3,4 Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc.                 3,420,000
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 11/2/2006
                      NEW HAMPSHIRE-1.2%
        5,000,000     New Hampshire Business Finance Authority, (Series 2005) Weekly VRDNs (Lonza America,                 5,000,000
                      Inc.)/(Deutsche Bank) AG LOC) 3.660%, 11/2/2006
                      NEW JERSEY-5.9%
        1,602,000     Edgewater Park, NJ, 4.75% BANs, 6/28/2007                                                            1,609,563
        3,440,000     Hoboken, NJ, 4.25% BANs, 9/14/2007                                                                   3,454,380
        2,600,000     Island Heights, NJ, 4.25% BANs, 9/7/2007                                                             2,609,566
        4,492,500     Mount Holly Township, NJ, 4.50% BANs, 11/27/2006                                                     4,495,654
        4,000,000     Trenton, NJ, 4.50% BANs, 12/15/2006                                                                  4,004,938
        2,460,500     Wildwood, NJ, 4.625% BANs, 5/11/2007                                                                 2,468,853
        4,949,500     Wildwood, NJ, 4.75% BANs, 5/11/2007                                                                  4,965,769
                        TOTAL                                                                                           23,608,723
                      NEW MEXICO-1.2%
        4,900,000     New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co.           4,900,000
                      LLC), Mandatory Tender 7/1/2007
                      NEW YORK-4.5%
        3,000,000     New York City, NY Housing Development Corp., (Series 2004A) Weekly VRDNs (West 61st  Street          3,000,000
                      Associates LLC)/(HSBC Bank USA LOC), 3.620%, 11/1/2006
       15,000,000     New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America          15,000,000
                      N.A., LOC), 3.600%, 11/1/06
                          TOTAL                                                                                           18,000,000
                      NORTH CAROLINA-2.2%
        3,335,000 3,4 Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ),        3,335,000
                      3.630%, 11/2/2006
        5,500,000     Hertford County, NC Industrial Facilities & PCFA (Series 2000A) Weekly VRDNs (Nucor Corp.),          5,500,000
                      3.660%, 11/1/2006
                          TOTAL                                                                                            8,835,000
                      NORTH DAKOTA-0.7%
        2,800,000     Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers               2,800,000
                      Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.650%, 11/2/2006
                      OHIO-0.2%
        1,000,000     Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.),              1,000,000
                      3.770%, 11/1/2006
                      OKLAHOMA-1.3%
          350,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),              350,000
                      3.800%, 11/2/2006
        3,300,000 3,4 Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma            3,300,000
                      HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%, 11/2/2006
        1,500,000     Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips                   1,500,000
                      Co.)/(ConocoPhillips GTD), 3.670%, 11/1/2006
                          TOTAL                                                                                            5,150,000
                      PENNSYLVANIA-4.4%
          264,000     Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A.              264,000
                      LOC), 3.650%, 11/1/2006
        3,500,000     Pennsylvania State Higher Education Assistance Agency, (Series 2002A) Weekly VRDNs (Financial        3,500,000
                      Security Assurance, Inc. INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State
                      Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.630%, 11/2/2006
       14,000,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp.                  14,000,000
                      INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/06
                          TOTAL                                                                                           17,764,000
                      SOUTH CAROLINA-3.0%
        5,200,000     Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                5,200,000
        1,400,000     South Carolina Jobs- EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/ (PNC Bank,       1,400,000
                      N.A. LOC), 3.650%, 11/1/2006
        5,320,000 3,4 South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly           5,320,000
                      VRDNs (Ambac Financial Group, Inc. INS)/(JPMorgan Chase & Co. LIQ), 3.630%, 11/2/2006
                          TOTAL                                                                                           11,920,000
                      TENNESSEE-1.6%
          150,000     Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series1999)               150,000
                      Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.730%, 11/2/2006
        3,500,000     Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998)         3,500,000
                      Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 3.670%, 11/2/2006
          550,000     Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC),           550,000
                      3.620%, 11/1/2006
        1,675,000     Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC),        1,675,000
                      3.620%, 11/1/2006
          445,000     Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series              445,000
                      2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.780%, 11/2/2006
                          TOTAL                                                                                            6,320,000
                      TEXAS-10.0%
        7,500,000     Brazos Harbor, TX Industrial Development Corp., (Series 2206) Weekly VRDNs (BASF Corp.),             7,500,000
                      3.650%, 11/1/2006
        2,660,000 3,4 Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (Financial Security               2,660,000
                      Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 11/2/2006
        1,730,000 3,4 Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp.            1,730,000
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 11/2/2006
        1,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.660%,         1,000,000
                      11/1/2006
        2,200,000     Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC          2,200,000
                      GTD), 3.660%, 11/1/2006
          200,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999)              200,000
                      Weekly VRDNs (Air Products & Chemicals, Inc.), 3.670%, 11/1/2006
        5,500,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000)            5,500,000
                      Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.670%, 11/1/2006
       12,500,000     Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly          12,500,000
                      VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.680%, 11/1/2006
          270,000     Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove                           270,000
                      Apartments)/(Citibank NA, New York LOC), 3.690%, 11/1/2006
        3,880,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (Financial             3,880,000
                      Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007
        2,000,000 3,4 Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview             2,000,000
                      Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%,
                      11/2/2006
          600,000     Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004)           600,000
                      Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.780%, 11/2/2006
                          TOTAL                                                                                           40,040,000
                      VIRGINIA-4.6%
        3,500,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.96% CP (Virginia Electric & Power Co.), Mandatory        3,500,000
                      Tender 12/1/2006
        5,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.64% CP (Landesbank Baden-             5,000,000
                      Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 11/15/2006
        4,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.65% CP (Landesbank Baden-             4,000,000
                      Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 11/10/2007
        3,000,000     Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory           3,000,000
                      Tender 11/14/2006
        3,000,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia       3,000,000
                      Bank N.A. LIQ), 3.650%, 11/1/2006
                          TOTAL                                                                                           18,500,000
                      WASHINGTON-8.2%
        6,140,000 3,4 Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan       6,140,000
                      Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.650%,
                      11/1/2006
          850,000     Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE                   850,000
                      Renewables LLC)/(Bank of America N.A. LOC), 3.660%, 11/2/2006
        1,300,000     Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of             1,300,000
                      America N.A. LOC), 3.64%, 11/2/2006
        6,825,000     Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America         6,825,000
                      N.A. LOC), 3.640%, 11/1/2006
        7,375,000     Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia        7,375,000
                      Bank N.A. LOC), 3.650%, 11/2/2006
        5,500,000     Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone                5,500,000
                      Apartments, LP)/(U.S. Bank, N.A. LOC), 3.670%, 11/2/2006
        4,825,000     Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs           4,825,000
                      (Hamilton Place Apartments, LP)/(U.S. Bank, N.A. LOC), 3.670%,11/2/2006
                          TOTAL                                                                                           32,815,000
                      WEST VIRGINIA-0.5%
        2,100,000     Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power          2,100,000
                      Partners LP)/(Deutsche Bank AG LOC), 3.650%, 11/1/2006
                      WISCONSIN-2.3%
          200,000     Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.670%,              200,000
                      11/1/2006
        1,000,000     Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC),        1,000,000
                      3.660%, 11/2/2006
        8,000,000 3,4 Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.630%,             8,000,000
                      11/2/2006
                          TOTAL                                                                                            9,200,000
                          TOTAL INVESTMENTS -102.3%                                                                      410,075,444
                          (AT AMORTIZED COST)5
                          OTHER ASSETS AND LIABILITIES-NET-(2.3)%                                                        (9,210,327)
                          TOTAL NET ASSETS-100%                                                                        $ 400,865,117

Securities that are subject to the federal alternative minimum tax (AMT) represent 91.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At October 31, 2006, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER          SECOND TIER
         95.9%               4.1%

2    Current rate and next reset date shown on variable rate demand notes.

3 Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $119,055,721, which represented 29.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amount to $119,055,721, which represented 29.7% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.



INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Finance Authority
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 MFHA    --Multi-Family Housing Authority
 MMMs    --Money Market Municipals
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes






FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   GOVERNMENT AGENCIES--20.8%
  $  6,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.230% - 5.250%, 12/8/2006 - 1/4/2007            $   5,997,749
     6,865,000     Federal Home Loan Bank System Notes, 3.700% - 5.580%, 11/15/2006 - 10/23/2007                           6,845,871
     6,350,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.490% - 5.005%, 1/9/2007 - 6/29/2007                  6,218,787
     9,500,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.238% - 5.330%, 11/7/2006 - 12/27/2006           9,497,783
     6,154,000     Federal Home Loan Mortgage Corp. Notes, 2.700% - 5.410%, 11/17/2006 - 8/3/2007                          6,123,097
     5,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.204%, 12/28/2006                           4,996,922
     3,600,000     Federal National Mortgage Association Notes, 3.875% - 5.610%, 5/15/2007 - 9/14/2007                     3,582,283
                       TOTAL GOVERNMENT AGENCIES                                                                          43,262,492
                   REPURCHASE AGREEMENTS--79.3%
    31,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ABN          31,000,000
                   AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
    10,187,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which BNP          10,187,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    12,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 10/30/2006 under which Banc         12,000,000
                   of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $505,913,889 on 1/19/2007. The market value of the underlying securities at the end of the period was $513,441,491.
     6,000,000   3 Interest in $400,000,000 joint repurchase agreement 5.27%, dated 9/20/2006 under which Banc of          6,000,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2035 for $403,571,889 on 11/20/2006. The market value of the underlying securities at the end of the period was $413,456,280.
    31,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              31,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2037 for $1,500,221,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,533,565,870.
     6,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.29%, dated 10/3/2006 under which Credit           6,000,000
                   Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 7/25/2044 for $760,249,375 on 1/5/2007. The market value of the underlying securities at the end of the period was $772,502,148.
     1,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.30%, dated 8/31/2006 under which Deutsche         1,000,000
                   Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 8/25/2036 for $506,625,000 on 11/30/2006. The market value of the underlying securities at the end of the period was $520,526,917.
    31,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ING          31,000,000
                   Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 4/1/2056 for $1,800,266,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,847,102,714.
     6,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan            6,000,000
                   Stanley and Co. Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $771,051,566.
    31,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              31,000,000
                   Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,053,516,209.
                       TOTAL REPURCHASE AGREEMENTS                                                                       165,187,000
                       TOTAL INVESTMENTS - 100.1%                                                                        208,449,492
                       (AT AMORTIZED COST)4
                       OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                         (140,978)
                       TOTAL NET ASSETS - 100%                                                                         $ 208,308,514

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2A-7 under the Investment Company Act of 1940, as amended.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.







GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                     GOVERNMENT AGENCIES--21.9%
   $ 359,000,000   1  Federal Home Loan Bank System Floating Rate Notes, 5.230% - 5.250%, 12/8/2006 -           $        358,884,195
                     1/4/2007
     279,935,000     Federal Home Loan Bank System Notes, 4.000% - 6.500%, 11/15/2006 - 10/23/2007                       279,855,745
     339,500,000   2  Federal Home Loan Mortgage Corp. Discount Notes, 4.490% - 5.005%, 1/9/2007 -                       332,392,724
                     6/29/2007
     537,000,000   1  Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.238% - 5.330%, 11/7/2006 -                 536,880,172
                     12/27/2006
     214,000,000     Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.410%, 11/15/2006 - 8/17/2007                     213,075,774
     185,000,000   1  Federal National Mortgage Association Floating Rate Note, 5.204%, 12/28/2006                       184,886,115
     217,001,000     Federal National Mortgage Association Notes, 3.875% - 5.610%, 5/15/2007 - 9/15/2007                 216,129,804
     295,020,000   1  Housing and Urban Development Floating Rate Note, 5.572%, 11/1/2006                                295,020,000
                        TOTAL GOVERNMENT AGENCIES                                                                      2,417,124,529
                     REPURCHASE AGREEMENTS--78.1%
     195,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 10/30/2006, under                195,000,000
                     which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $505,913,889 on 1/19/2007.  The market value of the underlying securities at the end of the period was $513,441,491.
      95,000,000   3 Interest in $400,000,000 joint repurchase agreement 5.27%, dated 9/20/2006, under                    95,000,000
                     which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2035 for $403,571,889 on 11/20/2006.  The market value of the underlying securities at the end of the period was $413,456,280.
     230,000,000     Interest in $650,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                  230,000,000
                     which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/3/2011 for $650,095,875 on 11/1/2006.  The market value of the underlying securities at the end of the period was $663,000,267.
     552,059,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under                552,059,000
                     which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,163,316,639 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,206,260,269.
     340,000,000     Interest in $800,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                  340,000,000
                     which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $800,118,000 on 11/1/2006.  The market value of the underlying securities at the end of the period was $821,562,952.
     525,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under                525,000,000
                     which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2037 for $1,500,221,667 on 11/1/2006.
                     The market value of the underlying securities at the end of the period was
                     $1,533,565,870.
     250,000,000     Repurchase agreement 5.33%, dated 10/31/2006, under which Citigroup Global Markets,                 250,000,000
                     Inc. will repurchase U.S. Government Agency securities with various maturities to
                     4/15/2036 for $250,037,014 on 11/1/2006.  The market value of the underlying securities at the end of the period was $255,979,446.
     552,568,000     Interest in $1,300,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                552,568,000
                     which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 10/25/2043 for $1,300,191,750 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,330,045,643.
     350,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.29%, dated 10/3/2006, under                   350,000,000
                     which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2044 for $760,249,375 on 1/5/2007.  The market value of the underlying securities at the end of the period was $772,502,148.
     460,000,000     Interest in $750,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under                  460,000,000
                     which Deutsche Bank Securities, Inc will repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for $750,110,833 on 11/1/2006.  The market value of the underlying securities at the end of the period was $768,886,697.
     800,000,000     Interest in $1,600,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                800,000,000
                     which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/15/2036 for $1,600,236,000 on 11/1/2006.
                     The market value of the underlying securities at the end of the period was
                     $1,639,891,616.
      51,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.30%, dated 8/31/2006, under                    51,000,000
                     which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency and U.S.
                     Treasury securities with various maturities to 8/25/2036 for $506,625,000 on
                     11/30/2006.  The market value of the underlying securities at the end of the period was $520,526,917.
      20,000,000   3 Interest in $40,000,000 joint repurchase agreement 5.28%, dated 10/31/2006, under                    20,000,000
                     which Dresdner Kleinwort Wassertstein will repurchase a U.S. Government Agency security maturing on 5/15/2033 for $40,176,000 on 11/30/2006.  The market value of the underlying security at the end of the period was $42,054,083.
     196,500,000     Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                196,500,000
                     which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 9/15/2036 for $2,000,295,000 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,050,357,821.
     250,000,000     Repurchase agreement 5.35%, dated 10/31/2006, under which HSBC Securities, Inc. will                250,000,000
                     repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $250,037,153 on 11/1/2006.  The market value of the underlying securities at the end of the period was $255,000,834.
     750,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under                750,000,000
                     which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for $1,500,221,667 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,530,134,807.
     800,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under                800,000,000
                     which ING Financial Markets LLC will repurchase U.S. Government Agency and U.S.
                     Treasury securities with various maturities to 4/1/2056 for $1,800,266,000 on
                     11/1/2006.  The market value of the underlying securities at the end of the period was $1,847,102,714.
      45,000,000     Interest in $125,000,000 joint repurchase agreement 5.12%, dated 10/31/2006, under                   45,000,000
                     which J.P. Morgan securities, Inc. will repurchase U.S. Government securities and a
                     U.S. Treasury security with various maturities to 4/15/2016 for $125,017,778 on
                     11/1/2006.  The market value of the underlying securities at the end of the period was $127,504,409.
       5,554,000     Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                  5,554,000
                     which Merrill Lynch Government Securities/Money Market will repurchase U.S.
                     Government Agency securities with various maturities to 10/15/2036 for
                     $2,000,295,000 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,042,399,834.
     350,000,000     Interest in $600,000,000 joint repurchase agreement 5.45%, dated 10/31/2006, under                  350,000,000
                     which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $600,090,833 on 11/1/2006.  The market value of the underlying securities at the end of the period was $612,960,465.
     200,000,000     Repurchase agreement 5.38%, dated 10/31/2006, under which Morgan Stanley & Co., Inc.                200,000,000
                     will repurchase U.S. Government Agency securities with various maturities to
                     10/1/2036 for $200,029,889 on 11/1/2006.  The market value of the underlying securities at the end of the period was $206,040,001.
     250,000,000     Repurchase agreement 5.35%, dated 10/31/2006, under which Morgan Stanley & Co., Inc.                250,000,000
                     will repurchase U.S. Government Agency securities with various maturities to
                     10/1/2036 for $250,037,153 on 11/1/2006.  The market value of the underlying securities at the end of the period was $256,166,953.
     340,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006, under                    340,000,000
                     which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $770,025,000 on 3/5/2007.  The market value of the underlying securities at the end of the period was $771,051,566.
     900,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under                900,000,000
                     which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,053,516,209.
     103,494,000     Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under                103,494,000
                     which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,980,292,050 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,019,602,605.
      25,000,000     Interest in $100,000,000 joint repurchase agreement 5.22%, dated 10/31/2006, under                   25,000,000
                     which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,500 on 11/1/2006.  The market value of the underlying securities at the end of the period was $102,003,227.
                        TOTAL REPURCHASE AGREEMENTS                                                                    8,636,175,000
                        TOTAL INVESTMENTS-100.0%                                                                      11,053,299,529
                        (AT AMORTIZED COST)4
                        OTHER ASSETS AND LIABILITIES-NET-0.0%                                                              4,848,942
                        TOTAL NET ASSETS---100%                                                                 $     11,058,148,471

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note:        The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







GOVERNMENT OBLIGATIONS TAX MANAGED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      GOVERNMENT AGENCIES--100.0%
  $   214,094,000   1 Federal Farm Credit System Discount Notes, 5.050% - 5.110%, 11/14/2006 - 1/25/2007             $   212,836,605
      924,315,000   2 Federal Farm Credit System Floating Rate Notes, 5.180% - 5.267%, 11/1/2006 - 12/26/2006            924,157,819
    1,628,797,000   1 Federal Home Loan Bank System Discount Notes, 5.060% - 5.249%, 11/1/2006 - 1/26/2007             1,622,275,792
      297,000,000   2 Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.250%, 11/14/2006 - 1/17/2007         296,892,661
      444,505,000     Federal Home Loan Bank System Notes, 2.550% - 7.625%, 11/2/2006 - 10/23/2007                       443,650,198
      142,618,000   1 Tennessee Valley Authority Discount Notes, 5.040% - 5.080%, 11/30/2006 - 12/21/2006                141,934,285
                         TOTAL INVESTMENTS - 100.0%                                                                    3,641,747,360
                         (AT AMORTIZED COST)3
                         OTHER ASSETS AND LIABILITIES - NET - (0.0)%                                                     (1,488,352)
                         TOTAL NET ASSETS - 100%                                                                     $ 3,640,259,008

   1 Discount rate at time of purchase.
   2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



Note:The categories of investments are shown as a percentage of total net assets at October 31, 2006.









LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   GOVERNMENT AGENCIES--23.3%
  $ 12,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.230% - 5.250%, 12/8/2006 - 1/4/2007            $  11,996,401
     7,180,000     Federal Home Loan Bank System Notes, 5.250% - 5.580%, 6/21/2007 - 10/23/2007                            7,182,091
    10,640,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.490% - 5.005%, 1/9/2007 - 6/29/2007                 10,426,074
    19,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.238% - 5.330%, 11/7/2006 - 12/27/2006          18,995,860
     6,500,000     Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.410%, 11/15/2006 - 8/3/2007                          6,477,452
     5,000,000   1 Federal National Mortgage Association Floating Rate Note, 5.204%, 12/28/2006                            4,996,922
     7,400,000     Federal National Mortgage Association Notes, 3.875% - 5.610%, 5/15/2007 - 9/14/2007                     7,370,519
                      TOTAL GOVERNMENT AGENCIES                                                                           67,445,319
                   REPURCHASE AGREEMENTS--76.7%
    45,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ABN          45,000,000
                   AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
    10,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.323%, dated 10/30/2006 under which Banc of       10,000,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/15/2035 for $505,913,889 on 1/19/2007. The market value of the underlying securities at the end of the period was $513,441,491.
     5,000,000   3 Interest in $400,000,000 joint repurchase agreement 5.27%, dated 9/20/2006 under which Banc of          5,000,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2035 for $403,571,889 on 11/20/2006. The market value of the underlying securities at the end of the period was $413,456,280.
    10,141,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which BNP          10,141,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    44,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              44,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2037 for $1,500,221,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,533,565,870.
     3,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.29%, dated 10/3/2006 under which Credit           3,000,000
                   Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2044 for $760,249,375 on 1/5/2007. The market value of the underlying securities at the end of the period was $772,502,148.
     8,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.30%, dated 8/31/2006 under which Deutsche         8,000,000
                   Bank Securities, Inc. will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2036 for $506,625,000 on 11/30/2006. The market value of the underlying securities at the end of the period was $520,526,917.
    44,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ING          44,000,000
                   Financial Markets LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 for $1,800,266,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,847,102,714.
     9,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan            9,000,000
                   Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                   7/1/2036 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $771,051,566.
    44,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              44,000,000
                   Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,053,516,209.
                      TOTAL REPURCHASE AGREEMENTS                                                                        222,141,000
                      TOTAL INVESTMENTS - 100.0%                                                                         289,586,319
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES - NET - (0.0)%                                                           (54,233)
                      TOTAL NET ASSETS - 100%                                                                          $ 289,532,086

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note:The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.











LIQUID CASH TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                REPURCHASE AGREEMENTS--100.1%
  $ 11,000,000  Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ABN AMRO      $ 11,000,000
                Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to
                2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
     1,391,000  Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which BNP              1,391,000
                Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    11,000,000  Interest in $800,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which BNP Paribas       11,000,000
                Securities Corp. will repurchase U.S. Government Agency securities with various maturities to
                5/25/2036 for $800,118,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $821,562,952.
    11,000,000  Interest in $650,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which Barclays          11,000,000
                Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/3/2011 for $650,095,875 on 11/1/2006. The market value of the underlying securities at the end of the period was $663,000,267.
    11,000,000  Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which Citigroup       11,000,000
                Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to
                11/15/2037 for $1,500,221,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,533,565,870.
    11,000,000  Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 10/31/2006 under which Credit          11,000,000
                Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,000,148,056 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,030,003,630.
    10,000,000  Interest in $1,800,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under which ING            10,000,000
                Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 4/1/2056 for $1,800,266,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,847,102,714.
    11,000,000  Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which Societe         11,000,000
                Generale, London will repurchase U.S. Government Agency securities with various maturities to
                9/1/2045 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,053,516,209.
                    TOTAL INVESTMENTS - 100.1%                                                                            77,391,000
                    (AT AMORTIZED COST)1
                    OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                             (73,561)
                    TOTAL NET ASSETS - 100%                                                                             $ 77,317,439

   1 Also represents cost for federal tax purposes.


   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.










MONEY MARKET MANAGEMENT
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITIES--1.6%
                  FINANCE - AUTOMOTIVE--0.9%
  $   314,700     GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007                                                $    314,700
                  FINANCE - EQUIPMENT--0.7%
      278,129 1,2 Marlin Leasing Receivables X LLC (Series 2006-1), Class A1, 5.475%, 9/17/2007                              278,129
                     TOTAL ASSET-BACKED SECURITIES                                                                           592,829
                  BANKERS ACCEPTANCE--2.0%
                  BANKING--2.0%
      732,996     Huntington National Bank, Columbus, OH, 5.300%, 2/23/2007                                                  720,694
                  CERTIFICATES OF DEPOSIT--7.6%
                  BANKING--7.6%
      200,000     Barclays Bank PLC, 5.420%, 5/24/2007                                                                       200,000
    1,800,000     Credit Suisse, Zurich, 5.250%, 11/20/2006                                                                1,800,000
      500,000     Societe Generale, Paris, 5.190%, 10/9/2007                                                                 499,258
      250,000     Wells Fargo Bank, N.A., 4.840%, 1/30/2007                                                                  249,988
                     TOTAL CERTIFICATES OF DEPOSIT                                                                         2,749,246
                  COLLATERALIZED LOAN AGREEMENTS--13.8%
                  BANKING--5.5%
    1,000,000     Greenwich Capital Markets, Inc., 5.437%, 11/1/2006                                                       1,000,000
    1,000,000     WAMU Capital Corp., 5.512%, 11/1/2006                                                                    1,000,000
                     TOTAL                                                                                                 2,000,000
                  BROKERAGE--8.3%
    1,000,000     Bear Stearns & Co., Inc., 5.432%, 11/1/2006                                                              1,000,000
    1,000,000     Goldman Sachs & Co., 5.382%, 11/1/2006                                                                   1,000,000
    1,000,000     Merrill Lynch & Co., Inc., 5.442%, 11/1/2006                                                             1,000,000
                     TOTAL                                                                                                 3,000,000
                     TOTAL COLLATERALIZED LOAN AGREEMENTS                                                                  5,000,000
                  COMMERCIAL PAPER-27.7%3
                  BANKING--4.1%
      500,000     Bank of America Corp., 5.210%, 4/24/2007                                                                   487,409
    1,000,000 1,2 Picaros Funding LLC, (KBC Bank NV GTD), 5.240%, 1/9/2007                                                   989,957
                     TOTAL                                                                                                 1,477,366
                  CONSUMER PRODUCTS--0.8%
      300,000 1,2 Fortune Brands, Inc., 5.340%, 1/18/2007                                                                    296,529
                  FINANCE - AUTOMOTIVE--7.2%
      350,000     DaimlerChrysler North America Holding Corp., 5.395%, 11/13/2006                                            349,371
      784,000     DaimlerChrysler Revolving Auto Conduit LLC, (A1+/P1 Series), 5.240%, 12/27/2006                            777,610
    1,500,000     FCAR Auto Loan Trust (Series A1+/P1), 5.110% - 5.280%, 11/13/2006 - 2/6/2007                             1,491,183
                     TOTAL                                                                                                 2,618,164
                  FINANCE - RETAIL--8.5%
    1,500,000 1,2 Amsterdam Funding Corp., 5.190% - 5.285%, 2/9/2007 - 4/11/2007                                           1,469,449
      412,000 1,2 Falcon Asset Securitization Company LLC, 5.255%, 1/16/2007                                                 407,429
      500,000 1,2 Paradigm Funding LLC, 5.230%, 3/21/2007                                                                    489,831
      714,000 1,2 Tulip Funding Corp., 5.240%, 1/10/2007                                                                     706,725
                     TOTAL                                                                                                 3,073,434
                  FINANCE - SECURITIES--1.4%
      500,000 1,2 Scaldis Capital LLC, 5.265%, 2/9/2007                                                                      492,688
                  FOOD & BEVERAGE--0.8%
      300,000 1,2 General Mills, Inc., 5.330%, 1/17/2007                                                                     296,580
                  INSURANCE--1.4%
      500,000 1,2 Aspen Funding Corp., 5.275%, 2/13/2007                                                                     492,381
                  PUBLISHING & PRINTING--2.7%
    1,000,000 1,2 Gannett Co., Inc., 5.300%, 1/22/2007                                                                       987,928
                  RETAIL-0.8%
      300,000 1,2 Safeway Inc., 5.380%, 11/27/2006                                                                           298,834
                     TOTAL COMMERCIAL PAPER                                                                               10,033,904
                  CORPORATE BONDS--3.3%
                  BANKING--1.4%
      500,000     KeyCorp, 3.050%, 11/22/2006                                                                                499,295
                  FINANCE - RETAIL--1.9%
      700,000     Countrywide Financial Corp., 5.471%, 12/5/2006                                                             700,025
                     TOTAL CORPORATE BONDS                                                                                 1,199,320
                  NOTES - VARIABLE -40.0%4
                  BANKING--28.8%
    1,000,000 1,2 BNP Paribas SA, 5.310%, 11/27/2006                                                                       1,000,000
    1,750,000 1,2 Commonwealth Bank of Australia, Sydney, 5.320%, 11/24/2006                                               1,750,000
    1,000,000 1,2 HBOS Treasury Services PLC, 5.290%, 11/9/2006                                                            1,000,000
    1,000,000     Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS),        1,000,000
                  5.350%, 11/2/2006
    1,000,000   1  MONET Trust (Series 2000-1) Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.434%, 12/28/2006           1,000,000
    1,000,000     Salvation Army (Series 2004-A), (Bank of New York LOC), 5.320%, 11/2/2006                                1,000,000
    2,155,000     Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),             2,155,000
                  5.420%, 11/7/2006
    1,500,000     U.S. Bank, N.A., 5.402%, 1/2/2007                                                                        1,500,510
                     TOTAL                                                                                                10,405,510
                  BROKERAGE--2.1%
      750,000     Morgan Stanley, 5.363% - 5.512%, 11/1/2006 - 1/12/2007                                                     750,056
                  FINANCE - RETAIL--4.1%
    1,000,000     AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 11/15/2006                             1,000,000
      500,000 1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                                    499,983
                     TOTAL                                                                                                 1,499,983
                  FINANCE - SECURITIES--4.2%
    1,000,000 1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                                   1,000,013
      500,000 1,2 K2 (USA) LLC, (K2 Corp., GTD), 5.325%, 11/1/2006                                                           499,960
                     TOTAL                                                                                                 1,499,973
                  MUNICIPAL--0.8%
      300,000     Florida Hurricane Catastrophe Fund Finance Corp. (Series 2006-B), 5.330%, 11/15/2006                       300,000
                     TOTAL NOTES - VARIABLE                                                                               14,455,522
                  REPURCHASE AGREEMENT--6.4%
    2,302,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ABN AMRO       2,302,000
                  Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to
                  2/01/2044 for $2,000,295,556 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,043,780,179.
                     TOTAL INVESTMENTS---102.4%                                                                           37,053,515
                      (AT AMORTIZED COST )5
                     OTHER ASSETS AND LIABILITIES---NET-(2.4%)                                                             (873,366)
                     TOTAL NET ASSETS-100%                                                                              $ 36,180,149



1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $13,956,416, which represented 38.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $12,956,416, which represented 35.8% of total net assets.

3 Discount at the time of purchase, or the coupon for interest bearing issues.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

SECURITY                                      ACQUISTION DATE    ACQUISTION COST

MONET Trust (Series 2000-1), Class A-2A,
(Dresdner Bank AG, Frankfurt SWP), 5.434%,
12/28/2006                                       3/28/2006            $1,000,000


The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 LOC --Letter of Credit
 INS --Insured
 SWP --Swap Agreement








MUNICIPAL OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS-103.8%1,2
                    ALABAMA--1.0%
  $   4,500,000     Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe          $     4,500,000
                    LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.660%, 11/2/2006
      7,930,000     Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/                     7,930,000
                    (Compass Bank, Birmingham LOC), 3.680%, 11/2/2006
      4,230,000     Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions           4,230,000
                    Bank, Alabama LOC), 3.730%, 11/2/2006
      1,515,000     Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/                       1,515,000
                    (Regions Bank, Alabama LOC), 3.740%, 11/1/2006
     17,000,000     Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD),            17,000,000
                    3.670%, 11/1/2006
      3,725,000     East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs             3,725,000
                    (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
      4,175,000     Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management,              4,175,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
      6,600,000     Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006               6,600,000
                       TOTAL                                                                                              49,675,000
                    ALASKA--0.9%
      1,410,000 3,4 Alaska Industrial Development and Export Authority, (MT-129) Weekly VRDNs (Delong Mountain             1,410,000
                    Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%,
                    11/2/2006
      3,750,000 3,4 Alaska International Airports System, MERLOTS (Series 1999I) Weekly VRDNs (AMBAC                       3,750,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      9,500,000 3,4 Alaska State Housing Finance Corp., PUTTERs (Series 1398) Weekly VRDNs (MBIA Insurance Corp.           9,500,000
                    INS)/(J.P. Morgan Chase & Co. LIQ), 3.630%, 11/2/2006
     24,500,000     Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska,               24,500,000
                    Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
      6,015,000     Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska,                6,015,000
                    Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
                       TOTAL                                                                                              45,175,000
                    ARIZONA--0.4%
      2,900,000     Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New            2,900,000
                    York LOC), 3.630%, 11/1/2006
      1,750,000     Maricopa County, AZ, IDA, (Series 2000A)  Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA             1,750,000
                    LOC), 3.590%, 11/2/2006
      3,400,000     Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments            3,400,000
                    LP)/(FNMA LOC), 3.590%, 11/2/2006
      1,125,000     Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's                1,125,000
                    Resource Center)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      3,550,000     Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.630%,           3,550,000
                    11/1/2006
      3,700,000     Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,            3,700,000
                    Utrecht LOC), 3.600%, 11/2/2006
      3,100,000     Tucson, AZ IDA, (Series 1989) Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.480%,             3,100,000
                    11/7/2006
        995,000     Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living                  995,000
                    LLC)/(FNMA LOC), 3.580%, 11/2/2006
      2,700,000     Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA                    2,700,000
                    INS)/(Dexia Credit Local LIQ), 3.560%, 11/2/2006
                       TOTAL                                                                                              23,220,000
                    ARKANSAS--1.6%
      1,000,000     Arkadelphia, AR, IDRBs (Series 1996) Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC),               1,000,000
                    3.670%, 11/2/2006
      5,130,000     Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering           5,130,000
                    Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/2/2006
     16,800,000     Blytheville, AR, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                          16,800,000
     34,400,000     Blytheville, AR, (Series 2002) Weekly VRDNs (Nucor Corp.), 3.660%, 11/1/2006                          34,400,000
      8,000,000     Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.), 3.860%, 11/2/2006                          8,000,000
      8,500,000     Osceola, AR, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Plum Point Energy          8,500,000
                    Associates LLC)/(Credit Suisse, Zurich LOC), 3.590%, 11/2/2006
      7,100,000     Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase               7,100,000
                    Bank, N.A. LOC), 3.650%, 11/2/2006
                       TOTAL                                                                                              80,930,000
                    CALIFORNIA-3.9%
      3,300,000     Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)                    3,300,000
                    /(Comerica Bank LOC), 3.600%, 11/2/2006
      1,700,000     California PCFA, (Series 1995A) Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank,            1,700,000
                    N.A. LOC), 3.580%, 11/1/2006
      2,325,000     California PCFA, (Series 1995A) Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of               2,325,000
                    America N.A. LOC), 3.580%, 11/1/2006
      1,245,000     California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California,          1,245,000
                    N.A. LOC), 3.630%, 11/1/2006
      1,400,000     California PCFA, (Series 1997B) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank,              1,400,000
                    N.A. LOC), 3.580%, 11/1/2006
        910,000     California PCFA, (Series 1998A) Weekly VRDNs (Santa Clara Valley Industries LLC)/                        910,000
                    (Comerica Bank LOC), 3.630%, 11/1/2006
      2,400,000     California PCFA, (Series 1999A) Weekly VRDNs (Atlas Disposal Industries LLC)/(JPMorgan Chase           2,400,000
                    Bank, N.A. LOC), 3.580%, 11/1/2006
      2,145,000     California PCFA, (Series 1999A) Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/                    2,145,000
                    (Wells Fargo Bank, N.A. LOC), 3.580%, 11/1/2006
      3,935,000     California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank,             3,935,000
                    N.A. LOC), 3.580%, 11/1/2006
      1,880,000     California PCFA, (Series 1999B) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC),          1,880,000
                    3.630%, 11/1/2006
      4,475,000     California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           4,475,000
                    3.630%, 11/1/2006
      1,700,000     California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California,          1,700,000
                    N.A. LOC), 3.630%, 11/1/2006
      1,550,000     California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.610%,            1,550,000
                    11/2/2006
      6,815,000     California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht           6,815,000
                    LOC), 3.610%, 11/2/2006
      3,400,000     California PCFA, (Series 2001A) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC),           3,400,000
                    3.580%, 11/1/2006
      5,000,000     California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC),           5,000,000
                    3.610%, 11/2/2006
      2,280,000     California PCFA, (Series 2001A: GreenTeam of San Jose) Weekly VRDNs (Waste Connections of              2,280,000
                    California, Inc.)/(Bank of America N.A. LOC), 3.580%, 11/1/2006
      6,000,000     California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A.              6,000,000
                    LOC), 3.610%, 11/2/2006
      4,295,000     California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries )/(CALSTRS (California State           4,295,000
                    Teachers' Retirement System) LOC), 3.580%, 11/1/2006
      2,940,000     California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.610%,          2,940,000
                    11/2/2006
      7,900,000     California PCFA, (Series 2002A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank,              7,900,000
                    N.A. LOC), 3.580%, 11/1/2006
      3,365,000     California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/                       3,365,000
                    (CALSTRS (California State Teachers' Retirement System) LOC), 3.580%, 11/1/2006
      4,000,000     California PCFA, (Series 2002A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America             4,000,000
                    N.A. LOC), 3.580%, 11/1/2006
      4,060,000     California PCFA, (Series 2002A) Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC),          4,060,000
                    3.630%, 11/1/2006
      2,825,000     California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           2,825,000
                    3.630%, 11/1/2006
      2,900,000     California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc. / Vintage Dairy)/(CALSTRS                   2,900,000
                    (California State Teachers' Retirement System) LOC), 3.580%, 11/1/2006
      8,000,000     California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.610%,           8,000,000
                    11/2/2006
      2,000,000     California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/                    2,000,000
                    (Bank of America N.A. LOC), 3.610%, 11/2/2006
      1,800,000     California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank,              1,800,000
                    N.A. LOC), 3.610%, 11/2/2006
      2,350,000     California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra                   2,350,000
                    Trust)/(Wachovia Bank N.A. LOC), 3.610%, 11/2/2006
      2,510,000     California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/                       2,510,000
                    (CALSTRS (California State Teachers' Retirement System) LOC), 3.580%, 11/1/2006
      4,000,000     California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America             4,000,000
                    N.A. LOC), 3.580%, 11/1/2006
      2,000,000     California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.610%,            2,000,000
                    11/2/2006
      2,780,000     California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/(Key Bank, N.A. LOC),              2,780,000
                    3.580%, 11/1/2006
      3,965,000     California PCFA, (Series 2004A) Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A.              3,965,000
                    LOC), 3.580%, 11/1/2006
      7,280,000     California PCFA, (Series 2005A) Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of          7,280,000
                    California, N.A. LOC), 3.630%, 11/1/2006
      4,905,000     California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/                    4,905,000
                    (Union Bank of California, N.A. LOC), 3.630%, 11/1/2006
      3,170,000     California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC),           3,170,000
                    3.630%, 11/1/2006
      3,920,000     California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco,            3,920,000
                    CA LOC), 3.610%, 11/1/2006
      4,225,000     California PCFA, (Series 2006A) Weekly VRDNs (Evergreen Oil, Inc.)/(Bank of the West, San              4,225,000
                    Francisco, CA LOC), 3.610%, 11/1/2006
      3,075,000     California PCFA, (Series 2006A) Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC),          3,075,000
                    3.630%, 11/1/2006
      3,235,000     California PCFA, (Series 2006A) Weekly VRDNs (MarBorg Industries )/(Wachovia Bank N.A. LOC),           3,235,000
                    3.580%, 11/1/2006
      4,115,000     California PCFA, (Series 2006A) Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC),             4,115,000
                    3.630%, 11/1/2006
      1,345,000     California PCFA, (Series 2006A) Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC),              1,345,000
                    3.630%, 11/1/2006
      2,240,000     California PCFA, (Series 2006B) Weekly VRDNs (Desert Properties LLC)/(Union Bank of                    2,240,000
                    California, N.A. LOC), 3.610%, 11/1/2006
     11,500,000     California State Department of Water Resources Power Supply Program, (Series 2005G-8) Weekly          11,500,000
                    VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.460%, 11/2/2006
      7,000,000 3,4 California State, Veterans Bonds ROCs (Series 438CE) Weekly VRDNs (Citibank N.A., New York             7,000,000
                    LIQ)/(Citibank N.A., New York LOC), 3.590%, 11/2/2006
      2,490,000 3,4 California Statewide Communities Development Authority, (PT-2001) Weekly VRDNs (Vista Montana          2,490,000
                    Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.650%,
                    11/2/2006
      2,515,000     California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke          2,515,000
                    LLC)/(Union Bank of California, N.A. LOC), 3.650%, 11/1/2006
      5,000,000     California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway            5,000,000
                    Circle LLC)/(Key Bank, N.A. LOC), 3.590%, 11/2/2006
     10,500,000 3,4 GS Pool Trust (Series 2006-54TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                     10,500,000
                    (Goldman Sachs Group, Inc. LIQ), 3.660%, 11/2/2006
     11,500,000 3,4 GS Pool Trust (Series 2006-24TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                     11,500,000
                    (Goldman Sachs Group, Inc. LIQ), 3.660%, 11/2/2006
        435,000     Los Angeles County, CA IDA, (Series 1991) Weekly VRDNs (Caitec Garment Processing.                       435,000
                    Inc.)/(Union Bank of California, N.A. LOC), 3.650%, 11/1/2006
      3,000,000     Santa Clara County, CA Housing Authority, (Series 2005B: Timberwood Apartments) Weekly VRDNs           3,000,000
                    (MP Timberwood Associates)/(Union Bank of California, N.A. LOC), 3.560%, 11/2/2006
                       TOTAL                                                                                             205,600,000
                    COLORADO--1.5%
     59,975,000 3,4 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J)               59,975,000
                    Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/1/2006
      5,500,000 3,4 Denver, CO City & County Airport Authority, (PT-782) Weekly VRDNs (FGIC INS)/(Merrill Lynch &          5,500,000
                    Co., Inc. LIQ), 3.630%, 11/2/2006
     14,660,000 3,4 Denver, CO City & County Airport Authority, MERLOTS (Series 1997E) Weekly VRDNs (MBIA                 14,660,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
                       TOTAL                                                                                              80,135,000
                    CONNECTICUT--0.4%
      1,000,000     Connecticut State HFA, (Series 2002 D-1) Weekly VRDNs (AMBAC INS)/(FHLB of Boston LIQ),                1,000,000
                    3.550%, 11/2/2006
      3,000,000     New Britain, CT, 5.00% BANs, 4/5/2007                                                                  3,016,965
     10,000,000     New Haven, CT, 4.50% BANs, 2/15/2007                                                                  10,019,650
      9,000,000     North Haven, CT, 5.00% BANs, 1/23/2007                                                                 9,026,749
                       TOTAL                                                                                              23,063,364
                    DISTRICT OF COLUMBIA-1.9%
     25,215,000 3,4 District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co.                   25,215,000
                    LLC)/(Bank of New York LIQ), 3.700%, 11/2/2006
      6,634,500 3,4 District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co.                    6,634,500
                    LLC)/(Bank of New York LIQ), 3.700%, 11/2/2006
      4,100,000     District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel              4,100,000
                    LLC)/(Bank of Scotland, Edinburgh LOC), 3.660%, 11/2/2006
     50,000,000     Metropolitan Washington, DC Airports Authority, (Subseries A), 3.64% CP (Landesbank Baden-            50,000,000
                    Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 11/15/2006
     14,000,000     Metropolitan Washington, DC Airports Authority, (Subseries A), 3.65% CP (Landesbank Baden-            14,000,000
                    Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 1/10/2007
                       TOTAL                                                                                              99,949,500
                    FLORIDA--3.6%
      7,170,000     Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching            7,170,000
                    Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 3.640%, 11/1/2006
      9,000,000     Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/                  9,000,000
                    (Bank of America N.A. LOC), 3.620%, 11/2/2006
      8,630,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill             8,630,000
                    Lynch & Co., Inc. LIQ), 3.680%, 11/2/2006
      2,700,000     Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A.             2,700,000
                    LOC), 3.620%, 11/2/2006
      7,865,000     Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-           7,865,000
                    Seven)/(Citibank N.A., New York LOC), 3.620%, 11/1/2006
      6,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),          6,500,000
                    4.670%, 11/1/2006
      7,835,000 3,4 Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International                  7,835,000
                    Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007
     11,280,000 3,4 Hillsborough County, FL Port District, (MT-101), 3.53% TOBs (Tampa, FL Port Authority)                11,280,000
                    /(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 2/15/2007
      5,310,000 3,4 Miami-Dade County, FL Aviation, (PT-2713) Weekly VRDNs (MBIA Insurance Corp. INS)                      5,310,000
                    /(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      8,700,000 3,4 Miami-Dade County, FL Aviation, (Rocs Series 525) Weekly VRDNs (XL Capital Assurance Inc.              8,700,000
                    INS)/(Citibank N.A., New York LIQ), 3.630%, 11/2/2006
     21,846,000     Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and         21,846,000
                    Dexia Bank, Belgium LOCs), Mandatory Tender 12/7/2006
     13,521,000     Miami-Dade County, FL, (Series A), 3.62% CP (Miami International Airport)/(BNP Paribas SA and         13,521,000
                    Dexia Bank, Belgium LOCs), Mandatory Tender 1/16/2007
      6,230,000     Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and          6,230,000
                    Dexia Bank, Belgium LOCs), Mandatory Tender 1/19/2007
      3,000,000     Miami-Dade County, FL, (Series A), 3.75% CP (Miami International Airport)/(BNP Paribas SA and          3,000,000
                    Dexia Bank, Belgium LOCs), Mandatory Tender 1/19/2007
     70,585,000     St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light           70,585,000
                    Co.), 3.700%, 11/1/2006
                       TOTAL                                                                                             190,172,000
                    GEORGIA--0.7%
      7,000,000     Bacon, GA Industrial Building Authority, (Series 2004) Weekly VRDNs (D.L. Lee & Sons,                  7,000,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
      6,150,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA                     6,150,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.990%, 11/2/2006
        800,000     Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/                         800,000
                    (National City Bank of the Midwest LOC), 3.640%, 11/2/2006
     19,000,000     Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista                        19,000,000
                    Apartments)/(FNMA LOC), 3.640%, 11/2/2006
      2,200,000     Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A.               2,200,000
                    LOC), 3.620%, 11/2/2006
                       TOTAL                                                                                              35,150,000
                    HAWAII--0.0%
        145,000 3,4 Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA                       145,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
                    ILLINOIS--4.7%
      3,500,000     Aurora City, IL, (Series 2000) Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third            3,500,000
                    Bank, Cincinnati LOC), 3.740%, 11/2/2006
     11,000,000 3,4 Chicago, IL Board of Education, PUTTERs (Series 1470) Weekly VRDNs (FSA INS)/                         11,000,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     16,375,000 3,4 Chicago, IL Board of Education, PUTTERs (Series 1473) Weekly VRDNs (FSA INS)/                         16,375,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     55,700,000     Chicago, IL Midway Airport, (Series 1998A) Daily VRDNs (MBIA Insurance Corp. INS)/                    55,700,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 11/1/2006
     68,105,000     Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/                    68,105,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 11/1/2006
      8,050,000 3,4 Chicago, IL O'Hare International Airport, (PA-1198) Weekly VRDNs (XL Capital Assurance Inc.            8,050,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      1,065,000 3,4 Chicago, IL O'Hare International Airport, (PT-1993) Weekly VRDNs (MBIA Insurance Corp.                 1,065,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      7,000,000 3,4 Chicago, IL O'Hare International Airport, (PT-756) Weekly VRDNs (AMBAC INS)/                           7,000,000
                    (Landesbank Hessen-Thueringen LIQ), 3.630%, 11/2/2006
      9,995,000 3,4 Chicago, IL O'Hare International Airport, (PT-685) 3.50% TOBs (AMBAC INS)/(Svenska                     9,995,000
                    Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007
      7,810,000 3,4 Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (FSA INS)/                    7,810,000
                    (Citibank N.A., New York LIQ), 3.630%, 11/2/2006
      1,340,000     Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.670%,                1,340,000
                    11/1/2006
     10,500,000     Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.72% TOBs          10,500,000
                    (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2006
     12,490,000 3,4 Chicago, IL, PUTTERs (Series 1277) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ),            12,490,000
                    3.600%, 11/2/2006
        490,000     Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A.,               490,000
                    Minnesota LOC), 3.770%, 11/2/2006
      3,400,000     Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(FHLB of                3,400,000
                    Chicago LOC), 3.690%, 11/2/2006
      2,190,000     Huntley, IL IDR, (Series 1999) Weekly VRDNs (Colony, Inc.)/                                            2,190,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/1/2006
      4,000,000     Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (St. Ignatius College           4,000,000
                    Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.580%, 11/1/2006
      1,400,000     Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/                 1,400,000
                    (Bank of America N.A. LOC), 3.670%, 11/2/2006
      5,225,000     Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I            5,225,000
                    LP)/(LaSalle Bank, N.A. LOC), 3.690%, 11/2/2006
      2,850,000     Illinois Development Finance Authority IDB, (Series 2000A) Weekly VRDNs (Processing                    2,850,000
                    Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.620%, 11/1/2006
      3,110,000     Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments              3,110,000
                    LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 11/1/2006
      4,000,000     Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/                 4,000,000
                    (Marshall & Ilsley Bank, Milwaukee LOC), 3.620%, 11/1/2006
      6,600,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005) Daily VRDNs (Air          6,600,000
                    Products & Chemicals, Inc.), 3.720%, 11/1/2006
        500,000     Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch                        500,000
                    University)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 11/1/2006
                       TOTAL                                                                                             246,695,000
                    INDIANA--3.2%
     17,540,000     Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006                                     17,562,926
        250,000     Clarksville, IN, (Series 1997) Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank,                250,000
                    N.A. LOC), 3.800%, 11/2/2006
      7,978,000     Elkhart County, IN MFH, (Series 2002A: North Lake Apartments) Weekly VRDNs (Pedcor                     7,978,000
                    Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.750%, 11/2/2006
      2,292,000     Franklin, IN, Lakeview I Apartments (Series 1994) Weekly VRDNs (Pedcor Investments LP)/(FHLB           2,292,000
                    of Indianapolis LOC), 3.680%, 11/2/2006
        980,000     Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A.,                 980,000
                    Minnesota LOC), 3.770%, 11/2/2006
      3,200,000     Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A.            3,200,000
                    LOC), 3.620%, 11/1/2006
      8,000,000     Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of          8,000,000
                    Montreal LOC), 3.650%, 11/1/2006
      1,250,000 3,4 Indiana State HFA, MERLOTS (Series 2000-PPP) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.650%,            1,250,000
                    11/1/2006
      5,135,000 3,4 Indianapolis, IN Local Public Improvement Bond Bank, (PT-731) Weekly VRDNs (Indianapolis, IN           5,135,000
                    Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      3,400,000     Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank,          3,400,000
                    Pennsylvania LOC), 3.700%, 11/2/2006
      7,100,000     Indianapolis, IN, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC),              7,100,000
                    3.640%, 11/2/2006
      5,000,000     Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC), 3.700%,             5,000,000
                    11/2/2006
      4,300,000     Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht              4,300,000
                    LOC), 3.600%, 11/2/2006
      6,500,000     Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht              6,500,000
                    LOC), 3.600%, 11/2/2006
      1,420,000     Kendallville, IN, (Series 1995) Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank,           1,420,000
                    Ohio LOC), 3.750%, 11/2/2006
     24,200,000     Lafayette, IN Solid Waste Disposal, (Series 2006) Weekly VRDNs (Tate & Lyle Ingredients               24,200,000
                    Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.610%, 11/2/2006
      9,000,000     Muncie, IN Community Schools, 4.25% TANs, 12/29/2006                                                   9,009,739
      4,571,000     Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/29/2006                        4,574,154
      9,200,000     Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North             9,200,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
      8,000,000     Whiting, IN Environmental Facilities Revenue, (Series 2002B) Daily VRDNs (BP Products North            8,000,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
     15,000,000     Whiting, IN Environmental Facilities Revenue, (Series 2002C) Daily VRDNs (BP Products North           15,000,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
     22,100,000     Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North            22,100,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
      2,000,000     Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo            2,000,000
                    Bank, N.A., Minnesota LOC), 3.770%, 11/2/2006
                       TOTAL                                                                                             168,451,819
                    KANSAS--0.9%
     13,358,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13) Weekly VRDNs (Sedgwick &          13,358,000
                    Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%, 11/2/2006
     10,000,000     Kansas Development Finance Authority, (Series 2006K) Weekly VRDNs (Tree House                         10,000,000
                    Apartments)/(Bank of America N.A. LOC), 3.630%, 11/2/2006
     20,000,000     Olathe, KS, (Series A), 4.50% BANs, 6/1/2007                                                          20,087,764
      3,240,000 3,4 Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia          3,240,000
                    Bank N.A. LIQ), 3.650%, 11/1/2006
                       TOTAL                                                                                              46,685,764
                    KENTUCKY--0.2%
      4,900,000     Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.650%,          4,900,000
                    11/2/2006
        740,000     Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank,             740,000
                    Cincinnati LOC), 3.900%, 11/2/2006
      2,292,000     Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky,              2,292,000
                    Inc.)/(National City Bank, Kentucky LOC), 3.700%, 11/2/2006
      1,630,000     Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.730%, 11/2/2006                 1,630,000
                       TOTAL                                                                                               9,562,000
                    LOUISIANA--1.1%
      4,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17) Weekly VRDNs                 4,000,000
                    (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.600%,
                    11/2/2006
      6,303,000 3,4 Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11) Weekly VRDNs                    6,303,000
                    (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%, 11/2/2006
     11,825,000 3,4 East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U) Weekly VRDNs (GNMA           11,825,000
                    COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.660%, 11/1/2006
      5,000,000     Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman,            5,000,000
                    Inc.)/(Bank of America N.A. LOC), 3.720%, 11/2/2006
     10,100,000     Lake Charles, LA Harbor & Terminal District, (Series 2000) Weekly VRDNs  (ConocoPhillips)             10,100,000
                    /(JPMorgan Chase Bank, N.A. LOC), 3.630%, 11/1/2006
      9,000,000     Louisiana Public Facilities Authority, (Series 2002) Weekly VRDNs (Air Products & Chemicals,           9,000,000
                    Inc.), 3.670%, 11/1/2006
     11,600,000     Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals,           11,600,000
                    Inc.), 3.670%, 11/1/2006
                       TOTAL                                                                                              57,828,000
                    MAINE--0.3%
      2,025,000     Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.640%,               2,025,000
                    11/1/2006
      8,315,000     Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America          8,315,000
                    N.A. LOC), 3.620%, 11/2/2006
      4,005,000 3,4 Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.40% TOBs (Wachovia Bank N.A.              4,005,000
                    LIQ), Optional Tender 11/9/2006
                       TOTAL                                                                                              14,345,000
                    MARYLAND--0.9%
      2,495,000 3,4 Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs                2,495,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      4,330,000 3,4 Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J)          4,330,000
                    Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.690%, 11/1/2006
     13,000,000     Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72%            13,000,000
                    BANs, 9/12/2007
      5,850,000     Maryland IDFA, (Series 1999), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische                  5,850,000
                    Landesbank (GTD) LOC), Optional Tender 12/1/2006
      5,850,000     Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill          5,850,000
                    Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.630%, 11/1/2006
      4,000,000     Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas                  4,000,000
                    Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/1/2006
      6,925,000     Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (Santa Barbara Court             6,925,000
                    LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 11/3/2006
        750,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs              750,000
                    (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      5,730,000 3,4 Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/                              5,730,000
                    (Landesbank Hessen-Thueringen (GTD) LIQ), 3.630%, 11/2/2006
                       TOTAL                                                                                              48,930,000
                    MASSACHUSETTS--1.4%
      7,500,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series              7,500,000
                    2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.590%, 11/1/2006
     10,000,000     Massachusetts Development Finance Agency, (Series 2004), 3.60% CP (Nantucket Electric                 10,000,000
                    Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 1/17/2007
        500,000     Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.580%,              500,000
                    11/2/2006
      4,500,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),            4,500,000
                    3.700%, 11/2/2006
      9,080,000 3,4 Massachusetts Port Authority, PUTTERs (Series 501Z) Weekly VRDNs (Delta Air Lines,                     9,080,000
                    Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
     12,800,000     Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption               12,800,000
                    College)/(Bank of New York LOC), 3.600%, 11/1/2006
      7,300,000     Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College             7,300,000
                    High School)/(Citizens Bank of Massachusetts LOC), 3.600%, 11/1/2006
     19,610,000 3,4 Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs           19,610,000
                    (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.570%, 11/1/2006
                       TOTAL                                                                                              71,290,000
                    MICHIGAN-0.8%
      6,000,000 3,4 Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs              6,000,000
                    (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.640%, 11/1/2006
      7,300,000     Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC                   7,300,000
                    INS)/(KBC Bank NV LIQ), 3.620%, 11/1/2006
      9,600,000 3,4 Michigan State Building Authority, Class A Certificates (Series 2006-277) Daily VRDNs (FGIC            9,600,000
                    INS)/(Bear Stearns & Co., Inc. LIQ), 3.670%, 11/1/2006
      3,360,000 3,4 Michigan State Building Authority, PUTTERs (Series 1465) Weekly VRDNs (FGIC INS)/                      3,360,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.620%, 11/2/2006
      2,935,000     Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance             2,935,000
                    Corp. INS)/(Dexia Credit Local LIQ), 3.630%, 11/1/2006
        401,000     Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of                    401,000
                    Indianapolis LOC), 3.650%, 11/2/2006
     12,680,000 3,4 Wayne County, MI Airport Authority, ROCs (Series 353) Weekly VRDNs (Detroit, MI Metropolitan          12,680,000
                    Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.630%,
                    11/2/2006
                       TOTAL                                                                                              42,276,000
                    MINNESOTA--2.6%
     24,410,000 3,4 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/                    24,410,000
                    (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
     17,740,000 3,4 Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/                     17,740,000
                    (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
      2,600,000     Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank,              2,600,000
                    N.A., Minnesota LOC), 3.770%, 11/2/2006
      6,440,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J)             6,440,000
                    Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      3,865,000     Dakota County, MN Community Development Agency, (Series 2004) Weekly VRDNs (View Pointe                3,865,000
                    Apartments)/(LaSalle Bank, N.A. LOC), 3.660%, 11/3/2006
      1,225,000     Minneapolis, MN IDA, (Series 1999) Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank,            1,225,000
                    N.A., Minnesota LOC), 3.770%, 11/2/2006
      3,140,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117) Weekly VRDNs (FGIC                 3,140,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      5,220,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735) Weekly VRDNs (FGIC                 5,220,000
                    INS)/(BNP Paribas SA LIQ), 3.630%, 11/2/2006
      8,975,000 3,4 Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc.               8,975,000
                    LIQ), 3.590%, 11/2/2006
     45,000,000     Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007                                            45,000,000
      1,700,000     Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A.           1,700,000
                    LOC), 3.700%, 11/3/2006
      6,690,000     Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway           6,690,000
                    Apartments LP)/(LaSalle Bank, N.A. LOC), 3.660%, 11/3/2006
        445,000     Springfield, MN, (Series 1998) Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A.,                    445,000
                    Minnesota LOC), 3.760%, 11/2/2006
      2,250,000     White Bear Lake, MN, (Series 1999) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A.,                2,250,000
                    Minnesota LOC), 3.770%, 11/2/2006
      3,300,000     White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank,             3,300,000
                    N.A. LOC), 3.700%, 11/3/2006
                       TOTAL                                                                                             133,000,000
                    MISSISSIPPI-1.3%
     10,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16) Weekly VRDNs                 10,000,000
                    (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%, 11/2/2006
      2,150,000     Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/                   2,150,000
                    (Regions Bank, Alabama LOC), 3.730%, 11/2/2006
      2,420,000     Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products,                   2,420,000
                    Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.680%, 11/2/2006
      3,495,000     Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)                  3,495,000
                    /(Regions Bank, Alabama LOC), 3.680%, 11/2/2006
      3,185,000     Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/                 3,185,000
                    (Regions Bank, Alabama LOC), 3.680%, 11/2/2006
      1,260,000 3,4 Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ),             1,260,000
                    3.630%, 11/2/2006
      7,500,000     Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC),            7,500,000
                    3.640%, 11/2/2006
      6,500,000     Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/                        6,500,000
                    (Wachovia Bank N.A. LOC), 3.670%, 11/2/2006
      9,790,000     Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/                       9,790,000
                    (Wachovia Bank N.A. LOC), 3.680%, 11/2/2006
     11,545,000 3,4 Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/                             11,545,000
                    (Bank of New York LIQ), 3.650%, 11/1/2006
      1,650,000 3,4 Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/                                  1,650,000
                    (Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      5,905,000 3,4 Mississippi Home Corp., Roaring Forks (Series 2001-14) Weekly VRDNs (GNMA COL)/(Bank of New            5,905,000
                    York LIQ), 3.710%, 11/2/2006
                       TOTAL                                                                                              65,400,000
                    MISSOURI--3.8%
     30,325,000 3,4 Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14) Weekly VRDNs (Missouri          30,325,000
                    State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ),
                    3.650%, 11/2/2006
      2,880,000     Kansas City, MO IDA, (Series 2004B) Weekly VRDNs (The Bishop Spencer Place, Inc.)/                     2,880,000
                    (Commerce Bank, N.A., Kansas City LOC), 3.590%, 11/2/2006
     10,000,000     Kansas City, MO IDA, (Series 2006) Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A.         10,000,000
                    LOC), 3.640%, 11/2/2006
     47,300,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A)            47,300,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/2/2006
     20,000,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B)            20,000,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.630%, 11/2/2006
      7,750,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E)             7,750,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 11/2/2006
     29,100,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A) Weekly            29,100,000
                    VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/2/2006
     15,000,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B) Weekly            15,000,000
                    VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/2/2006
      6,600,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006C) Weekly             6,600,000
                    VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.620%, 11/2/2006
     10,000,000     Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E) Weekly            10,000,000
                    VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 11/2/2006
      3,005,000 3,4 Missouri State Housing Development Commission, MERLOTS (Series 2001-A81) Weekly VRDNs (GNMA            3,005,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      1,745,000 3,4 Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA            1,745,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
     16,000,000     Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank,           16,000,000
                    N.A. LOC), 3.650%, 11/2/2006
      1,000,000     St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas            1,000,000
                    City LOC), 3.950%, 11/2/2006
                       TOTAL                                                                                             200,705,000
                    MONTANA--0.3%
      2,220,000 3,4 Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                2,220,000
                    3.630%, 11/2/2006
      6,900,000 3,4 Montana State Board of Housing, (Series 2004 FR/RI-L6) Weekly VRDNs (Lehman Brothers                   6,900,000
                    Holdings, Inc. LIQ), 3.690%, 11/1/2006
      3,545,000 3,4 Montana State Board of Housing, MERLOTS (Series 2002 A19) Weekly VRDNs (Bank of New York               3,545,000
                    LIQ), 3.650%, 11/1/2006
      4,105,000 3,4 Montana State Board of Housing, Variable Certificates (Series 2002L) Weekly VRDNs (Bank of             4,105,000
                    America N.A. LIQ), 3.690%, 11/2/2006
                       TOTAL                                                                                              16,770,000
                    MULTI STATE--4.0%
     35,661,743 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle          35,661,743
                    Bank, N.A. LOC), 3.810%, 11/2/2006
     20,013,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 1999-3) Weekly VRDNs (GNMA            20,013,000
                    COL)/(State Street Bank and Trust Co. LIQ), 3.710%, 11/2/2006
     48,616,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2002-09) Weekly VRDNs (AMBAC,         48,616,000
                    FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.710%,
                    11/2/2006
     11,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2006-5) Weekly VRDNs (GNMA            11,000,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 11/2/2006
     10,711,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-1) Weekly VRDNs (GNMA            10,711,000
                    COL)/(State Street Bank and Trust Co. LIQ), 3.710%, 11/2/2006
     21,925,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-18) Weekly VRDNs                 21,925,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.690%, 11/2/2006
      6,697,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-19) Weekly VRDNs (GNMA            6,697,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 11/2/2006
      6,199,311 3,4 GS Pool Trust (Series 2006-56TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                      6,199,311
                    (Goldman Sachs Group, Inc. LIQ), 3.660%, 11/2/2006
     30,329,332 3,4 GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                     30,329,332
                    (Goldman Sachs Group, Inc. LIQ), 3.690%, 11/2/2006
     18,961,878 3,4 GS Pool Trust (Series 2006-35TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                     18,961,878
                    (Goldman Sachs Group, Inc. LIQ), 3.690%, 11/2/2006
                       TOTAL                                                                                             210,114,264
                    NEBRASKA--0.4%
      2,900,000     Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo              2,900,000
                    Bank, N.A., Minnesota LOC), 3.670%, 11/2/2006
      1,200,000     Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank,              1,200,000
                    N.A., Minnesota LOC), 3.770%, 11/2/2006
      7,325,000     Nebraska Investment Finance Authority, (Series 2001 E) Weekly VRDNs (FHLB of Topeka LIQ),              7,325,000
                    3.630%, 11/1/2006
      3,066,000     Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ),              3,066,000
                    3.630%, 11/1/2006
      2,000,000     Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/               2,000,000
                    (Rabobank Nederland, Utrecht LOC), 3.600%, 11/2/2006
      5,200,000     Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                        5,200,000
                       TOTAL                                                                                              21,691,000
                    NEVADA--4.1%
      7,140,000     Clark County, NV, (Series 1997A), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische              7,140,000
                    Landesbank (GTD) LOC), Optional Tender 12/1/2006
      7,535,000     Clark County, NV, (Series 1998), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische               7,535,000
                    Landesbank (GTD) LOC), Optional Tender 12/1/2006
     92,000,000     Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly         92,000,000
                    VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/
                    (Bayerische Landesbank (GTD) LIQ), 3.620%, 11/1/2006
     71,200,000     Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly           71,200,000
                    VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/
                    (Citibank N.A., New York LIQ), 3.620%, 11/1/2006
     23,100,000 3,4 Nevada State, (Series 2006 SGB 64) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ),             23,100,000
                    3.600%, 11/2/2006
     13,000,000 3,4 Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J) Weekly VRDNs (Sierra              13,000,000
                    Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.710%, 11/1/2006
                       TOTAL                                                                                             213,975,000
                    NEW HAMPSHIRE--1.0%
     20,000,000     New Hampshire Business Finance Authority, (Series 2005) Weekly VRDNs (Lonza America,                  20,000,000
                    Inc.)/(Deutsche Bank AG LOC), 3.660%, 11/2/2006
      1,205,000     New Hampshire Business Finance Authority, (Series A) Weekly VRDNs (Upper Valley Press)/(Key            1,205,000
                    Bank, N.A. LOC), 3.710%, 11/1/2006
     30,000,000     New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.61% CP (New England Power          30,000,000
                    Co.), Mandatory Tender 1/11/2007
      1,125,000 3,4 New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ),             1,125,000
                    3.650%, 11/1/2006
        840,000 3,4 New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ),                840,000
                    3.650%, 11/1/2006
                       TOTAL                                                                                              53,170,000
                    NEW JERSEY--3.5%
     12,689,700     Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007                                        12,743,371
      2,500,000     Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007                                               2,510,563
      7,094,408     Beachwood, NJ, 4.25% BANs, 8/31/2007                                                                   7,125,707
     10,000,000     Hoboken, NJ, 4.25% BANs, 9/14/2007                                                                    10,041,802
      4,600,000     Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007                                                    4,618,267
      9,852,414     Maple Shade Township, NJ, 4.125% BANs, 1/10/2007                                                       9,855,941
      5,100,000     New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of             5,100,000
                    New York LOC), 3.630%, 11/1/2006
      6,000,000     New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks             6,000,000
                    PLC LOC), 3.560%, 11/3/2006
     14,470,000     New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated              14,470,000
                    Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.560%, 11/2/2006
      9,150,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health           9,150,000
                    Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.560%, 11/2/2006
         45,000     New Jersey Housing & Mortgage Financing Authority, Multi-family Revenue Bonds (Series 2006A)              45,000
                    Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.560%, 11/2/2006
     12,505,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011)              12,505,000
                    Weekly VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.650%, 11/1/2006
      7,500,000 3,4 New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/                      7,500,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.590%, 11/2/2006
      4,026,250     North Plainfield, NJ, 4.50% BANs, 6/25/2007                                                            4,042,539
     12,600,000     Plainfield, NJ, 4.50% BANs, 3/20/2007                                                                 12,640,350
      3,090,000     Pleasantville, NJ, 4.25% BANs, 9/28/2007                                                               3,102,414
      4,393,712     Sea Girt, NJ, 4.50% BANs, 5/24/2007                                                                    4,410,259
      4,588,250     Tinton Falls, NJ, 4.125% BANs, 9/6/2007                                                                4,606,050
      8,875,000     Trenton, NJ, 4.50% BANs, 12/15/2006                                                                    8,885,955
     21,554,000     Trenton, NJ, 4.50% BANs, 5/18/2007                                                                    21,637,366
      4,181,875     Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007                                                     4,200,274
      2,875,000     Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007                                         2,886,969
      8,792,100     Willingboro Township, NJ, 4.375% BANs, 8/3/2007                                                        8,820,463
      2,967,000     Willingboro Township, NJ, 4.65% BANs, 7/19/2007                                                        2,980,209
                       TOTAL                                                                                             179,878,499
                    NEW MEXICO--1.8%
      1,690,000     Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo               1,690,000
                    Bank, N.A., Minnesota LOC), 3.670%, 11/2/2006
      4,485,000     Albuquerque, NM, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A.,                4,485,000
                    Minnesota LOC), 3.670%, 11/2/2006
     16,573,000 3,4 Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15) Weekly VRDNs (New             16,573,000
                    Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%,
                    11/2/2006
      2,850,000     Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank                  2,850,000
                    Midwest, N.A. LOC), 3.820%, 11/1/2006
     61,769,231     New Mexico Mortgage Finance Authority, (Series 2006) 4.52% TOBs (Trinity Plus Funding Co.             61,769,231
                    LLC), Mandatory Tender 7/1/2007
        970,000 3,4 New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA                       970,000
                    COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      2,515,000 3,4 New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.40% TOBs (GNMA COL)/                        2,515,000
                    (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
      1,210,000 3,4 New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18) 3.40% TOBs (GNMA                      1,210,000
                    COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
                       TOTAL                                                                                              92,062,231
                    NEW YORK--2.0%
     14,250,000     New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street           14,250,000
                    Associates LLC)/(HSBC Bank USA LOC), 3.620%, 11/1/2006
      8,175,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003                   8,175,000
                    Subseries 1-C) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.640%, 11/1/2006
      2,800,000     New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street            2,800,000
                    Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.650%, 11/1/2006
      6,000,000     New York State HFA, (Series 2006A) Weekly VRDNs (Clinton Green North LLC)/(Bank of America             6,000,000
                    N.A. LOC), 3.600%, 11/1/2006
      2,000,000     New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East             2,000,000
                    60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.630%, 11/1/2006
      2,300,000     New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third                2,300,000
                    Avenue Associates LP)/(Bank of America N.A. LOC), 3.650%, 11/1/2006
      3,000,000     New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East            3,000,000
                    21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.630%, 11/1/2006
     36,145,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch &         36,145,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.620%, 11/2/2006
     10,500,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs           10,500,000
                    (ABN AMRO Bank NV, Amsterdam LIQ), 3.560%, 11/2/2006
     19,680,000 3,4 Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill           19,680,000
                    Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.630%, 11/2/2006
                       TOTAL                                                                                             104,850,000
                    NORTH CAROLINA--6.1%
      6,600,000     Cabarrus County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (S & D Coffee,          6,600,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
      2,840,000 3,4 Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ),          2,840,000
                    3.630%, 11/2/2006
      4,000,000     Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland               4,000,000
                    LG&E)/(Dexia Credit Local LOC), 3.650%, 11/1/2006
      2,000,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),           2,000,000
                    3.660%, 11/1/2006
      6,100,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.),           6,100,000
                    3.620%, 11/1/2006
        395,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom                     395,000
                    Group)/(Wachovia Bank N.A. LOC), 3.670%, 11/3/2006
      2,900,000     Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000)              2,900,000
                    Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.670%, 11/2/2006
     11,200,000     Montgomery County, NC Industrial Facilities and PCFA, (Series 2000) Daily VRDNs (Republic             11,200,000
                    Services, Inc.)/(SunTrust Bank LOC), 3.690%, 11/1/2006
        615,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill                   615,000
                    Community Foundation)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
     10,300,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic                 10,300,000
                    Services, Inc.)/(SunTrust Bank LOC), 3.690%, 11/1/2006
     16,000,000     North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds Series           16,000,000
                    2006A) Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.600%, 11/1/2006
     84,315,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Refunding Series           84,315,000
                    2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.550%, 11/1/2006
     54,855,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1)           54,855,000
                    Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.600%, 11/2/2006
     11,250,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2)            11,250,000
                    Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.620%, 11/2/2006
     21,445,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3)            21,445,000
                    Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.600%, 11/2/2006
        645,000 3,4 North Carolina HFA, MERLOTS (Series 2000 A37) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.650%,             645,000
                    11/1/2006
      3,700,000 3,4 North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.650%,           3,700,000
                    11/1/2006
      3,300,000     Raleigh & Durham, NC Airport Authority, (Series 2006A) Weekly VRDNs (Raleigh-Durham                    3,300,000
                    Airport)/(XL Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.590%, 11/1/2006
     13,900,000     Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham                   13,900,000
                    Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.630%, 11/1/2006
      7,300,000     Raleigh & Durham, NC Airport Authority, (Series 2006C) Weekly VRDNs (Raleigh-Durham                    7,300,000
                    Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.630%, 11/1/2006
     19,600,000     Raleigh & Durham, NC Airport Authority, (Series 2006D) Weekly VRDNs (Raleigh-Durham                   19,600,000
                    Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.600%, 11/1/2006
     35,000,000     Raleigh & Durham, NC Airport Authority, (Series 2006E) Weekly VRDNs (Raleigh-Durham                   35,000,000
                    Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.530%, 11/1/2006
      1,300,000     Wilson County, NC PCA, (Series 1999) Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/               1,300,000
                    (Wachovia Bank N.A. LOC), 3.670%, 11/2/2006
                       TOTAL                                                                                             319,560,000
                    OHIO--4.2%
      6,000,000     Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health                     6,000,000
                    System)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 11/2/2006
      2,150,000     Ashland, OH, 5.00% BANs, 5/24/2007                                                                     2,164,471
      5,785,000 3,4 Cuyahoga County, OH, (PT-1966) Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co.,          5,785,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 11/2/2006
      4,750,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco           4,750,000
                    Corp.)/(Bank of America N.A. LOC), 3.650%, 11/2/2006
      1,916,000     Euclid, OH, 4.50% BANs, 5/31/2007                                                                      1,922,923
     15,000,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and             15,000,000
                    Citizens Bank of Pennsylvania LOCs), 3.620%, 11/2/2006
      3,925,000     Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                3,925,000
                    Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.650%, 11/2/2006
      6,000,000     Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.620%,           6,000,000
                    11/1/2006
      4,500,000     Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/                    4,500,000
                    (PNC Bank, N.A. LOC), 3.690%, 11/2/2006
      3,550,000     Mason, OH, 4.75% BANs, 5/24/2007                                                                       3,569,498
      6,250,000     Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC),            6,250,000
                    3.710%, 11/2/2006
     45,000,000     Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.600%, 11/1/2006          45,000,000
     50,000,000     Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.610%, 11/1/2006         50,000,000
     34,200,000     Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.610%,           34,200,000
                    11/1/2006
      1,420,000 3,4 Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.650%,          1,420,000
                    11/1/2006
      2,895,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America          2,895,000
                    N.A. LIQ), 3.680%, 11/2/2006
      2,250,000     Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.),                2,250,000
                    3.770%, 11/1/2006
      6,250,000     Ohio Waste Development Authority Solid Waste, (Series 2001) Daily VRDNs (BP Products North             6,250,000
                    America, Inc.)/(BP PLC GTD), 3.650%, 11/1/2006
      5,600,000     Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North             5,600,000
                    America, Inc.)/(BP PLC GTD), 3.650%, 11/1/2006
      5,000,000     Ohio Waste Development Authority Solid Waste, Refunding (Series 2002) Daily VRDNs (BP                  5,000,000
                    Products North America, Inc.)/(BP PLC GTD), 3.650%, 11/1/2006
      2,870,000     Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007                                                 2,875,991
      6,000,000     Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy                  6,000,000
                    LLC)/(LaSalle Bank, N.A. LOC), 3.620%, 11/2/2006
                       TOTAL                                                                                             221,357,883
                    OKLAHOMA--2.4%
      5,650,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),              5,650,000
                    3.800%, 11/2/2006
     16,972,479 3,4 Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3) Weekly VRDNs (Oklahoma           16,972,479
                    HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.650%, 11/2/2006
      7,500,000     Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips                     7,500,000
                    Co.)/(ConocoPhillips GTD), 3.670%, 11/1/2006
      6,000,000     Oklahoma Development Finance Authority, (Series 2003), 3.45% TOBs (ConocoPhillips                      6,000,000
                    Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006
     11,100,000     Oklahoma State Turnpike Authority, (Series 2006E) Weekly VRDNs (XL Capital Assurance Inc.             11,100,000
                    INS)/(Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London
                    LIQs), 3.570%, 11/2/2006
     33,000,000     Oklahoma Student Loan Authority, (Series 1997A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank         33,000,000
                    of America N.A. LIQ), 3.600%, 11/1/2006
     43,000,000     Oklahoma Student Loan Authority, (Series 2006A-1) Weekly VRDNs (MBIA Insurance Corp.                  43,000,000
                    INS)/(DePfa Bank PLC LIQ), 3.600%, 11/1/2006
                       TOTAL                                                                                             123,222,479
                    OREGON--0.4%
     10,000,000     Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/                         10,000,000
                    (Rabobank Nederland, Utrecht LOC), 3.600%, 11/2/2006
     10,000,000     Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/                         10,000,000
                    (Rabobank Nederland, Utrecht LOC), 3.600%, 11/2/2006
                       TOTAL                                                                                              20,000,000
                    PENNSYLVANIA--3.8%
      1,000,000     Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support,                 1,000,000
                    Inc.)/(PNC Bank, N.A. LOC), 3.690%, 11/2/2006
        933,000     Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A.                933,000
                    LOC), 3.650%, 11/1/2006
     10,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A) Weekly VRDNs           10,000,000
                    (Sunoco, Inc.), 3.795%, 11/1/2006
      2,500,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs            2,500,000
                    (Sunoco, Inc.), 3.740%, 11/1/2006
      8,000,000     Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (DePfa Bank PLC LIQ), 3.600%, 11/1/2006                8,000,000
     30,700,000     Pennsylvania State Higher Education Assistance Agency, (Series 1997A) Weekly VRDNs (AMBAC             30,700,000
                    INS)/(Dexia Credit Local LIQ), 3.630%, 11/1/2006
     24,500,000     Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC          24,500,000
                    INS)/(Dexia Credit Local LIQ), 3.630%, 11/1/2006
     10,000,000     Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2) Weekly VRDNs (AMBAC          10,000,000
                    INS)/(Dexia Credit Local LIQ), 3.630%, 11/1/2006
     16,100,000     Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA               16,100,000
                    INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust
                    Co. and WestLB AG (GTD) LIQs), 3.630%, 11/2/2006
     10,000,000     Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp.                    10,000,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/1/2006
     76,485,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp.                    76,485,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006
      9,500,000     Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA                    9,500,000
                    INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs),
                    3.570%, 11/2/2006
                       TOTAL                                                                                             199,718,000
                    RHODE ISLAND--0.2%
      3,555,000     Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries,            3,555,000
                    Inc.)/(Key Bank, N.A. LOC), 3.690%, 11/2/2006
      5,100,000     Rhode Island State Health and Educational Building Corp., (Series 2002A) Daily VRDNs (Care             5,100,000
                    New England)/(Bank of America N.A. LOC), 3.640%, 11/1/2006
      1,900,000     Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/                  1,900,000
                    (Bank of America N.A. LOC), 3.700%, 11/1/2006
                       TOTAL                                                                                              10,555,000
                    SOUTH CAROLINA--3.4%
     29,650,000     Berkeley County, SC Exempt Facility Industrial Development, (Series 1997) Daily VRDNs (BP             29,650,000
                    Amoco Corp.), 3.660%, 11/1/2006
     25,400,000     Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP             25,400,000
                    Amoco Corp.)/(BP Amoco Corp. GTD), 3.660%, 11/1/2006
     21,800,000     Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                                 21,800,000
     18,800,000     Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                 18,800,000
      5,600,000     Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                   5,600,000
     21,000,000     Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.670%, 11/1/2006                  21,000,000
     12,830,000 3,4 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs           12,830,000
                    (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.610%, 11/2/2006
      1,525,000     South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.640%,             1,525,000
                    11/3/2006
      1,450,000     South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.720%,               1,450,000
                    11/3/2006
        150,000     South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A.                150,000
                    LOC), 3.930%, 11/1/2006
        150,000     South Carolina Jobs-EDA, (Series 1990) Weekly VRDNs (Rice Street Association)/                           150,000
                    (Wachovia Bank N.A. LOC), 3.930%, 11/1/2006
      2,300,000     South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/                     2,300,000
                    (PNC Bank, N.A. LOC), 3.650%, 11/1/2006
        500,000     South Carolina Jobs-EDA, (Series 1998) Weekly VRDNs (Carolina Cotton Works, Inc.)/                       500,000
                    (Branch Banking & Trust Co., Winston-Salem LOC), 3.660%, 11/2/2006
      6,000,000     South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian          6,000,000
                    Asset Assurance INS)/(RBC Centura Bank LIQ), 3.610%, 11/2/2006
      2,085,000 3,4 South Carolina State Housing Finance & Development Authority, ROCs (Series 398) Weekly VRDNs           2,085,000
                    (FSA INS)/(Citibank N.A., New York LIQ), 3.630%, 11/2/2006
     10,300,000 3,4 South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X) Weekly VRDNs           10,300,000
                    (FSA INS)/(Morgan Stanley LIQ), 3.630%, 11/2/2006
     15,956,000     South Carolina State Public Service Authority (Santee Cooper), 3.60% CP, Mandatory Tender             15,956,000
                    1/18/2007
                       TOTAL                                                                                             175,496,000
                    SOUTH DAKOTA--0.1%
      4,000,000     South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-           4,000,000
                    Thueringen (GTD) LIQ), 3.590%, 11/2/2006
                    TENNESSEE--1.4%
      4,850,000     Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999)              4,850,000
                    Weekly VRDNs (Tennessee Partners XII LP)/(Regions Bank, Alabama LOC), 3.730%, 11/2/2006
      1,400,000     Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing                       1,400,000
                    Co.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.830%, 11/2/2006
      1,950,000     Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%,          1,950,000
                    11/2/2006
      3,000,000     Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida Steel                  3,000,000
                    Corp.)/(Bank of America N.A. LOC), 3.620%, 11/2/2006
     44,100,000     Loudon, TN IDB Solid Waste Disposal, (Series 2006) Weekly VRDNs (Tate & Lyle Ingredients              44,100,000
                    Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.610%, 11/2/2006
      9,400,000     Shelby County, TN Health Education & Housing Facilities Board, (Series 2005) Weekly VRDNs              9,400,000
                    (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.630%, 11/2/2006
        200,000     South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge Manufacturing Co.)/                           200,000
                    (SunTrust Bank LOC), 3.620%, 11/1/2006
        845,000     Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC),            845,000
                    3.620%, 11/1/2006
      7,000,000     Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series              7,000,000
                    2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.780%,
                    11/2/2006
                       TOTAL                                                                                              72,745,000
                    TEXAS--18.5%
      8,830,000 3,4 Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G) Weekly VRDNs (FedEx                     8,830,000
                    Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.650%, 11/2/2006
      4,960,000 3,4 Bexar County, TX Housing Finance Corp., (PT-2596) Weekly VRDNs (Rosemont Apartments)/(Merrill          4,960,000
                    Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.670%, 11/2/2006
     35,000,000     Brazos Harbor, TX IDC, (Series 2006) Weekly VRDNs (BASF Corp.), 3.650%, 11/1/2006                     35,000,000
     43,610,000     Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/                      43,610,000
                    (Wachovia Bank N.A. LOC), 3.610%, 11/1/2006
     51,920,000     Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/                      51,920,000
                    (Wachovia Bank N.A. LOC), 3.610%, 11/1/2006
     36,500,000     Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy Co. LLC)/                         36,500,000
                    (Wachovia Bank N.A. LOC), 3.650%, 11/1/2006
     12,400,000     Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank,             12,400,000
                    N.A. LOC), 3.660%, 11/1/2006
     26,500,000     Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs           26,500,000
                    (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
        805,000     College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007                      810,707
        930,000     College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007                      936,593
      5,340,000     Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/                       5,340,000
                    (Wachovia Bank N.A. LOC), 3.730%, 11/1/2006
      2,100,000     Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE                               2,100,000
                    Investments)/(Rabobank Nederland, Utrecht LOC), 3.600%, 11/2/2006
      2,950,000     Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms                    2,950,000
                    LLC)/(Rabobank Nederland, Utrecht LOC), 3.600%, 11/2/2006
      9,000,000 3,4 Dallas-Fort Worth, TX International Airport, (PA-1061) Weekly VRDNs (MBIA Insurance Corp.              9,000,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      2,870,000 3,4 Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC             2,870,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      3,915,000 3,4 Dallas-Fort Worth, TX International Airport, (PT-738) Weekly VRDNs (FGIC INS)/(Merrill Lynch           3,915,000
                    & Co., Inc. LIQ), 3.630%, 11/2/2006
      4,995,000 3,4 Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354) Weekly VRDNs (FSA                    4,995,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
      7,150,000 3,4 Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350) Weekly VRDNs (MBIA                   7,150,000
                    Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
      3,000,000 3,4 Dallas-Fort Worth, TX International Airport, ROCs (Series 268) Weekly VRDNs (MBIA Insurance            3,000,000
                    Corp. INS)/(Citibank N.A., New York LIQ), 3.630%, 11/2/2006
     21,370,000 3,4 Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4) Weekly VRDNs (FSA,         21,370,000
                    MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.710%, 11/2/2006
      9,400,000     DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior                     9,400,000
                    Apartments)/(FHLMC LOC), 3.640%, 11/2/2006
      7,435,000     East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park at Shiloh                       7,435,000
                    Apartments)/(Wachovia Bank N.A. LOC), 3.680%, 11/2/2006
      4,500,000     Gulf Coast, TX IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC),            4,500,000
                    3.660%, 11/1/2006
     25,000,000     Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC),         25,000,000
                    3.660%, 11/1/2006
     18,000,000     Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.),         18,000,000
                    3.660%, 11/1/2006
     13,200,000     Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.660%, 11/1/2006               13,200,000
      6,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.660%,           6,000,000
                    11/1/2006
     32,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.660%,          32,000,000
                    11/1/2006
      4,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.660%,           4,000,000
                    11/1/2006
     25,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.), 3.660%,          25,000,000
                    11/1/2006
     24,900,000     Gulf Coast, TX Waste Disposal Authority, (Series 1997) Daily VRDNs (BP Amoco Corp.), 3.660%,          24,900,000
                    11/1/2006
     15,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.660%,          15,000,000
                    11/1/2006
     22,800,000     Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC           22,800,000
                    GTD), 3.660%, 11/1/2006
     21,500,000     Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North                 21,500,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
     25,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 2003) Daily VRDNs (BP Products North                 25,000,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
     25,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 2004) Daily VRDNs (BP Products North                 25,000,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
     19,600,000     Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North                 19,600,000
                    America, Inc.)/(BP PLC GTD), 3.660%, 11/1/2006
      6,300,000     Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products &                    6,300,000
                    Chemicals, Inc.), 3.670%, 11/1/2006
      7,800,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999)              7,800,000
                    Weekly VRDNs (Air Products & Chemicals, Inc.), 3.670%, 11/1/2006
      7,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000)              7,000,000
                    Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.670%, 11/1/2006
      2,000,000     Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly             2,000,000
                    VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.680%, 11/2/2006
      9,570,000 3,4 Houston, TX Airport System, MERLOTS (Series 2001-B4) Weekly VRDNs (FSA INS)/                           9,570,000
                    (Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
     45,200,000     Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ),         45,200,000
                    3.620%, 11/1/2006
      6,930,000 3,4 Houston, TX Airport System, Floater Certificates (Series 2006-1382X) Weekly VRDNs (FGIC                6,930,000
                    INS)/(Morgan Stanley LIQ), 3.630%, 11/2/2006
     10,700,000     Houston, TX, (Series F), 3.65% CP, Mandatory Tender 11/3/2006                                         10,700,000
      3,500,000     Lower Neches Valley Authority, TX, (Series 2003) Weekly VRDNs (Onyx Environmental Services             3,500,000
                    LLC)/(Bank of America N.A. LOC), 3.620%, 11/2/2006
      1,500,000     North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC           1,500,000
                    INS)/(DePfa Bank PLC LIQ), 3.600%, 11/1/2006
     15,000,000     Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products &                   15,000,000
                    Chemicals, Inc.), 3.670%, 11/1/2006
     14,100,000     Port of Corpus Christi, TX IDC, (Series 2006) Daily VRDNs (CITGO Petroleum Corp.)/                    14,100,000
                    (JPMorgan Chase Bank, N.A. LOC), 3.660%, 11/1/2006
      4,985,000 3,4 Port of Houston, TX, Roaring Forks (Series 2005-24) Weekly VRDNs (MBIA Insurance Corp.                 4,985,000
                    INS)/(Bank of New York LIQ), 3.710%, 11/2/2006
      2,845,000     Saginaw, TX IDA, (Series 1998) Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase             2,845,000
                    Bank, N.A. LOC), 3.800%, 11/2/2006
     10,060,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53) 3.385% TOBs (FSA                     10,060,000
                    INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007
      7,000,000 3,4 San Antonio, TX ISD, (PT-1184) Weekly VRDNs (Texas Permanent School Fund Guarantee Program             7,000,000
                    GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
     10,000,000 3,4 Texas State Department of Housing & Community Affairs, (PA-1308) Weekly VRDNs (GNMA                   10,000,000
                    COL)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 11/2/2006
      7,000,000 3,4 Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview               7,000,000
                    Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%,
                    11/2/2006
      4,200,000 3,4 Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2) Weekly VRDNs             4,200,000
                    (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.660%, 11/1/2006
     19,970,000     Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA               19,970,000
                    INS)/(DePfa Bank PLC LIQ), 3.590%, 11/2/2006
      5,125,000     Texas State Department of Housing & Community Affairs, (Series 2006) Weekly VRDNs (Champions           5,125,000
                    Crossing Apartments)/(FNMA LOC), 3.630%, 11/2/2006
      5,015,000     Texas State Department of Housing & Community Affairs, (Series 2006) Weekly VRDNs (Red Hills           5,015,000
                    Villas)/(FNMA LOC), 3.630%, 11/2/2006
     13,400,000     Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004)          13,400,000
                    Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.780%, 11/2/2006
      3,150,000 3,4 Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs           3,150,000
                    (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
    150,000,000     Texas State, (Series 2006), 4.50% TRANs, 8/31/2007                                                   151,126,572
      3,800,000     Waco, TX IDC, (Series 1998) Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank          3,800,000
                    N.A., Birmingham, AL LOC), 3.830%, 11/2/2006
      3,850,000     Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank               3,850,000
                    LOC), 3.620%, 11/1/2006
                       TOTAL                                                                                             963,618,872
                    UTAH--0.3%
     11,700,000     Murray City, UT, (Series 2003A) Weekly VRDNs (IHC Health Services, Inc.), 3.570%, 11/2/2006           11,700,000
      4,000,000     West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC),               4,000,000
                    3.740%, 11/2/2006
                       TOTAL                                                                                              15,700,000
                    VERMONT--0.2%
      5,295,000 3,4  Vermont HFA, (Series 2004 FR/RI-L76) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc.           5,295,000
                    LIQ), 3.660%, 11/1/2006
      3,500,000 3,4 Vermont HFA, MERLOTS (Series 2001-A49), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),                 3,500,000
                    Optional Tender 11/9/2006
      2,730,000 3,4 Vermont HFA, MERLOTS (Series 2001-A91), 3.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),                 2,730,000
                    Optional Tender 11/9/2006
                       TOTAL                                                                                              11,525,000
                    VIRGINIA-2.0%
     34,300,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.96% CP (Virginia Electric & Power Co.), Mandatory         34,300,000
                    Tender 12/1/2006
      5,000,000 3,4 Harrisonburg, VA Redevelopment & Housing Authority, (PT-485) Weekly VRDNs (Rolling Brook               5,000,000
                    Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.600%, 11/2/2006
     22,500,000     Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank             22,500,000
                    N.A., New York LOC), 3.620%, 11/1/2006
        750,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of                           750,000
                    Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.570%, 11/2/2006
     11,500,000     Metropolitan Washington, VA Airports Authority, (Series 2005B), 3.65% CP (Bank of America             11,500,000
                    N.A. LOC), Mandatory Tender 2/6/2007
      8,500,000     Virginia College Building Authority, (Series 2002) Weekly VRDNs (Shenandoah                            8,500,000
                    University)/(Branch Banking & Trust Co. of Virginia LOC), 3.580%, 11/2/2006
      6,500,000 3,4 Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp.                     6,500,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
     12,000,000     Virginia State Housing Development Authority, (Subseries D-STEM-II), 3.80% TOBs, Mandatory            12,000,000
                    Tender 11/14/2006
      5,285,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs                   5,285,000
                    (Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
                       TOTAL                                                                                             106,335,000
                    WASHINGTON--3.1%
      6,985,000 3,4 Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1) Weekly VRDNs                 6,985,000
                    (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                    3.650%, 11/1/2006
      5,183,500 3,4 Energy Northwest, WA, Piper Certificates (Series 2002C) Weekly VRDNs (FSA INS)/                        5,183,500
                    (Bank of New York LIQ), 3.610%, 11/2/2006
     24,000,000     Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC),            24,000,000
                    3.620%, 11/2/2006
      9,000,000     Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma               9,000,000
                    Kraft Co.)/(Bank of America N.A. LOC), 3.800%, 11/2/2006
      4,555,000     Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co.,           4,555,000
                    Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 11/2/2006
      4,995,000 3,4 Port of Seattle, WA, (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.630%, 11/2/2006          4,995,000
      8,425,000     Port of Seattle, WA, (Series 2005) Weekly VRDNs (Fortis Bank SA/NV LOC), 3.630%, 11/1/2006             8,425,000
      7,570,000 3,4 Port of Seattle, WA, MERLOTS (Series 2001-A53) Weekly VRDNs (MBIA Insurance Corp.                      7,570,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.650%, 11/1/2006
      3,945,000 3,4 Port of Seattle, WA, MERLOTS (Series 2002-B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A.              3,945,000
                    LIQ), 3.650%, 11/1/2006
      5,015,000 3,4 Port of Seattle, WA, MERLOTS (Series 2006-C1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.               5,015,000
                    LIQ), 3.650%, 11/1/2006
      4,450,000 3,4 Port of Seattle, WA, (PT-728) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.630%, 11/2/2006          4,450,000
      4,320,000 3,4 Port of Seattle, WA, (PT-850) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,            4,320,000
                    Inc. LIQ), 3.630%, 11/2/2006
     11,550,000     Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of              11,550,000
                    America N.A. LOC), 3.640%, 11/2/2006
     11,720,000 3,4 Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.40% TOBs (MBIA                  11,720,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
      5,500,000     Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America           5,500,000
                    N.A. LOC), 3.640%, 11/1/2006
      1,000,000     Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia           1,000,000
                    Bank N.A. LOC), 3.650%, 11/2/2006
      5,200,000     Washington State EDFA, (Series 2004B) Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells               5,200,000
                    Fargo Bank, N.A. LOC), 3.610%, 11/1/2006
      5,000,000     Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of           5,000,000
                    America N.A. LOC), 3.610%, 11/1/2006
      5,350,000     Washington State Housing Finance Commission, (Series 2002A) Weekly VRDNs (Alderwood Court              5,350,000
                    Associates LP)/(FNMA LOC), 3.640%, 11/2/2006
     26,146,000 3,4 Washington State, Floater Certificates (Series 2004-1161) Weekly VRDNs (AMBAC INS)/                   26,146,000
                    (Morgan Stanley LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             159,909,500
                    WEST VIRGINIA--1.6%
      1,045,000     Berkeley County, WV County Commission, (Series 1994) Weekly VRDNs (Brentwood Industries,               1,045,000
                    Inc.)/(General Electric Capital Corp. LOC), 3.670%, 11/1/2006
     10,000,000     Grant County, WV County Commission, PCRB (Series 1994), 3.67% CP (Virginia Electric & Power           10,000,000
                    Co.), Mandatory Tender 1/11/2007
      4,000,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65%            4,000,000
                    CP (Virginia Electric & Power Co.), Mandatory Tender 12/8/2006
     14,600,000     Marion County, WV County Commission, (Series 1990 A) Weekly VRDNs (American Bituminous Power          14,600,000
                    Partners LP)/(Deutsche Bank AG LOC), 3.630%, 11/1/2006
      3,100,000     Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power           3,100,000
                    Partners LP)/(Deutsche Bank AG LOC), 3.650%, 11/1/2006
      3,760,000     Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/                3,760,000
                    (PNC Bank, N.A. LOC), 3.710%, 11/2/2006
     15,800,000     West Virginia Public Energy Authority, (1989 Series A), 3.60% CP (Morgantown Energy                   15,800,000
                    Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/5/2007
     20,500,000     West Virginia Public Energy Authority, (1989 Series A), 3.60% CP (Morgantown Energy                   20,500,000
                    Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/5/2007
     10,000,000     West Virginia Public Energy Authority, (1989 Series A), 3.60% CP (Morgantown Energy                   10,000,000
                    Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/5/2007
                       TOTAL                                                                                              82,805,000
                    WISCONSIN--1.9%
      9,500,000     Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper              9,500,000
                    Mills Co.)/(Bank of America N.A. LOC), 3.810%, 11/2/2006
      4,000,000     Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton                    4,000,000
                    Papers)/(LaSalle Bank, N.A. LOC), 3.810%, 11/2/2006
        800,000     Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.670%,                800,000
                    11/1/2006
      1,720,000     Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank,                  1,720,000
                    Milwaukee LOC), 3.660%, 11/2/2006
      2,300,000     Milwaukee, WI, (Series 1997), 3.72% TOBs (Signature Flight Support Corp.)/(Bayerische                  2,300,000
                    Landesbank (GTD) LOC), Optional Tender 12/1/2006
      4,085,000 3,4 Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.630%,               4,085,000
                    11/2/2006
     16,835,000     Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ),               16,835,000
                    3.630%, 11/1/2006
     30,000,000     Wisconsin Housing & EDA, (Series A) Weekly VRDNs (DePfa Bank PLC LIQ), 3.590%, 11/2/2006              30,000,000
      5,000,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E) Weekly VRDNs (FHLB of             5,000,000
                    Chicago LIQ), 3.630%, 11/1/2006
      4,100,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB          4,100,000
                    Bank PLC, London LIQ), 3.630%, 11/1/2006
     17,230,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB         17,230,000
                    Bank PLC, London LIQ), 3.630%, 11/1/2006
      2,370,000 3,4 Wisconsin Housing & EDA, ROCs (Series 397) Weekly VRDNs (Citibank N.A., New York LIQ),                 2,370,000
                    3.630%, 11/2/2006
                       TOTAL                                                                                              97,940,000
                       TOTAL MUNICIPAL INVESTMENTS-103.8%                                                              5,415,382,175
                        (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES---NET--- (3.8)%                                                    (199,291,693)
                       TOTAL NET ASSETS---100%                                                                       $ 5,216,090,482

Securities that are subject to the federal alternative minimum tax (AMT) represent 78.9% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     97.5%                                          2.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $1,200,279,743, which represented 23.0% of total net assets

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $1,200,279,743 which represented 23.0% of total net assets.

5    Also represents cost for federal tax purposes.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Note:         The categories of investments are shown as a percentage of total net assets at October 31, 2006.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDFA    --Industrial Development Financing Authority
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bond(s)
 IFA     --Industrial Finance Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOCs    --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 MMMs    --Money Market Municipals
 PCA     --Pollution Control Authority
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PCFA    --Pollution Control Financing Authority
 PUTTERs --Puttable Tax Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes








PRIME CASH OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                      ASSET-BACKED SECURITIES--1.7%
                      FINANCE - AUTOMOTIVE--1.0%
  $  17,648,664   1,2 Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.440%, 9/20/2007                    $    17,648,664
        278,119       Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007                           278,119
     18,925,611   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                                    18,925,611
     19,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007                                 19,000,000
     19,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007                                 19,000,000
                         TOTAL                                                                                            74,852,394
                      FINANCE - EQUIPMENT--0.7%
     14,541,843       CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007                                      14,541,843
      3,450,336       CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                               3,450,336
     19,527,328       John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007                                          19,527,328
     18,541,952   1,2 Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007                         18,541,952
                         TOTAL                                                                                            56,061,459
                         TOTAL ASSET-BACKED SECURITIES                                                                   130,913,853
                      CERTIFICATES OF DEPOSIT--7.4%
                      BANKING--7.4%
     59,000,000       Barclays Bank PLC, 5.420%, 5/24/2007 - 8/24/2007                                                    59,000,000
     15,000,000       Calyon, Paris, 5.192%, 4/11/2007                                                                    15,000,000
    104,000,000       Citizens Bank of Pennsylvania, 5.330% - 5.360%, 11/27/2006 - 2/1/2007                              104,000,356
     95,000,000       Credit Suisse, Zurich, 4.860% - 5.133%, 2/5/2007 - 3/29/2007                                        95,000,000
     50,000,000       DePfa Bank PLC, 5.191% - 5.410%, 2/12/2007 - 4/9/2007                                               50,000,000
     10,000,000       HBOS Treasury Services PLC, 5.192%, 4/11/2007                                                       10,000,000
    160,000,000       Societe Generale, Paris, 5.350% - 5.410%, 2/20/2007 - 10/9/2007                                    159,953,245
     80,000,000       Toronto Dominion Bank, 5.420% - 5.522%, 6/18/2007 - 8/3/2007                                        80,026,993
                         TOTAL CERTIFICATES OF DEPOSIT                                                                   572,980,594
                      COLLATERALIZED LOAN AGREEMENTS--14.3%
                      BANKING--3.8%
    300,000,000       Fortis Bank SA/NV, 5.437%, 11/1/2006                                                               300,000,000
                      BROKERAGE--10.5%
    376,000,000       Citigroup Global Markets, Inc., 5.437% - 5.488%, 11/1/2006                                         376,000,000
    295,000,000       Goldman Sachs & Co., 5.488%, 11/1/2006                                                             295,000,000
    145,000,000       Merrill Lynch & Co., Inc., 5.443%, 11/1/2006                                                       145,000,000
                         TOTAL                                                                                           816,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                          1,116,000,000
                      COMMERCIAL PAPER--28.3%3
                      BANKING--8.4%
      8,000,000       Bank of America Corp., 5.311%, 1/10/2007                                                             7,918,489
    132,000,000   1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.325% - 5.424%, 11/20/2006 - 2/13/2007                    131,046,772
     35,000,000       Danske Corp., Inc., (Danske Bank A/S, GTD), 5.185%, 4/10/2007                                       34,224,711
     70,000,000       DePfa Bank PLC, 5.310% - 5.325%, 1/4/2007 - 2/20/2007                                               69,040,755
     25,000,000   1,2 Fountain Square Commercial Funding Corp., 5.317%, 12/29/2006                                        24,788,542
     60,000,000   1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.300% - 5.305%, 11/7/2006 -                 59,917,908
                      11/27/2006
    204,000,000   1,2 Picaros Funding LLC, (KBC Bank N.V. GTD), 5.297% - 5.420%, 12/1/2006 - 3/13/2007                   201,759,913
     34,000,000       Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.412%, 2/12/2007              33,487,833
     75,000,000   1,2 Ticonderoga Funding LLC, (Bank of America N.A. SWP), 5.307%, 11/29/2006                             74,692,000
     15,000,000       Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney GTD), 5.331%,                 14,815,900
                      1/24/2007
                         TOTAL                                                                                           651,692,823
                      FINANCE - AUTOMOTIVE--4.2%
     25,000,000       DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.313%, 1/12/2007                        24,738,000
     24,316,000       DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.308%, 12/18/2006                        24,149,017
    119,500,000       FCAR Auto Loan Trust, A1+/P1 Series, 5.423% - 5.458%, 2/5/2007 - 2/15/2007                         117,735,497
    164,000,000       FCAR Auto Loan Trust, A1/P1 Series, 5.418% - 5.474%, 11/2/2006 - 3/23/2007                         162,329,171
                         TOTAL                                                                                           328,951,685
                      FINANCE - COMMERCIAL--1.0%
     77,210,000   1,2 Fairway Finance Co. LLC, 5.325% - 5.329%, 1/16/2007                                                 76,353,200
                      FINANCE - RETAIL--4.6%
     50,000,000   1,2 Amsterdam Funding Corp., 5.311% - 5.330%, 1/11/2007 - 4/11/2007                                     49,161,368
     47,439,000   1,2 Chariot Funding LLC, 5.303%, 12/11/2006                                                             47,161,745
    105,000,000   1,2 Paradigm Funding LLC, 5.322% - 5.375%, 1/5/2007 - 3/26/2007                                        103,649,149
    157,206,000   1,2 Sheffield Receivables Corp., 5.308% - 5.330%, 12/14/2006 - 1/22/2007                               155,497,323
                         TOTAL                                                                                           355,469,585
                      FINANCE - SECURITIES--9.2%
     30,000,000   1,2 Beta Finance, Inc., 5.381%, 3/12/2007                                                               29,427,967
     15,000,000   1,2 Galaxy Funding Inc., 5.362%, 11/15/2006                                                             14,969,142
    325,000,000 1,2,4 Georgetown Funding Co. LLC, 5.313% - 5.321%, 12/5/2006 - 12/20/2006                                323,922,897
    122,000,000   1,2 Grampian Funding LLC, 5.370% - 5.418%, 2/5/2007 - 3/20/2007                                        119,943,058
    181,043,000   1,2 KLIO II Funding Ltd., 5.312% - 5.340%, 11/21/2006 - 1/18/2007                                      179,979,091
     25,000,000   1,2 Perry Global Funding LLC Series A, 5.327%, 1/10/2007                                                24,744,549
     29,000,000   1,2 Scaldis Capital LLC, 5.407%, 2/9/2007                                                               28,575,875
                         TOTAL                                                                                           721,562,579
                      INSURANCE-0.9%
     75,000,000   1,2  Aspen Funding Corp., 5.332% - 5.354%, 11/20/2006 - 1/23/2007                                       74,323,972
                         TOTAL COMMERCIAL PAPER                                                                        2,208,353,844
                      CORPORATE NOTES--3.6%
                      BANKING--0.4%
     30,000,000       Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                   30,000,000
                      FINANCE - SECURITIES--3.2%
    106,000,000   1,2 K2 (USA) LLC, (K2 Corp. GTD), 4.755% - 4.934%, 12/6/2006 - 3/12/2007                               105,999,453
    144,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.830% - 5.750%, 1/26/2007 - 10/18/2007            144,000,000
                         TOTAL                                                                                           249,999,453
                         TOTAL CORPORATE NOTES                                                                           279,999,453
                      LOAN PARTICIPATION--0.4%
                      ELECTRICAL EQUIPMENT--0.4%
     32,000,000       Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.340%, 5/21/2007                  32,000,000
                      NOTES - VARIABLE--38.7%5
                      BANKING--19.8%
      3,910,000       1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 11/2/2006              3,910,000
      3,915,000       4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.360%, 11/2/2006                                    3,915,000
      4,495,000       AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.420%, 11/3/2006                                           4,495,000
      3,378,000       Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                      3,378,000
      3,835,000       Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006               3,835,000
      1,875,000       Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 11/2/2006                                    1,875,000
      2,000,000       Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC),                2,000,000
                      5.47%, 11/2/2006
      1,085,000       Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.360%, 11/2/2006                                  1,085,000
      2,810,000       American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006             2,810,000
      7,775,000       Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.380%, 11/2/2006                           7,775,000
      3,155,000       B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                       3,155,000
      2,445,000       BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.470%, 11/3/2006                                   2,445,000
      5,000,000       BNP Paribas SA, 5.310%, 1/3/2007                                                                     4,998,130
      8,915,000       Badger Mining Corp., (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                                        8,915,000
      3,865,000       Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC),              3,865,000
                      5.400%, 11/2/2006
     25,000,000   1,2 Bank of New York Co., Inc., 5.380%, 11/27/2006                                                      25,000,000
     59,000,000       Barclays Bank PLC, 5.265% -5.276%, 11/6/2006 - 11/27/2006                                           58,995,780
      8,315,000       Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/1/2006                            8,315,000
     24,995,000       Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC), 5.310%,           24,995,000
                      11/1/2006
      7,690,000       Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 11/2/2006                        7,690,000
        865,000       Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 11/2/2006                            865,000
      1,870,000       Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,               1,870,000
                      11/2/2006
        925,000       Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 11/3/2006                                          925,000
      3,125,000       Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                           3,125,000
      5,180,000       Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 11/2/2006                      5,180,000
      5,890,000       Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 11/2/2006                          5,890,000
        705,000       Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.320%, 11/2/2006                 705,000
      5,780,000       California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%,               5,780,000
                      11/1/2006
      2,225,000       Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 11/2/2006                     2,225,000
     34,816,000       Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006                       34,816,000
        208,000       Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%,                   208,000
                      11/2/2006
      1,609,000       Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                   1,609,000
                      11/2/2006
      3,600,000       Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                   3,600,000
                      11/2/2006
      1,930,000       Charles River LLC, (Harris, N.A. LOC), 5.380%, 11/2/2006                                             1,930,000
      9,100,000       Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006                 9,100,000
      3,350,000       Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,          3,350,000
                      11/2/2006
      4,100,000       Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006                                       4,100,000
      6,325,000       Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 11/2/2006                   6,325,000
     14,490,000       Cook County, IL, Series 2002 A, 5.340%, 11/1/2006                                                   14,490,000
     27,120,000       Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC),            27,120,000
                      5.320%, 11/2/2006
     60,000,000       Credit Suisse, Zurich, 5.370%, 12/12/2006                                                           60,000,000
      4,450,000       DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006          4,450,000
      5,570,000       DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 11/2/2006                         5,570,000
    170,000,000   1,2 DePfa Bank PLC, 5.43%, 12/15/2006                                                                  170,000,000
      3,460,000       Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 11/2/2006                  3,460,000
      1,855,000       Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                                     1,855,000
      4,765,000       Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.360%, 11/2/2006                                   4,765,000
        875,000       Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%,                     875,000
                      11/2/2006
      2,800,000       Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,              2,800,000
                      11/2/2006
      6,700,000       Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,              6,700,000
                      11/2/2006
      4,000,000       Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne           4,000,000
                      LOC), 5.470%, 11/2/2006
        426,000       First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL               426,000
                      LOC), 5.400%, 11/2/2006
      1,875,000       Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,            1,875,000
                      11/2/2006
        785,000       Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.350%, 11/1/2006                                         785,000
      5,645,000       Freeport, IL, (U.S. Bank, N.A. LOC), 5.380%, 11/2/2006                                               5,645,000
      1,985,000       Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC),                 1,985,000
                      5.360%, 11/2/2006
      1,680,000       Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.320%, 11/2/2006            1,680,000
      3,700,000       Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds,           3,700,000
                      (SunTrust Bank LOC), 5.300%, 11/1/2006
     21,500,000       Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC, Edinburgh GTD), 5.280%,              21,500,000
                      11/9/2006
      3,825,000       Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,                3,825,000
                      11/2/2006
      1,485,000       Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 11/2/2006                1,485,000
      2,170,000       Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 11/2/2006                2,170,000
    153,000,000   1,2 HBOS Treasury Services PLC, 5.290% - 5.463%, 11/9/2006 - 11/20/2006                                153,000,000
    159,900,000       HBOS Treasury Services PLC, 5.373% - 5.459%, 11/1/2006 - 12/27/2006                                159,900,000
     19,200,000       Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 11/2/2006            19,200,000
      8,055,000       Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.470%, 11/3/2006                                       8,055,000
      8,400,000       Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006            8,400,000
      4,440,000       Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 11/2/2006              4,440,000
      5,335,000       Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 11/2/2006                                    5,335,000
      3,085,000       IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.320%, 11/2/2006                     3,085,000
      1,050,000       IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.410%, 11/2/2006               1,050,000
      6,750,000       Ilsco Corp., (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006                                                6,750,000
     15,000,000       Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 11/2/2006                                      15,000,000
     32,500,000       J.P. Morgan Chase & Co., 5.293%, 11/2/2006                                                          32,500,000
      3,640,000       Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.320%,                  3,640,000
                      11/2/2006
      8,325,000       Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006               8,325,000
      3,790,000       Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%,          3,790,000
                      11/2/2006
        890,000       Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC),                 890,000
                      5.310%, 11/1/2006
      2,700,000       LCO Ventures LLC, (Bank of America N.A. LOC), 5.310%, 11/2/2006                                      2,700,000
      2,575,000       Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                   2,575,000
      5,000,000   1,2 Los Angeles, CA, MERLOT Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%,               5,000,000
                      11/1/2006
      2,425,000       Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 11/3/2006                                    2,425,000
      1,785,000       McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 11/3/2006                 1,785,000
      7,900,000       Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 11/2/2006                7,900,000
        870,000       Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments,                870,000
                      (Bank of America N.A. LOC), 5.400%, 11/2/2006
      2,695,000       Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006           2,695,000
      3,300,000       Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                     3,300,000
      1,460,000       Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.320%, 11/2/2006               1,460,000
      1,275,000       Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth              1,275,000
                      Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006
      2,835,000       Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.320%, 11/2/2006                                      2,835,000
      2,565,000       New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 5.420%, 11/1/2006                 2,565,000
      4,155,000       O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 11/2/2006              4,155,000
     14,000,000       Ogden City Redevelopment Agency, Series 2005  C-1, (Bank of New York Co., Inc. LOC),                14,000,000
                      5.470%, 11/7/2006
      2,220,000       P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.360%, 11/2/2006                 2,220,000
      3,885,000       PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 11/2/2006                                      3,885,000
      2,000,000       Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,               2,000,000
                      11/2/2006
      6,365,000       R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 11/2/2006                             6,365,000
      7,180,000       Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 11/2/2006                    7,180,000
     55,000,000       Royal Bank of Canada, Montreal, 5.350%, 11/10/2006                                                  55,000,000
        779,000       Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 11/2/2006                                779,000
      3,110,000       Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006                             3,110,000
      2,235,000       Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,            2,235,000
                      11/2/2006
      4,930,000       Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.310%, 11/1/2006                                    4,930,000
      4,620,000       Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank,          4,620,000
                      N.A. LOC), 5.320%, 11/2/2006
      4,075,000       Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.320%,                   4,075,000
                      11/2/2006
      7,190,000       Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 11/2/2006                                   7,190,000
      2,295,000       TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                         2,295,000
      2,080,000       TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                           2,080,000
      1,740,000       Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006          1,740,000
     30,000,000   1,2 Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD),         30,000,000
                      5.364%, 12/28/2006
      2,915,000       University Church of Christ, (Wachovia Bank N.A. LOC), 5.420%, 11/3/2006                             2,915,000
      2,595,000       University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006           2,595,000
      1,240,000       VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.360%, 11/2/2006           1,240,000
        560,000       Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 11/2/2006                                        560,000
      3,510,000       Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006               3,510,000
      4,315,000       Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                       4,315,000
      6,400,000       Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 11/2/2006                                6,400,000
     85,000,000       Wells Fargo & Co., 5.373%, 11/2/2006                                                                85,000,000
     14,300,000       West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC),          14,300,000
                      5.330%, 11/2/2006
    108,000,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                             108,000,000
     50,000,000       Westpac Banking Corp. Ltd., Sydney, 5.430%, 12/11/2006                                              50,000,000
      1,125,000       White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,          1,125,000
                      11/2/2006
      4,190,000       Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.370%, 11/2/2006                4,190,000
                         TOTAL                                                                                         1,538,969,910
                      BROKERAGE-6.9%
     40,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 11/16/2006                                                       40,001,183
     40,000,000       Merrill Lynch & Co., Inc., 5.383%, 11/6/2006                                                        40,000,000
    165,000,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 11/13/2006                                                      165,000,000
    297,000,000       Morgan Stanley, 5.342% - 5.390%,  11/1/2006 - 11/27/2006                                           297,001,150
                         TOTAL                                                                                           542,002,333
                      FINANCE - COMMERCIAL--3.3%
      5,350,000       Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.350%, 11/2/2006                     5,350,000
     50,000,000       General Electric Capital Corp., 5.280%, 11/30/2006                                                  50,000,000
    193,500,000   1,2 General Electric Capital Corp., 5.445%, 11/17/2006                                                 193,500,000
      7,750,000       Overturn Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC),             7,750,000
                      5.350%, 11/1/2006
                         TOTAL                                                                                           256,600,000
                      FINANCE - RETAIL--1.5%
     60,000,000   1,2 Compass Securitization LLC, 5.275%, 11/10/2006 - 11/13/2006                                         59,996,955
     60,000,000   1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                             59,998,011
                         TOTAL                                                                                           119,994,966
                      FINANCE - SECURITIES--2.2%
     15,500,000   1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                              15,500,207
    145,000,000   1,2 K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.370%,  11/1/2006 - 12/20/2006                             144,993,253
     12,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.374%, 1/12/2007                                   12,000,270
                         TOTAL                                                                                           172,493,730
                      GOVERNMENT AGENCY--0.1%
      3,860,000       Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 11/2/2006             3,860,000
        930,000       Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA Association LOC), 5.310%,             930,000
                      11/2/2006
                         TOTAL                                                                                             4,790,000
                      INSURANCE--3.8%
     25,000,000       Genworth Life Insurance Co., 5.490%, 12/1/2006                                                      25,000,000
     25,000,000       Hartford Life Insurance Co., 5.570% - 5.659%, 11/1/2006 - 12/1/2006                                 25,000,000
     22,000,000   1,2 MBIA Global Funding LLC, 5.280%, 11/21/2006                                                         21,998,043
     45,000,000       MetLife Insurance Co. of Connecticut, 5.454% - 5.500%, 11/17/2006 - 12/28/2006                      45,000,000
     45,000,000       Metropolitan Life Insurance Co., 5.492% - 5.610%, 11/1/2006 - 1/2/2007                              45,000,000
     54,000,000       Monumental Life Insurance Co., 5.430% - 5.57%, 11/1/2006 - 11/30/2006                               54,000,000
     40,000,000       New York Life Insurance Co., 5.480%, 11/1/2006 - 12/1/2006                                          40,000,000
     12,000,000   1,2 Pacific Life Global Funding, 5.373%, 11/6/2006                                                      12,000,112
     25,000,000       Transamerica Occidental Life Insurance Co., 5.512%, 1/2/2007                                        25,000,000
                         TOTAL                                                                                           292,998,155
                      MUNICIPAL--1.1%
     84,000,000       Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 11/15/2006                 84,000,000
                         TOTAL NOTES - VARIABLE                                                                        3,011,849,094
                      MUTUAL FUNDS--0.7%
                      ASSET MANAGEMENT--0.7%
     25,000,000       Columbia Money Market Reserves                                                                      25,000,000
     30,088,937       DWS Money Market Trust                                                                              30,088,937
                         TOTAL MUTUAL FUNDS                                                                               55,088,937
                      REPURCHASE AGREEMENT--5.0%
  $ 390,157,000       Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which          390,157,000
                      ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
                         TOTAL INVESTMENT - 100.1%                                                                     7,797,342,775
                         (AT AMORTIZED COST)6
                         OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                     (6,355,644)
                         TOTAL NET ASSETS - 100%                                                                     $ 7,790,987,131

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $3,279,018,185, which represented 42.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these restricted securities amounted to $3,279,018,185, which represented 42.1% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Investments in other open-end regulated investment companies are valued at net asset value.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 EDA     --Economic Development Authority
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts- Liquidity Optional Tender Series
 SWP     --Swap Agreement






PRIME MANAGEMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      ASSET-BACKED SECURITIES--2.4%
                      FINANCE - AUTOMOTIVE--0.4%
  $  16,897,867   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007                               $    16,897,867
                      FINANCE - EQUIPMENT--1.3%
      3,490,042       CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007                                       3,490,042
      7,393,577       CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                               7,393,577
     23,520,957       CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007                                             23,520,957
     15,000,000   1,2 Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007                              15,000,000
                         TOTAL                                                                                            49,404,576
                      FINANCE - RETAIL--0.7%
     28,000,000   1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.300% 11/19/2007                                         28,000,000
                         TOTAL ASSET-BACKED SECURITIES                                                                    94,302,443
                      BANKERS ACCEPTANCE--0.5%
                      BANKING--0.5%
     18,000,000       Wachovia Bank N.A., 5.450%, 12/20/2006                                                              17,866,475
                      CERTIFICATES OF DEPOSIT--6.0%
                      BANKING--6.0%
     15,000,000       Barclays Bank PLC, 5.420%, 8/24/2007                                                                15,000,000
     25,000,000       Calyon, Paris, 5.310%, 4/19/2007                                                                    25,000,000
     53,200,000       Credit Suisse, Zurich, 5.200% - 5.410%, 11/20/2006 - 3/29/2007                                      53,200,000
     50,000,000       DePfa Bank PLC, 5.260% - 5.410%, 2/12/2007 - 4/9/2007                                               50,000,000
     20,000,000       HBOS Treasury Services PLC, 5.355%, 5/15/2007                                                       20,000,000
     10,000,000       Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007                                   9,992,737
     51,000,000       Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007                                        51,019,631
      8,000,000       Wells Fargo Bank, N.A., 4.840%, 1/30/2007                                                            7,999,619
                         TOTAL CERTIFICATES OF DEPOSIT                                                                   232,211,987
                      COLLATERALIZED LOAN AGREEMENTS--23.9%
                      BANKING--11.4%
     75,000,000       BNP Paribas Securities Corp., 5.422%, 11/1/2006                                                     75,000,000
    125,000,000       Credit Suisse First Boston LLC, 5.392% - 5.412%, 11/1/2006                                         125,000,000
     50,000,000       Deutsche Bank Securities, Inc., 5.422%, 11/1/2006                                                   50,000,000
     75,000,000       Greenwich Capital Markets, Inc., 5.437%, 11/1/2006                                                  75,000,000
     25,000,000       HSBC Securities (USA), Inc., 5.412%, 11/1/2006                                                      25,000,000
     40,000,000       J.P. Morgan Securities, Inc., 5.412%, 11/1/2006                                                     40,000,000
     25,000,000       RBC Capital Markets Corp., 5.467%, 11/1/2006                                                        25,000,000
     25,000,000       WAMU Capital Corp., 5.457%, 11/1/2006                                                               25,000,000
                         TOTAL                                                                                           440,000,000
                      BROKERAGE--12.5%
     72,000,000       Bear Stearns & Co., Inc., 5.432%, 11/1/2006                                                         72,000,000
    115,000,000       Citigroup Global Markets, Inc., 5.412%, 11/1/2006                                                  115,000,000
     82,000,000       Goldman Sachs & Co., 5.382% - 5.412%, 11/1/2006                                                     82,000,000
     60,000,000       Lehman Brothers, Inc., 5.450% - 5.462%, 11/1/2006                                                   60,000,000
     75,000,000       Merrill Lynch & Co., Inc., 5.442%, 11/1/2006                                                        75,000,000
     50,000,000       Merrill Lynch, Pierce, Fenner and Smith, 5.380%, 11/1/2006                                          50,000,000
     25,000,000       Morgan Stanley & Co., Inc., 5.412%, 11/1/2006                                                       25,000,000
                         TOTAL                                                                                           479,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                            919,000,000
                      COMMERCIAL PAPER --22.6%3
                      BANKING--7.1%
     10,000,000       Bank of America Corp., 5.210%, 4/24/2007                                                             9,748,183
     26,000,000   1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.275%, 2/13/2007                                           25,603,789
     20,000,000       Danske Corp., Inc., (GTD by Danske Bank A/S), 4.894%, 4/10/2007                                     19,556,978
     25,000,000       DePfa Bank PLC, 5.325%, 2/20/2007                                                                   24,596,469
     20,000,000       Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt SA), 5.280%, 11/20/2006                      19,944,267
     37,000,000   1,2 Fountain Square Commercial Funding Corp., 5.260%, 1/5/2007 - 1/12/2007                              36,628,147
     20,000,000   1,2 KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.100%, 11/20/2006                 19,946,167
     64,000,000   1,2 Picaros Funding LLC, (GTD by KBC Bank NV), 5.215% - 5.270%, 12/1/2006 - 3/13/2007                   63,512,713
     30,000,000       Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.265%, 2/12/2007           29,548,088
     25,000,000       Westpac Banking Corp. Ltd., Sydney, 5.270%, 11/27/2006                                              24,904,847
                         TOTAL                                                                                           273,989,648
                      FINANCE - AUTOMOTIVE--4.2%
     70,000,000       FCAR Auto Loan Trust, A1+/P1 Series, 5.270% - 5.310%, 11/7/2006 - 2/15/2007                         69,200,317
     93,000,000       FCAR Auto Loan Trust, A1/P1 Series, 5.260% - 5.400%, 11/2/2006 - 3/19/2007                          91,876,058
                         TOTAL                                                                                           161,076,375
                      FINANCE - COMMERCIAL--0.8%
     31,000,000       CIT Group, Inc., 5.110% - 5.230%, 11/15/2006 - 3/21/2007                                            30,681,473
                      FINANCE - RETAIL--2.8%
     10,000,000   1,2 Amsterdam Funding Corp., 5.190%, 4/11/2007                                                           9,767,892
     48,000,000   1,2 Paradigm Funding LLC, 5.230% - 5.275%, 2/12/2007 - 3/26/2007                                        47,156,108
     30,000,000   1,2 Sheffield Receivables Corp., 5.255% - 5.260%, 1/17/2007 - 1/22/2007                                 29,647,979
     20,000,000   1,2 Tulip Funding Corp., 5.240%, 1/10/2007                                                              19,796,222
                         TOTAL                                                                                           106,368,201
                      FINANCE - SECURITIES--6.3%
     13,000,000   1,2 Galaxy Funding Inc., 5.240%, 12/27/2006                                                             12,894,036
    125,000,000 1,2,4 Georgetown Funding Co. LLC, 5.290%, 12/5/2006 - 12/20/2006                                         124,632,639
     80,500,000   1,2 Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007                                         79,126,133
     11,000,000   1,2 KLIO Funding Ltd., 5.270%, 1/18/2007                                                                10,874,398
     12,000,000   1,2 Perry Global Funding LLC Series A, 5.255%, 1/10/2007                                                11,877,383
      5,000,000   1,2 Scaldis Capital LLC, 5.265%, 2/9/2007                                                                4,926,875
                         TOTAL                                                                                           244,331,464
                      INSURANCE--0.4%
     14,000,000   1,2 Aspen Funding Corp., 5.275%, 2/13/2007                                                              13,786,656
                      METALS--1.0%
     38,000,000       Alcoa, Inc., 5.320%, 11/7/2006                                                                      37,966,307
                         TOTAL COMMERCIAL PAPER                                                                          868,200,124
                      CORPORATE NOTES--3.2%
                      BANKING--0.5%
     20,000,000       Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                   20,000,000
                      FINANCE - RETAIL--0.5%
     20,000,000       Countrywide Financial Corp., 5.547%, 11/3/2006                                                      20,000,015
                      FINANCE - SECURITIES--2.2%
     26,000,000   1,2 Beta Finance, Inc., 4.160%, 3/15/2007                                                               26,000,000
     14,050,000   1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007                                                  14,050,000
     45,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250% - 5.750%, 4/19/2007 - 10/18/2007          45,000,000
                         TOTAL                                                                                            85,050,000
                         TOTAL CORPORATE NOTES                                                                           125,050,015
                      LOAN PARTICIPATION--3.0%
                      CHEMICALS--0.6%
     25,000,000       DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.320%, 11/30/2006         25,000,000
                      FINANCE - RETAIL--1.4%
     55,000,000       Countrywide Home Loans, Inc., 5.320%, 11/15/2006                                                    55,000,000
                      MISCELLANEOUS--1.0%
     37,000,000       Cargill, Inc., 5.320%, 11/15/2006                                                                   37,000,000
                         TOTAL LOAN PARTICIPATION                                                                        117,000,000
                      NOTES - VARIABLE--32.4%5
                      BANKING--19.0%
      2,900,000       AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006             2,900,000
        951,000       American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.360%,                951,000
                      11/2/2006
     35,000,000   1,2 Australia & New Zealand Banking Group, Melbourne, 5.320%, 11/24/2006                                35,000,000
      1,920,000       BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.350%, 11/2/2006                           1,920,000
     62,000,000   1,2 BNP Paribas SA, 5.310% - 5.362%, 11/20/2006 - 11/27/2006                                            62,000,000
        620,000       Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC),                620,000
                      5.400%, 11/2/2006
      8,079,000       Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC),              8,079,000
                      5.400%, 11/2/2006
     20,000,000   1,2 Bank of Ireland, 5.300%, 11/20/2006                                                                 20,000,000
     12,000,000       Barclays Bank PLC, 5.265%, 11/27/2006                                                               11,999,387
      1,950,000       Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC Financial            1,950,000
                      Group, Inc.), 5.310%, 11/1/2006
      5,960,000       Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 11/2/2006                          5,960,000
        925,000       Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 11/3/2006                                          925,000
      3,685,000       CAH Holdings, Inc., Series 2003, (First Commercial Bank, Birmingham, AL LOC), 5.420%,                3,685,000
                      11/2/2006
     10,000,000       CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 5.370%, 11/2/2006                10,000,000
      4,500,000       Castleton United Methodist Church, Inc., Series 2006a, (U.S. Bank, N.A. LOC), 5.370%,                4,500,000
                      11/2/2006
     45,000,000   1,2 Commonwealth Bank of Australia, Sydney, 5.320%, 11/24/2006                                          45,000,000
     70,000,000       Credit Agricole S.A., 5.343%, 1/23/2007                                                             70,000,000
      4,500,000       Credit Suisse, Zurich, 5.370%, 12/12/2006                                                            4,500,000
      2,345,000       Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 5.350%, 11/2/2006            2,345,000
      1,500,000       DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC),            1,500,000
                      5.490%, 11/2/2006
      4,000,000   1,2 DePfa Bank PLC, 5.430%, 12/15/2006                                                                   3,999,989
     10,000,000       Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank         10,000,000
                      LOC), 5.320%, 11/2/2006
        480,000       Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.320%, 11/2/2006                       480,000
     13,280,000       Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%,                  13,280,000
                      11/2/2006
      5,000,000       First Family Church, Series 2005, (Regions Bank, Alabama LOC), 5.360%, 11/2/2006                     5,000,000
        905,000       Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust             905,000
                      Co., Buffalo, NY LOC), 5.420%, 11/3/2006
      5,000,000       Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 5.280%,            5,000,000
                      11/9/2006
      1,230,000       Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.480%, 11/2/2006                     1,230,000
     18,000,000   1,2 HBOS Treasury Services PLC, 5.290%, 11/9/2006                                                       18,000,000
      3,000,000       HBOS Treasury Services PLC, 5.458%, 12/27/2006                                                       3,000,491
      9,416,000       HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006           9,416,000
      4,715,000       Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus,          4,715,000
                      OH LOC), 5.400%, 11/2/2006
      4,950,000       Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC),           4,950,000
                      5.320%, 11/2/2006
     14,000,000       ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.390%, 11/2/2006                   14,000,000
     20,000,000       Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.360%, 11/2/2006                                      20,000,000
      9,650,000       Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006            9,650,000
      1,665,000       Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank,                 1,665,000
                      Cincinnati LOC), 5.370%, 11/3/2006
      5,300,000       MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.350%, 11/2/2006                          5,300,000
      4,375,000       Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 5.320%,           4,375,000
                      11/2/2006
      3,000,000       Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC),           3,000,000
                      5.400%, 11/2/2006
        240,000       McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC),                   240,000
                      5.400%, 11/2/2006
    136,000,000   1,2 National Australia Bank Ltd., Melbourne, 5.290%, 11/7/2006                                         136,000,000
     10,300,000       Nautical Transport LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,               10,300,000
                      11/2/2006
      4,350,000       Ohmart/Vega Corp., Series 2003, (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006                             4,350,000
      3,000,000       Overland Park Professional Center LLC, Series 2004, (Comerica Bank LOC), 5.400%, 11/2/2006           3,000,000
      3,025,000       Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,                 3,025,000
                      11/2/2006
      4,000,000       Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 5.300%, 11/2/2006                  4,000,000
      3,295,000       Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.350%, 11/2/2006                         3,295,000
      5,975,000       Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 5.380%, 11/2/2006                                 5,975,000
      5,450,000       Roman Catholic Bishop of San Jose, CA, Series 2005, (Allied Irish Banks PLC LOC), 5.320%,            5,450,000
                      11/2/2006
     46,000,000   1,2 Royal Bank of Canada, Montreal, 5.292%, 11/1/2006                                                   46,000,172
      5,000,000       Royal Bank of Canada, Montreal, 5.391%, 1/12/2007                                                    5,000,375
     10,000,000       Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 11/2/2006                            10,000,000
        410,000       Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 11/2/2006                                410,000
     20,000,000   1,2 Societe Generale, Paris, 5.292%, 11/2/2006                                                          20,000,000
        900,000       Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                   900,000
      2,600,000       Springfield, TN Health & Educational Facilities Board, Series 2006B, (Amsouth Bank N.A.,             2,600,000
                      Birmingham, AL LOC), 5.400%, 11/2/2006
        910,000       Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.350%, 11/2/2006                      910,000
     36,000,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                              36,000,000
      2,980,000       William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 5.350%,           2,980,000
                      11/2/2006
                         TOTAL                                                                                           732,236,414
                      BROKERAGE--5.8%
     20,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 11/15/2006                                                       20,000,592
      6,000,000       Goldman Sachs Group, Inc., 5.466%, 12/29/2006                                                        6,002,749
     30,000,000       Merrill Lynch & Co., Inc., 5.330% - 5.365%, 11/15/2006 - 11/29/2006                                 30,000,000
    165,000,000       Morgan Stanley, 5.341% - 5.450%, 11/1/2006 - 11/27/2006                                            165,000,840
                         TOTAL                                                                                           221,004,181
                      FINANCE - RETAIL--2.7%
     55,000,000   1,2 Compass Securitization LLC, 5.275%, 11/6/2006 - 11/20/2006                                          54,997,132
     30,000,000   1,2 Paradigm Funding LLC, 5.282%, 11/1/2006                                                             29,999,006
     20,000,000   1,2 SLM Corp., 5.320%, 11/13/2006                                                                       20,000,000
                         TOTAL                                                                                           104,996,138
                      FINANCE - SECURITIES--1.4%
     54,000,000   1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.300%  - 5.336%, 11/1/2006 - 1/25/2007                            53,993,158
                      INSURANCE--2.5%
     10,000,000       Genworth Life Insurance Co., 5.530%, 11/9/2006                                                      10,000,000
     10,000,000       Hartford Life Global Funding Trust, 5.320%, 11/15/2006                                              10,000,000
     10,000,000       Hartford Life Insurance Co., 5.570%, 12/1/2006                                                      10,000,000
     15,000,000       MetLife Insurance Co. of Connecticut, 5.453% - 5.487%, 12/4/2006 - 12/28/2006                       15,000,000
     20,000,000       Metropolitan Life Insurance Co., 5.610%, 11/1/2006                                                  20,000,000
     30,000,000       New York Life Insurance Co., 5.480%, 11/30/2006 - 12/1/2006                                         30,000,000
                         TOTAL                                                                                            95,000,000
                      MUNICIPAL--1.0%
     37,000,000       Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 11/15/2006                 37,000,000
                      PHARMACEUTICALS & HEALTH CARE--0.0%
        500,000   1,2 Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.312%, 11/1/2006                                  500,015
                         TOTAL NOTES - VARIABLE                                                                        1,244,729,906
                      REPURCHASE AGREEMENTS--6.8%
    221,043,000       Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which          221,043,000
                      ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
     20,000,000       Interest in $125,000,000 joint repurchase agreement 5.12%, dated 10/31/2006 under which             20,000,000
                      J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government
                      Agency securities with various maturities to 4/15/2016 for $125,017,778 on 11/1/2006. The market value of the underlying securities at the end of the period was $127,504,409.
     20,000,000       Interest in $100,000,000 joint repurchase agreement 5.22%, dated 10/31/2006 under which UBS         20,000,000
                      Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                      4/1/2036 for $100,014,500 on 11/1/2006. The market value of the underlying securities at the end of the period was $102,003,227.
                         TOTAL REPURCHASE AGREEMENTS                                                                     261,043,000
                         TOTAL INVESTMENTS - 100.8%                                                                    3,879,403,950
                         (AT AMORTIZED COST)6
                         OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                                    (32,500,108)
                         TOTAL NET ASSETS - 100%                                                                     $ 3,846,903,842

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $1,256,615,068, which represented 32.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $1,256,615,068, which represented 32.7% of total net assets.

3 Discount rate at the time of purchase, or the coupon for interest-bearing issues.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


Note:The categories of investments are shown as a percentage of total net assets at October 31, 2006.


 INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.




The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 GTD   --Guaranteed
 IDA   --Industrial Development Authority
 LOC   --Letter of Credit
 SWP   --Swap Agreement




PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                       ASSET-BACKED SECURITIES--1.2%
                       FINANCE - AUTOMOTIVE--0.7%
  $   21,178,396   1,2 Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007                  $     21,178,396
         397,313       Capital One Prime Auto Receivables Trust 2006-1, Class A1, 4.872%, 3/15/2007                          397,313
       2,971,870       CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007                                         2,971,870
      54,073,174   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007                                   54,073,174
      40,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007                                40,000,000
      30,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007                                30,000,000
                          TOTAL                                                                                          148,620,753
                       FINANCE - EQUIPMENT--0.5%
       9,015,943       CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007                                      9,015,943
      27,109,782       CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                             27,109,782
      56,450,298       CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007                                            56,450,298
      23,567,465       John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007                                         23,567,465
                          TOTAL                                                                                          116,143,488
                          TOTAL ASSET-BACKED SECURITIES                                                                  264,764,241
                       CERTIFICATES OF DEPOSIT--8.6%
                       BANKING--8.6%
     125,000,000       Barclays Bank PLC, 5.420%, 5/24/2007 - 8/24/2007                                                  125,000,000
      95,000,000       Calyon, Paris, 5.260% - 5.355%, 4/11/2007 - 4/30/2007                                              95,001,185
     290,000,000       Citizens Bank of Pennsylvania, 5.330% - 5.370%, 11/27/2006 - 2/1/2007                             290,000,641
     369,000,000       Credit Suisse, Zurich, 4.920% - 5.410%, 11/20/2006 - 3/29/2007                                    369,000,000
      49,200,000       DePfa Bank PLC, 5.260%, 4/9/2007                                                                   49,200,000
     100,000,000       First Tennessee Bank, N.A., 5.310%, 12/26/2006                                                    100,000,000
      19,250,000       HBOS Treasury Services PLC, 5.260%, 4/11/2007                                                      19,250,000
      80,000,000       Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007           79,978,211
     137,000,000       Royal Bank of Scotland PLC, Edinburgh, 4.800% - 4.850%, 1/29/2007 - 1/30/2007                     137,000,000
      70,000,000       Societe Generale, Paris, 5.225%, 10/9/2007                                                         69,918,179
     420,250,000       Toronto Dominion Bank, 5.295% - 5.600%, 2/12/2007 - 8/3/2007                                      420,274,171
     150,000,000       UBS AG, 5.305%, 11/8/2006                                                                         150,000,000
                          TOTAL CERTIFICATES OF DEPOSIT                                                                1,904,622,387
                       COLLATERALIZED LOAN AGREEMENTS--13.9%
                       BANKING--4.9%
     841,842,000       Fortis Bank SA/NV, 5.362%, 11/1/2006                                                              841,842,000
     250,000,000       IXIS Financial Products Inc., 5.350%, 11/1/2006                                                   250,000,000
                          TOTAL                                                                                        1,091,842,000
                       BROKERAGE--9.0%
     727,000,000       Citigroup Global Markets, Inc., 5.362% - 5.412%, 11/1/2006                                        727,000,000
     853,000,000       Goldman Sachs & Co., 5.350% - 5.412%, 11/1/2006                                                   853,000,000
     400,000,000       Merrill Lynch & Co., Inc., 5.442%, 11/1/2006                                                      400,000,000
                          TOTAL                                                                                        1,980,000,000
                          TOTAL COLLATERALIZED LOAN AGREEMENTS                                                         3,071,842,000
                       COMMERCIAL PAPER-28.0%3
                       BANKING--8.2%
     273,000,000       Bank of America Corp., 5.210% - 5.280%, 11/20/2006 - 4/24/2007                                    269,459,378
      30,000,000       Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.270%,          29,692,583
                       1/10/2007
       1,265,000       Benedictine Living Communities, Inc., 5.270%, 1/10/2007                                             1,252,037
     222,000,000   1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.250% - 5.260%, 1/16/2007 - 1/23/2007                    219,417,365
     326,000,000   1,2 Fountain Square Commercial Funding Corp., 5.260% - 5.340%, 11/2/2006 - 1/26/2007                  324,431,546
     150,000,000   1,2 Kitty Hawk Funding Corp., 5.275%, 11/16/2006                                                      149,670,312
     201,490,000   1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.260% - 5.280%, 11/7/2006 -               200,384,506
                       1/25/2007
      15,235,000       Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC),          15,235,000
                       5.300%, 12/6/2006
     235,000,000   1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.215% - 5.270%, 12/1/2006 - 3/13/2007               232,433,325
     165,000,000       Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.255%, 2/12/2007         162,519,202
     100,000,000   1,2 Ticonderoga Funding LLC, (Bank of America N.A. SWP), 5.280%, 11/29/2006                            99,589,333
     100,000,000       Westpac Banking Corp. Ltd., Sydney, 5.270%, 11/27/2006                                             99,619,389
                          TOTAL                                                                                        1,803,703,976
                       FINANCE - AUTOMOTIVE--4.7%
     157,513,000       DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240% - 5.280%, 11/17/2006 -          156,701,439
                       1/12/2007
     604,489,000       FCAR Auto Loan Trust, A1+/P1 Series, 5.110% - 5.310%, 11/7/2006 - 3/2/2007                        599,421,325
     282,000,000       FCAR Auto Loan Trust, A1/P1 Series, 5.270% - 5.400%, 11/2/2006 - 3/23/2007                        277,989,914
                          TOTAL                                                                                        1,034,112,678
                       FINANCE - COMMERCIAL--0.4%
      50,000,000       CIT Group, Inc., 5.110%, 11/14/2006                                                                49,907,736
      40,002,000   1,2 Edison Asset Securitization LLC, 5.170%, 4/5/2007                                                  39,111,567
                          TOTAL                                                                                           89,019,303
                       FINANCE - RETAIL--7.3%
     226,300,000   1,2 Amsterdam Funding Corp., 5.240% - 5.285%, 11/3/2006 - 2/9/2007                                    224,128,926
     108,481,000   1,2 Chariot Funding LLC, 5.260%, 11/20/2006 - 11/27/2006                                              108,131,986
     185,955,000   1,2 Compass Securitization LLC, 5.270% - 5.280%, 11/10/2006 - 12/15/2006                              185,162,043
     100,000,000   1,2 PREFCO-Preferred Receivables Funding Company LLC, 5.260%, 2/12/2007                                98,495,056
     748,000,000   1,2 Paradigm Funding LLC, 5.230% - 5.280%, 11/29/2006 - 3/21/2007                                     738,563,450
     256,500,000   1,2 Sheffield Receivables Corp., 5.255% - 5.280%, 11/20/2006 - 1/22/2007                              253,915,105
                          TOTAL                                                                                        1,608,396,566
                       FINANCE - SECURITIES-7.0%
      22,000,000   1,2 Galaxy Funding Inc., 5.240%, 12/27/2006                                                            21,820,676
     405,000,000 1,2,4 Georgetown Funding Co. LLC, 5.312% - 5.321%, 12/5/2006 - 12/20/2006                               403,642,968
     374,000,000   1,2 Grampian Funding LLC, 5.230% - 5.285%, 2/5/2007 - 3/20/2007                                       367,931,437
      80,171,000   1,2 KLIO Funding Ltd., 5.270% - 5.280%, 11/21/2006 - 1/18/2007                                         79,743,468
     419,817,000   1,2 KLIO II Funding Ltd., 5.270% - 5.290, 11/21/2006 - 1/18/2007                                      417,503,564
      81,304,000   1,2 Perry Global Funding LLC Series A, 5.255%, 1/10/2007                                               80,473,231
       5,500,000   1,2 Scaldis Capital LLC, 5.265%, 2/9/2007                                                               5,419,562
     164,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.205% - 5.265%, 2/13/2007 - 5/21/2007         160,148,137
                          TOTAL                                                                                        1,536,683,043
                       INSURANCE--0.4%
     103,000,000   1,2 Aspen Funding Corp., 5.260% - 5.275%, 1/25/2007 - 2/13/2007                                       101,553,617
                          TOTAL COMMERCIAL PAPER                                                                       6,173,469,183
                       CORPORATE NOTES--3.2%
                       BANKING--0.3%
      70,000,000       Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                  70,000,000
                       FINANCE - SECURITIES--2.9%
     284,000,000   1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.000% - 5.420%, 3/9/2007 - 9/17/2007                            284,000,000
     357,500,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.830% - 5.750%, 1/30/2007 - 7/25/2007         357,493,738
                          TOTAL                                                                                          641,493,738
                          TOTAL CORPORATE NOTES                                                                          711,493,738
                       GOVERNMENT AGENCIES--0.2%
                       GOVERNMENT AGENCY--0.2%
      39,000,000       Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007                                                39,000,000
                       LOAN PARTICIPATION--0.2%
                       ELECTRICAL EQUIPMENT--0.2%
      55,500,000       Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 5/21/2007              55,500,000
                       NOTES - VARIABLE--33.4%5
                       BANKING--14.3%
       4,890,000       4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.360%, 11/2/2006                                   4,890,000
       1,485,000       Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                1,485,000
       4,770,000       AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.420%,                   4,770,000
                       11/2/2006
       1,245,000       Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%,              1,245,000
                       11/2/2006
       3,800,000       Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A.               3,800,000
                       LOC), 5.370%, 11/2/2006
       1,075,000       Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A.,                    1,075,000
                       Birmingham, AL LOC), 5.420%, 11/2/2006
       1,410,000       Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama            1,410,000
                       LOC), 5.390%, 11/2/2006
       7,150,000       American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC),           7,150,000
                       5.400%, 11/2/2006
      12,000,000       Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by Ambac          12,000,000
                       Financial Group, Inc.), 5.380%, 11/1/2006
       4,035,000       Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.360%, 11/2/2006                                  4,035,000
       7,640,000       B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006            7,640,000
     230,000,000   1,2 BNP Paribas SA, 5.310% - 5.363%, 11/20/2006 - 11/27/2006                                          230,000,000
       5,590,000       Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC),             5,590,000
                       5.400%, 11/2/2006
      63,000,000   1,2 Bank of Ireland, 5.300%, 11/20/2006                                                                63,000,000
      73,000,000   1,2 Bank of New York Co., Inc., 5.380%, 11/27/2006                                                     73,000,000
     225,000,000       Barclays Bank PLC, 5.265% - 5.276%, 11/6/2006 - 11/27/2006                                        224,982,478
      16,275,000       Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 11/2/2006                        16,275,000
       6,995,000       Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.420%, 11/1/2006                    6,995,000
       3,260,000       Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.420%, 11/1/2006                    3,260,000
       4,910,000       Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 11/3/2006                                       4,910,000
       1,095,000       Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                  1,095,000
       5,970,000       Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.320%, 11/2/2006              5,970,000
      10,727,000       Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006                      10,727,000
       2,402,000       Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%,                2,402,000
                       11/2/2006
      17,658,000       Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.360%,               17,658,000
                       11/2/2006
       1,277,000       Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.360%,                1,277,000
                       11/2/2006
       1,073,000       Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                  1,073,000
                       11/2/2006
       2,210,000       Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                  2,210,000
                       11/2/2006
       1,297,000       Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                  1,297,000
                       11/2/2006
       2,905,000       Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                  2,905,000
                       11/2/2006
       7,294,000       Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                  7,294,000
                       11/2/2006
      10,575,000       Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 11/3/2006                                 10,575,000
       6,350,000       Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006                     6,350,000
       3,760,000       Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%,            3,760,000
                       11/2/2006
       3,805,000       Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A.               3,805,000
                       LOC), 5.370%, 11/2/2006
         795,000       Colorado Health Facilities Authority, Development Disabilities Resource Center (Series                795,000
                       1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006
       1,420,000       Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC),                 1,420,000
                       5.300%, 11/1/2006
      10,800,000       Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 11/2/2006              10,800,000
       8,580,000       Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.520%, 11/3/2006                      8,580,000
      33,810,000       Cook County, IL, Series 2002 A, 5.340%, 11/1/2006                                                  33,810,000
       5,095,000       Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.360%,                    5,095,000
                       11/2/2006
      71,500,000       Credit Suisse, Zurich, 5.370% - 5.375%, 12/12/2006 - 1/24/2007                                     71,500,405
      12,600,000       Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%,             12,600,000
                       11/2/2006
      15,000,000       Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura             15,000,000
                       Bank LOC), 5.320%, 11/2/2006
       2,570,000       Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.370%, 11/1/2006                 2,570,000
       6,110,000       Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%,                  6,110,000
                       11/2/2006
       3,200,000       Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%,           3,200,000
                       11/2/2006
       1,000,000       G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.410%,                    1,000,000
                       11/2/2006
      13,245,000       Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC),               13,245,000
                       5.360%, 11/2/2006
       2,750,000       Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LOC), 5.320%,             2,750,000
                       11/2/2006
      36,800,000       Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A.           36,800,000
                       LOC), 5.350%, 11/1/2006
      13,850,000       Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A.            13,850,000
                       LOC), 5.300%, 11/1/2006
      36,000,000       Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 5.280%,          36,000,000
                       11/9/2006
       5,615,000       H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                      5,615,000
       8,860,000       H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 11/2/2006                                       8,860,000
     399,000,000   1,2 HBOS Treasury Services PLC, 5.290% - 5.463%, 11/9/2006 - 11/20/2006                               399,001,243
     369,700,000       HBOS Treasury Services PLC, 5.373% - 5.459%, 11/1/2006 - 12/27/2006                               369,701,980
       5,550,000       HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                        5,550,000
       8,140,000       Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LOC),             8,140,000
                       5.320%, 11/2/2006
      10,350,000       Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006                             10,350,000
       3,235,000       Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A.,                 3,235,000
                       Birmingham, AL LOC), 5.370%, 11/2/2006
      85,000,000       J.P. Morgan Chase & Co., 5.293%, 11/2/2006                                                         85,000,000
       3,725,000       J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%,              3,725,000
                       11/1/2006
      15,000,000       Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA                  15,000,000
                       Insurance Corp.), 5.350%, 11/2/2006
       2,945,000       Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%,                    2,945,000
                       11/1/2006
       1,800,000       L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.420%, 11/1/2006                         1,800,000
       4,740,000       Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank,                4,740,000
                       Cincinnati LOC), 5.370%, 11/3/2006
       5,165,000   1,2 Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%,             5,165,000
                       11/1/2006
      11,250,000       Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Amsouth              11,250,000
                       Bank N.A., Birmingham, AL LOC), 5.370%, 11/2/2006
       4,595,000       M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                      4,595,000
         450,000       Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts.,                      450,000
                       (JPMorgan Chase Bank, N.A. LOC), 5.520%, 11/2/2006
      12,045,000       Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia           12,045,000
                       Bank N.A. LOC), 5.420%, 11/7/2006
      17,440,000       Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 5.310%,           17,440,000
                       11/1/2006
       4,610,000       McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 11/3/2006                4,610,000
      75,000,000       Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 11/10/2006 - 11/15/2006                    74,997,272
       1,841,000       Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006            1,841,000
       8,710,000       Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 11/2/2006                  8,710,000
       3,600,000       Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Amsouth Bank              3,600,000
                       N.A., Birmingham, AL LOC), 5.320%, 11/2/2006
      10,000,000       Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%,              10,000,000
                       11/2/2006
      17,000,000       Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC),            17,000,000
                       5.320%, 11/1/2006
      10,790,000       Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan           10,790,000
                       Chase Bank, N.A. LOC), 5.320%, 11/1/2006
     110,000,000   1,2 National Australia Bank Ltd., Melbourne, 5.290%, 11/7/2006                                        110,000,000
      15,000,000       National City Bank, Ohio, 5.440%, 11/1/2006                                                        15,013,286
       5,875,000       North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL                5,875,000
                       LOC), 5.310%, 11/2/2006
      11,920,000       North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 11/2/2006                 11,920,000
      81,800,000       Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.420%, 11/1/2006                      81,800,000
       9,975,000       Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key            9,975,000
                       Bank, N.A. LOC), 5.360%, 11/2/2006
       4,900,000       Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006              4,900,000
       4,940,000       Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank,               4,940,000
                       N.A. LOC), 5.320%, 11/2/2006
       4,385,000       Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.400%, 11/2/2006                   4,385,000
       6,650,000       Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 11/1/2006              6,650,000
      14,500,000       Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.350%, 11/2/2006          14,500,000
         792,000       Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006                   792,000
       5,625,000       Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL            5,625,000
                       LOC), 5.400%, 11/2/2006
       9,255,000       Rollins College, Series 1998, (SunTrust Bank LOC), 5.300%, 11/1/2006                                9,255,000
     108,000,000   1,2 Royal Bank of Canada, Montreal, 5.293%, 11/1/2006                                                 108,000,000
      60,000,000       Royal Bank of Canada, Montreal, 5.392%, 1/12/2007                                                  60,004,496
      19,000,000       Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 11/2/2006                           19,000,000
       3,590,000       Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.350%, 11/1/2006                              3,590,000
      14,390,000       Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006                           14,390,000
      50,000,000   1,2 Societe Generale, Paris, 5.293%, 11/2/2006                                                         50,000,000
      11,290,000       Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.360%, 11/2/2006                    11,290,000
      55,225,000       Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 11/2/2006                                  55,225,000
       3,180,000       Springfield Ltd. Partnership, (UBS AG LOC), 5.360%, 11/2/2006                                       3,180,000
       1,100,000       St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank,                1,100,000
                       Milwaukee LOC), 5.610%, 11/2/2006
       1,755,000       St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank,             1,755,000
                       N.A. LOC), 5.510%, 11/2/2006
       6,050,000       Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.320%, 11/2/2006               6,050,000
      90,000,000   1,2 Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia             90,000,000
                       Corp.), 5.364% - 5.390%, 12/21/2006 - 12/28/2006
       9,300,000       Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,             9,300,000
                       11/2/2006
       1,200,000       Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 11/1/2006           1,200,000
       2,512,000       Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.400%, 11/2/2006           2,512,000
       1,245,000       Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.320%, 11/2/2006           1,245,000
      13,385,000       Wachovia Corp., 5.410%, 11/22/2006                                                                 13,396,309
     195,250,000       Wells Fargo & Co., 5.373%, 11/2/2006                                                              195,250,051
      10,045,000       Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%,               10,045,000
                       11/2/2006
      25,000,000       Westpac Banking Corp. Ltd., Sydney, 5.430%, 12/11/2006                                             25,000,000
      10,195,000       Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.420%,                10,195,000
                       11/2/2006
       4,660,000       William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,              4,660,000
                       11/2/2006
      34,345,000       World Wildlife Fund, Inc., Series 2000 B, (INS by Ambac Financial Group, Inc.), 5.380%,            34,345,000
                       11/2/2006
                          TOTAL                                                                                        3,153,555,520
                       BROKERAGE--6.8%
      50,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 11/15/2006                                                      50,001,479
     374,000,000       Merrill Lynch & Co., Inc., 5.300% - 5.383%, 11/6/2006 - 11/24/2006                                374,000,000
     240,000,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 11/13/2006                                                     240,000,245
     850,300,000       Morgan Stanley, 5.360% - 5.450%, 11/1/2006 - 11/27/2006                                           850,301,840
                          TOTAL                                                                                        1,514,303,564
                       ELECTRICAL EQUIPMENT--0.3%
       2,600,000       Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.290%,                    2,600,000
                       11/2/2006
      58,656,672       Northwest Airlines, Inc., (GTD by General Electric Co.), 5.310%, 11/6/2006                         58,656,672
                          TOTAL                                                                                           61,256,672
                       FINANCE - COMMERCIAL--2.0%
     436,100,000   1,2 General Electric Capital Corp., 5.445%, 11/9/2006 - 11/17/2006                                    436,100,000
                       FINANCE - RETAIL--3.2%
      14,000,000       American Express Credit Corp., 5.410%, 11/15/2006                                                  14,001,987
     350,500,000   1,2 Compass Securitization LLC, 5.275%, 11/6/2006 - 11/20/2006                                        350,481,210
     167,500,000   1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                           167,494,448
     180,000,000   1,2 SLM Corp., 5.320%, 11/13/2006                                                                     180,000,000
                          TOTAL                                                                                          711,977,645
                       FINANCE - SECURITIES--1.6%
     122,500,000   1,2 Beta Finance, Inc., 5.330% - 5.399%, 11/15/2006 - 11/22/2006                                      122,510,071
     123,000,000   1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.370%, 11/1/2006 - 12/20/2006                          122,995,661
     110,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.275% - 5.295%, 11/6/2006 -                   109,999,033
                       11/15/2006
                          TOTAL                                                                                          355,504,765
                       GOVERNMENT AGENCY--0.3%
       7,945,000       Direct One Funding Corp., (FNMA LOC), 5.310%, 11/2/2006                                             7,945,000
      46,280,000       Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 11/2/2006           46,280,000
       5,350,000       Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis               5,350,000
                       LOC), 5.330%, 11/2/2006
                          TOTAL                                                                                           59,575,000
                       INSURANCE--3.4%
      20,000,000       Albuquerque, NM, Series 2000 A, (INS by MBIA Insurance Corp.), 5.300%, 11/1/2006                   20,000,000
      54,000,000       Genworth Life Insurance Co., 5.490%, 12/1/2006                                                     54,000,000
      50,000,000       Hartford Life Insurance Co., 5.570% - 5.659%, 11/1/2006 - 12/1/2006                                50,000,000
      44,000,000   1,2 MBIA Global Funding LLC, 5.280%, 11/21/2006                                                        43,996,086
      66,000,000       MetLife Insurance Co. of Connecticut, 5.454% - 5.500%, 11/17/2006 - 12/28/2006                     66,000,000
     105,000,000       Metropolitan Life Insurance Co., 5.492% - 5.610%, 11/1/2006 - 1/2/2007                            105,000,000
     152,000,000       Monumental Life Insurance Co., 5.430% - 5.540%, 11/1/2006 - 11/30/2006                            152,000,000
     110,000,000       New York Life Insurance Co., 5.480%, 11/30/2006 - 12/1/2006                                       110,000,000
      30,000,000       Protective Life Secured Trust 2004-B, 5.453%, 1/15/2007                                            30,011,965
     125,000,000       Transamerica Occidental Life Insurance Co., 5.512%, 1/2/2007                                      125,000,000
                          TOTAL                                                                                          756,008,051
                       MUNICIPAL--0.9%
     205,500,000       Florida Hurricane Catastrophe Fund Finance Corp., 5.330%, 11/15/2006                              205,500,000
                       PHARMACEUTICALS AND HEALTH CARE--0.6%
     134,250,000   1,2 Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.313%, 11/1/2006                             134,250,540
                          TOTAL NOTES - VARIABLE                                                                       7,388,031,757
                       TIME DEPOSITS--6.2%
                       BANKING--6.2%
     190,000,000       Chase Bank USA, N.A., 5.313%, 11/1/2006                                                           190,000,000
     140,000,000       Deutsche Bank AG, 5.313%, 11/1/2006                                                               140,000,000
     250,000,000       Marshall & Ilsley Bank, Milwaukee, 5.213%, 11/1/2006                                              250,000,000
     200,000,000       Societe Generale, Paris, 5.293%, 11/1/2006                                                        200,000,000
     600,000,000       State Street Bank and Trust Co., 5.375%, 11/1/2006                                                600,000,000
                          TOTAL TIME DEPOSITS                                                                          1,380,000,000
                       MUTUAL FUNDS--0.6%
                       ASSET MANAGEMENT--0.6%
      65,000,000       AIM Short-Term Investments Co. Liquid Assets Portfolio                                             65,000,000
      50,000,000       Columbia Money Market Reserves                                                                     50,000,000
      20,059,291       DWS Money Market Trust                                                                             20,059,291
                          TOTAL MUTUAL FUNDS                                                                             135,059,291
                       REPURCHASE AGREEMENTS-5.0%
    $364,313,000       Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006, under              364,313,000
                       which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006.  The market value of the underlying securities at the end of the period was $2,043,780,179.
     250,000,000       Interest in $1,300,000,000 joint repurchase agreement 5.31%, dated 10/31/2006, under              250,000,000
                       which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 10/25/2043 for $1,300,191,750 on 11/1/2006.  The market value of the underlying securities at the end of the period was $1,330,045,643.
      50,000,000       Interest in $125,000,000 joint repurchase agreement 5.12%, dated 10/31/2006, under which           50,000,000
                       J.P. Morgan Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2016 for $125,017,778 on 11/1/2006.  The market value of the underlying securities at the end of the period was $127,504,409.
     225,000,000       Interest in $900,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which          225,000,000
                       Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $900,131,750 on 11/1/2006.  The market value of the underlying securities at the end of the period was $919,305,316.
     150,000,000       Interest in $600,000,000 joint repurchase agreement 5.45%, dated 10/31/2006, under which          150,000,000
                       Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $600,090,833 on 11/1/2006.  The market value of the underlying securities at the end of the period was $612,960,465.
      55,000,000       Interest in $100,000,000 joint repurchase agreement 5.22%, dated 10/31/2006, under which           55,000,000
                       UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $100,014,500 on 11/1/2006.  The market value of the underlying securities at the end of the period was $102,003,227.
                          TOTAL REPURCHASE AGREEMENTS                                                                  1,094,313,000
                          TOTAL INVESTMENTS-100.5%                                                                    22,218,095,597
                          (AT AMORTIZED COST)6
                          OTHER ASSETS AND LIABILITIES-NET-(0.5)%                                                      (117,106,299)
                          TOTAL NET ASSETS-100%                                                                     $ 22,100,989,298

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $8,384,411,504, which represented 37.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $8,384,411,504, which represented 37.9% of total net assets.

3    Discount rate at the time of purchase.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 INS     --Insured
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series
 SWP     --Swap Agreement







PRIME VALUE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      ASSET-BACKED SECURITIES--1.3%
                      FINANCE - AUTOMOTIVE--1.1%
  $  27,036,587   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                               $    27,036,587
     46,260,917       GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007                                              46,260,917
      8,596,916       HSBC Automotive Trust 2006-1, Class A1, 5.276%, 6/18/2007                                            8,596,916
     20,000,000   1,2 Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007                                 20,000,000
                         TOTAL                                                                                           101,894,420
                      FINANCE - EQUIPMENT--0.2%
      5,816,737       CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007                                       5,816,737
     19,716,205       CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                              19,716,205
                         TOTAL                                                                                            25,532,942
                         TOTAL ASSET-BACKED SECURITIES                                                                   127,427,362
                      CERTIFICATES OF DEPOSIT--8.3%
                      BANKING--8.3%
     50,000,000       Barclays Bank PLC, 5.420%, 5/24/2007 - 8/24/2007                                                    50,000,000
     90,000,000       Calyon, Paris, 5.260% - 5.310%, 4/11/2007 - 4/19/2007                                               90,000,000
     85,000,000       Citizens Bank of Pennsylvania, 5.330% - 5.370%, 11/27/2006 - 1/31/2007                              85,000,249
    130,000,000       Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 3/29/2007                                       130,000,000
    100,000,000       DePfa Bank PLC, 5.410%, 2/12/2007                                                                  100,000,000
     40,000,000       HBOS Treasury Services PLC, 5.260%, 4/11/2007                                                       40,000,000
     28,000,000       Royal Bank of Scotland PLC, Edinburgh, 4.800%, 1/29/2007                                            28,000,000
     80,500,000       Societe Generale, Paris, 5.190% - 5.410%, 2/20/2007 - 10/9/2007                                     80,447,314
    101,500,000       Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007                                       101,523,312
     91,250,000       Wells Fargo Bank, N.A., 4.840%, 1/30/2007                                                           91,245,652
                         TOTAL CERTIFICATES OF DEPOSIT                                                                   796,216,527
                      COLLATERALIZED LOAN AGREEMENTS--24.5%
                      BANKING--16.6%
    150,000,000       BNP Paribas Securities Corp., 5.422%, 11/1/2006                                                    150,000,000
    315,000,000       Credit Suisse First Boston LLC, 5.393% - 5.413%, 11/1/2006                                         315,000,000
    100,000,000       Deutsche Bank Securities, Inc., 5.423%, 11/1/2006                                                  100,000,000
     75,000,000       Fortis Bank SA/NV, 5.362%, 11/1/2006                                                                75,000,000
    295,000,000       Greenwich Capital Markets, Inc., 5.438%, 11/1/2006                                                 295,000,000
    200,000,000       HSBC Securities (USA), Inc., 5.413%, 11/1/2006                                                     200,000,000
    200,000,000       J.P. Morgan Securities, Inc., 5.413%, 11/1/2006                                                    200,000,000
    100,000,000       RBC Capital Markets Corp., 5.392%, 11/1/2006                                                       100,000,000
    146,940,000       WAMU Capital Corp., 5.382% - 5.513%, 11/1/2006                                                     146,940,000
                         TOTAL                                                                                         1,581,940,000
                      BROKERAGE-7.9%
     25,000,000       Bear Stearns & Co., Inc., 5.433%, 11/1/2006                                                         25,000,000
    100,000,000       Citigroup Global Markets, Inc., 5.417%, 11/1/2006                                                  100,000,000
    153,000,000       Goldman Sachs & Co., 5.382% - 5.412%, 11/1/2006                                                    153,000,000
    125,000,000       Lehman Brothers, Inc., 5.412% - 5.463%, 11/1/2006                                                  125,000,000
    149,000,000       Merrill Lynch & Co., Inc., 5.443%, 11/1/2006                                                       149,000,000
    200,000,000       Morgan Stanley & Co., Inc., 5.413%, 11/1/2006                                                      200,000,000
                         TOTAL                                                                                           752,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                          2,333,940,000
                      COMMERCIAL PAPER --17.1%3
                      AEROSPACE / AUTO--1.0%
     91,400,000   1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.330% - 5.360%,         91,298,164
                      11/2/2006 - 12/19/2006
      1,000,000   1,2 Volkswagen of America, Inc., (Volkswagen AG GTD), 5.330%, 12/4/2006                                    995,114
                         TOTAL                                                                                            92,293,278
                      BANKING--4.5%
     29,000,000       Bank of America Corp., 5.210%, 4/24/2007                                                            28,269,732
     24,000,000   1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.275%, 2/13/2007                                           23,634,267
     20,000,000       Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007                                        19,556,978
     15,000,000   1,2 Fountain Square Commercial Funding Corp., 5.240%, 2/8/2007                                          14,783,850
     36,000,000   1,2 KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 5.100%, 11/20/2006                  35,903,100
     33,000,000   1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.275% - 5.280%, 11/7/2006 -                 32,947,514
                      11/27/2006
    171,800,000   1,2 Picaros Funding LLC, (KBC Bank N.V. GTD), 5.215% - 5.275%, 12/1/2006 - 3/13/2007                   169,537,907
     85,000,000       Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.255%, 2/12/2007              83,722,013
     20,000,000       Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney GTD), 5.260%,                 19,754,533
                      1/24/2007
                         TOTAL                                                                                           428,109,894
                      CONSUMER PRODUCTS--0.8%
     76,200,000   1,2 Fortune Brands, Inc., 5.320% - 5.350%, 11/17/2006 - 1/18/2007                                       75,673,005
                      FINANCE - AUTOMOTIVE--3.8%
    100,050,000       DaimlerChrysler North America Holding Corp., 5.360% - 5.405%, 11/7/2006 - 1/22/2007                 99,506,371
     97,000,000       FCAR Auto Loan Trust, (A1+/P1 Series), 5.280% - 5.290%, 2/5/2007 - 2/6/2007                         95,628,653
    173,000,000       FCAR Auto Loan Trust, (A1/P1 Series), 5.180% - 5.400%, 11/2/2006 - 4/5/2007                        171,288,163
                         TOTAL                                                                                           366,423,187
                      FINANCE - COMMERCIAL--0.5%
     46,000,000       CIT Group, Inc., 5.110%, 11/15/2006                                                                 45,908,588
                      FINANCE - RETAIL--1.3%
     15,000,000   1,2 Amsterdam Funding Corp., 5.190%, 4/11/2007                                                          14,651,837
     36,395,000   1,2 Compass Securitization LLC, 5.260%, 12/15/2006                                                      36,161,021
     20,000,000   1,2 Paradigm Funding LLC, 5.260%, 1/19/2007                                                             19,769,144
     54,648,000   1,2 Sheffield Receivables Corp., 5.255% - 5.270%, 1/10/2007 - 1/17/2007                                 54,068,157
                         TOTAL                                                                                           124,650,159
                      FINANCE - SECURITIES--2.6%
     30,000,000   1,2 Galaxy Funding Inc., 5.240%, 1/19/2007                                                              29,655,033
     50,000,000 1,2,4 Georgetown Funding Co. LLC, 5.318%, 12/20/2006                                                      49,786,931
     93,500,000   1,2 Grampian Funding LLC, 5.275%, 2/5/2007                                                              92,184,767
     22,000,000   1,2 KLIO Funding Ltd., 5.270%, 1/18/2007                                                                21,748,797
     59,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.205% - 5.265%, 2/13/2007 - 5/21/2007              57,756,329
                         TOTAL                                                                                           251,131,857
                      FOOD & BEVERAGE--1.3%
     60,000,000   1,2 General Mills, Inc., 5.330% - 5.340%, 12/21/2006 - 1/18/2007                                        59,433,419
     68,100,000   1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.325%, 11/9/2006 - 11/13/2006                        67,997,716
                         TOTAL                                                                                           127,431,135
                      HOMEBUILDING--0.7%
     63,700,000       Centex Corp., 5.320%, 11/1/2006                                                                     63,700,000
                      METALS--0.5%
     52,586,000       Alcoa, Inc., 5.270%, 12/12/2006 - 12/19/2006                                                        52,228,792
                      RETAIL--0.1%
      6,000,000   1,2 Safeway Inc., 5.380%, 11/27/2006                                                                     5,976,687
                         TOTAL COMMERCIAL PAPER                                                                        1,633,526,582
                      CORPORATE NOTES--3.2%
                      BANKING--0.4%
     40,000,000       Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                   40,000,000
                      FINANCE - RETAIL--0.1%
      5,000,000       Countrywide Financial Corp., 5.547%, 11/3/2006                                                       5,000,004
                      FINANCE - SECURITIES--2.7%
     90,000,000   1,2 K2 (USA) LLC, (K2 Corp. GTD), 4.800% - 5.000%, 12/6/2006 - 3/12/2007                                89,999,719
    166,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 4.830% - 5.750%, 1/26/2007 - 10/18/2007            166,000,000
                         TOTAL                                                                                           255,999,719
                         TOTAL CORPORATE NOTES                                                                           300,999,723
                      GOVERNMENT AGENCIES--0.3%
                      GOVERNMENT AGENCY--0.3%
     25,000,000       Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007                                                 25,000,000
                      LOAN PARTICIPATION--1.2%
                      ELECTRICAL EQUIPMENT--0.3%
     28,000,000       Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.340%, 11/20/2006                 28,000,000
                      FINANCE - RETAIL--0.9%
     85,000,000       Countrywide Home Loans, Inc., 5.320%, 11/14/2006 - 11/17/2006                                       85,000,000
                         TOTAL LOAN PARTICIPATION                                                                        113,000,000
                      NOTES - VARIABLE --40.0%5
                      BANKING--23.1%
      1,467,000       1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC),               1,467,000
                      5.440%, 11/2/2006
      1,995,000       AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                  1,995,000
         80,000       Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC),             80,000
                      5.370%, 11/2/2006
      1,500,000       Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC),           1,500,000
                      5.400%, 11/2/2006
      4,530,000       Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 11/1/2006             4,530,000
    100,000,000       Barclays Bank PLC, 5.265% - 5.276%, 11/6/2006 - 11/27/2006                                          99,992,481
      4,000,000       Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas             4,000,000
                      LOC), 5.420%, 11/2/2006
      3,355,000       BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.320%, 11/2/2006               3,355,000
      6,930,000       Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY          6,930,000
                      LOC), 5.420%, 11/7/2006
        735,000       Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National             735,000
                      Bank, Columbus, OH LOC), 5.480%, 11/2/2006
      5,315,000       Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.320%, 11/2/2006             5,315,000
     42,000,000   1,2 BNP Paribas SA, 5.370%, 11/20/2006                                                                  42,000,000
      1,510,000       Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC),             1,510,000
                      5.480%, 11/2/2006
      8,260,000       Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.480%, 11/2/2006              8,260,000
      1,325,000       Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.530%, 11/2/2006                1,325,000
        710,000       Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.360%,                   710,000
                      11/2/2006
      2,542,000       CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A.,                    2,542,000
                      Birmingham, AL LOC), 5.400%, 11/2/2006
      3,251,000       CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A.,                    3,251,000
                      Birmingham, AL LOC), 5.400%, 11/2/2006
      6,085,000       Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%,           6,085,000
                      11/1/2006
      4,785,000       Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%,          4,785,000
                      11/1/2006
      3,505,000       Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.480%,            3,505,000
                      11/2/2006
      4,035,000       Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%,          4,035,000
                      11/2/2006
      4,340,000       Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.490%, 11/2/2006                    4,340,000
      4,730,000       Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank            4,730,000
                      and Trust Co., GA LOC), 5.360%, 11/2/2006
      3,225,000       Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                      3,225,000
      6,250,000       Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo,            6,250,000
                      NY LOC), 5.420%, 11/7/2006
      1,060,000       Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%,               1,060,000
                      11/2/2006
      6,550,000       Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH              6,550,000
                      LOC), 5.420%, 11/2/2006
      6,025,000       Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC),                 6,025,000
                      5.530%, 11/2/2006
    165,000,000   1,2 DePfa Bank PLC, 5.400%, 12/15/2006                                                                 165,000,000
      4,845,000       Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY             4,845,000
                      LOC), 5.420%, 11/7/2006
      7,175,000       Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 5.320%, 11/2/2006                     7,175,000
      2,685,000       Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%,           2,685,000
                      11/3/2006
      3,465,000       Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY          3,465,000
                      LOC), 5.420%, 11/3/2006
      3,005,000       First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC),           3,005,000
                      5.400%, 11/2/2006
      2,566,000       First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL           2,566,000
                      LOC), 5.400%, 11/2/2006
      8,220,000       Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.480%,                  8,220,000
                      11/2/2006
      2,541,000       Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo,           2,541,000
                      NY LOC), 5.420%, 11/3/2006
      5,990,000       G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC),             5,990,000
                      5.440%, 11/2/2006
      3,110,000       Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),          3,110,000
                      5.420%, 11/3/2006
      1,568,000       Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                      1,568,000
      5,625,000       Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.320%, 11/2/2006             5,625,000
      1,080,000       Gerald T. Thom , Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH             1,080,000
                      LOC), 5.400%, 11/2/2006
      6,510,000       Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 11/2/2006                      6,510,000
     21,000,000       Greenwich Capital Holdings, Inc., (Royal Bank of Scotland PLC GTD, Edinburgh), 5.280%,              21,000,000
                      11/9/2006
      1,651,000       Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.360%, 11/2/2006                        1,651,000
        920,000       Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 11/2/2006                920,000
      3,130,000       Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 11/2/2006              3,130,000
        825,000       Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus,            825,000
                      OH LOC), 5.400%, 11/2/2006
     12,200,000       Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.480%,             12,200,000
                      11/2/2006
      4,310,000       Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY              4,310,000
                      LOC), 5.420%, 11/7/2006
    150,000,000       HBOS Treasury Services PLC, 5.373% - 5.459%, 11/1/2006 - 12/27/2006                                150,000,000
    157,000,000   1,2 HBOS Treasury Services PLC, 5.290% - 5.463%, 11/9/2006 - 11/20/2006                                157,000,000
     17,990,000       HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 11/2/2006                    17,990,000
      2,250,000       HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                         2,250,000
      7,829,000       HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,                   7,829,000
                      11/2/2006
        665,000       Ilsco Corp., (U.S. Bank, N.A. LOC), 5.320%, 11/2/2006                                                  665,000
      3,595,000       Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%,           3,595,000
                      11/2/2006
      5,750,000       Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 11/2/2006          5,750,000
     40,500,000       J.P. Morgan Chase & Co., 5.293%, 11/2/2006                                                          40,500,000
      6,916,290       Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),               6,916,290
                      5.370%, 11/3/2006
      1,435,000       Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.480%,               1,435,000
                      11/2/2006
      3,540,000       K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.480%,           3,540,000
                      11/2/2006
      3,350,000       Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.390%, 11/2/2006               3,350,000
      8,400,000       Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust            8,400,000
                      Co., Buffalo, NY LOC), 5.420%, 11/3/2006
      1,995,000       Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co.,             1,995,000
                      Buffalo, NY LOC), 5.420%, 11/3/2006
     16,000,000       Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences,                   16,000,000
                      (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 11/7/2006
     20,320,000       Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers &             20,320,000
                      Traders Trust Co., Buffalo, NY LOC), 5.420%, 11/7/2006
      3,140,000       McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY              3,140,000
                      LOC), 5.420%, 11/7/2006
     10,795,000       McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC),              10,795,000
                      5.400%, 11/2/2006
     10,350,000       Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.320%, 11/2/2006                               10,350,000
      4,055,000       Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY              4,055,000
                      LOC), 5.420%, 11/7/2006
    184,000,000     1  MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.434%,               184,000,000
                      12/28/2006
    135,000,000     1  MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.434%,               135,000,000
                      12/28/2006
      9,490,000       Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY            9,490,000
                      LOC), 5.420%, 11/3/2006
     85,000,000   1,2 National Australia Bank Ltd., Melbourne, 5.290%, 11/7/2006                                          85,000,000
      3,455,000       Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                    3,455,000
      3,214,000       Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH          3,214,000
                      LOC), 5.400%, 11/2/2006
        910,000       Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH            910,000
                      LOC), 5.400%, 11/2/2006
      4,365,000       Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo,            4,365,000
                      NY LOC), 5.420%, 11/7/2006
     17,085,000       Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.430%, 11/2/2006                            17,085,000
      2,455,500       Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                2,455,500
      3,200,000       Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.426%, 11/2/2006                         3,200,000
      4,950,000       Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 11/2/2006              4,950,000
      7,495,000       Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 11/2/2006                      7,495,000
      1,175,000       R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.480%, 11/2/2006             1,175,000
      8,750,000       River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 11/2/2006                          8,750,000
      3,140,000       Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 11/2/2006           3,140,000
      1,920,000       Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.480%, 11/2/2006           1,920,000
    145,000,000   1,2 Royal Bank of Canada, Montreal, 5.293%, 11/1/2006                                                  145,000,000
     55,000,000       Royal Bank of Canada, Montreal, 5.350%, 11/10/2006                                                  55,000,000
     18,350,000       Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.480%, 11/2/2006                18,350,000
     13,000,000       Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.480%, 11/2/2006                            13,000,000
      7,535,000       Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo,            7,535,000
                      NY LOC), 5.420%, 11/7/2006
     30,000,000   1,2 Societe Generale, Paris, 5.293%, 11/2/2006                                                          30,000,000
      4,675,000       Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC),                 4,675,000
                      5.480%, 11/2/2006
      3,115,000       Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC),              3,115,000
                      5.390%, 11/2/2006
      7,110,000       Spectra Gases, Inc., (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 11/1/2006                    7,110,000
      6,720,000       Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.470%,              6,720,000
                      11/2/2006
      3,200,000       Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.320%, 11/2/2006                            3,200,000
      5,530,000       Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%,                  5,530,000
                      11/3/2006
     10,140,000       Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),              10,140,000
                      5.370%, 11/3/2006
      8,920,000       Test Associates, (Series 2002), (Fulton Bank LOC), 5.470%, 11/2/2006                                 8,920,000
      1,030,000       TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006                           1,030,000
      2,935,000       TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.400%, 11/2/2006              2,935,000
      4,670,000       Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY               4,670,000
                      LOC), 5.420%, 11/3/2006
     10,000,000   1,2 Union Hamilton Special Purpose Funding LLC, (Series 2005-1 Tranche #1), (Wachovia Corp.             10,000,000
                      GTD), 5.390%, 12/21/2006
     12,360,000       Village of Bartlett, IL, Bartlett Quarry Redevelopment Project (Series 2000), (LaSalle              12,360,000
                      Bank, N.A. LOC), 5.390%, 11/1/2006
      2,015,000       Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 5.400%, 11/2/2006              2,015,000
     10,695,000       WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 11/2/2006                              10,695,000
     87,000,000       Wells Fargo & Co., 5.373%, 11/2/2006                                                                87,000,000
      6,570,000       West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY              6,570,000
                      LOC), 5.420%, 11/3/2006
    136,500,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.290%, 11/16/2006                                             136,500,000
    100,000,000       Westpac Banking Corp. Ltd., Sydney, 5.430%, 1/11/2007                                              100,000,000
     13,805,000       William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY            13,805,000
                      LOC), 5.420%, 11/7/2006
      6,790,000       Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY          6,790,000
                      LOC), 5.420%, 11/1/2006
      4,465,000       WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.370%, 11/2/2006                    4,465,000
      8,110,000       Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ             8,110,000
                      LOC), 5.420%, 11/2/2006
      8,375,000       York County, PA IDA, (Series 2003-B), 5.380%, 11/2/2006                                              8,375,000
     15,300,000       Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.390%, 11/2/2006         15,300,000
                         TOTAL                                                                                         2,207,903,271
                      BROKERAGE--6.0%
     28,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 11/15/2006                                                       28,000,828
    181,500,000       Merrill Lynch & Co., Inc., 5.300% - 5.383%, 11/6/2006 - 11/29/2006                                 181,500,000
     85,500,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 11/13/2006                                                       85,500,000
    279,000,000       Morgan Stanley, 5.342% - 5.450%, 11/1/2006 - 11/27/2006                                            279,000,000
                         TOTAL                                                                                           574,000,828
                      FINANCE - COMMERCIAL--1.5%
     50,000,000       General Electric Capital Corp., 5.280%, 11/30/2006                                                  50,000,000
     97,500,000   1,2 General Electric Capital Corp.,  5.445%, 11/9/2006 - 11/17/2006                                     97,500,000
                         TOTAL                                                                                           147,500,000
                      FINANCE - RETAIL--2.5%
     43,000,000       AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 11/15/2006                        43,000,000
     33,000,000   1,2 Compass Securitization LLC, 5.275%, 11/10/2006                                                      32,998,348
     85,000,000   1,2 Paradigm Funding LLC, 5.283%, 11/1/2006                                                             84,997,182
     80,000,000   1,2 SLM Corp., 5.320%, 11/13/2006                                                                       80,000,000
                         TOTAL                                                                                           240,995,530
                      FINANCE - SECURITIES--3.1%
     54,000,000   1,2 Beta Finance, Inc., 5.330%, 11/15/2006                                                              54,005,018
    193,500,000   1,2 K2 (USA) LLC, (K2 Corp. GTD), 5.320% - 5.337%, 11/1/2006 - 1/25/2007                               193,471,235
     45,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.275%, 11/15/2006                                  44,999,538
                         TOTAL                                                                                           292,475,791
                      INSURANCE--2.8%
     45,000,000       Genworth Life Insurance Co., 5.530%, 11/9/2006                                                      45,000,000
     15,000,000       Hartford Life Insurance Co., 5.659%, 11/1/2006                                                      15,000,000
     65,000,000       MetLife Insurance Co. of Connecticut, 5.454% - 5.488%, 12/2/2006 - 12/28/2006                       65,000,000
     25,000,000       Metropolitan Life Insurance Co., 5.492%, 1/2/2007                                                   25,000,000
     60,000,000       New York Life Insurance Co., 5.480%, 11/1/2006                                                      60,000,000
     35,000,000   1,2 Pacific Life Global Funding, 5.373%, 11/6/2006                                                      35,000,326
     20,000,000       Protective Life Secured Trust 2004-B, 5.453%, 1/16/2007                                             20,007,976
                         TOTAL                                                                                           265,008,302
                      MUNICIPAL--1.0%
     98,000,000       Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 11/15/2006               98,000,000
                         TOTAL NOTES - VARIABLE                                                                        3,825,883,722
                      TIME DEPOSIT--1.0%
                      BANKING--1.0%
     95,000,000       WestLB AG, 5.313%, 11/1/2006                                                                        95,000,000
                      REPURCHASE AGREEMENT--2.1%
    202,372,000       Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which          202,372,000
                      ABN AMRO Bank NV, New York, will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,043,780,179.
                         TOTAL INVESTMENTS --- 99.0%                                                                   9,453,365,916
                         (AT AMORTIZED COST)6
                         OTHER ASSETS AND LIABILITIES --- NET --- 1.0%                                                    94,187,020
                         TOTAL NET ASSETS --- 100%                                                                   $ 9,547,552,936

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $3,082,971,540 which represented 32.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2006, these liquid restricted securities amounted to $2,763,971,540 which represented 29.0% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest-bearing issues.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

SECURITY                                    ACQUISITION DATE    ACQUISITION COST

MONET Trust, (Series 2000-1 Class A-2A),
(Dresdner Bank AG, Frankfurt SWP), 5.434%,
12/28/2006                                  6/1/2005 - 3/28/2006    $184,000,000
MONET Trust, (Series 2000-1 Class A-2B),
(Dresdner Bank AG, Frankfurt SWP), 5.434%,
12/28/2006                                            3/28/2006     $135,000,000




    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

    The following acronyms are used throughout this portfolio:

 GTD  --Guaranteed
 IDA  --Industrial Development Authority
 IDFA --Industrial Development Financial Authority
 LOC  --Letter of Credit
 SWP  --Swap Agreement







TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS--102.3%1,2
                    ALABAMA--4.3%
  $   9,860,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5) Weekly VRDNs (Baldwin     $     9,860,000
                    County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.600%,
                    11/2/2006
      7,000,000 3,4 Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co.,          7,000,000
                    Inc. LIQ), 3.600%, 11/2/2006
        500,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                 500,000
                    INS)/(J.P. Morgan Chase & Co. LIQ), 3.600%, 11/2/2006
      2,000,000     Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St. Martin's In The                   2,000,000
                    Pines)/(Regions Bank, Alabama LOC), 3.590%, 11/2/2006
     12,985,000     Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham           12,985,000
                    LOC), 3.660%, 11/2/2006
      1,929,000     Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs                   1,929,000
                    (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ), 3.610%,
                    11/2/2006
     25,000,000     Jefferson County, AL Sewer System, (Series 2003 B-3 Warrants) Weekly VRDNs (XL Capital                25,000,000
                    Assurance Inc. INS)/(Bank of New York LIQ), 3.580%, 11/2/2006
     52,600,000     Jefferson County, AL Sewer System, (Series 2003B-7 Warrants) Weekly VRDNs (XL Capital                 52,600,000
                    Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.580%, 11/2/2006
      9,175,000 3,4 Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC           9,175,000
                    INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
     45,900,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital                45,900,000
                    Assurance Inc. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.580%, 11/2/2006
     28,800,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital                28,800,000
                    Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.600%, 11/2/2006
     43,700,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-4) Weekly VRDNs (XL Capital                43,700,000
                    Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.580%, 11/2/2006
     45,600,000     Jefferson County, AL Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital                 45,600,000
                    Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.580%, 11/2/2006
        360,000     Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC),            360,000
                    3.670%, 11/3/2006
      6,295,000     Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs            6,295,000
                    (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.570%, 11/2/2006
      6,300,000     Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 3.580%, 11/2/2006                 6,300,000
      2,600,000     Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs             2,600,000
                    (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 3.580%, 11/1/2006
      2,500,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns              2,500,000
                    Cos., Inc. LIQ), 3.630%, 11/1/2006
      9,800,000     Port City Medical Clinic Board of Mobile, AL, (Series 1998B) Weekly VRDNs (Infirmary Health            9,800,000
                    System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.560%,
                    11/2/2006
     17,930,000     Southeast Alabama Gas District, (Series 2003B) Weekly VRDNs (XL Capital Assurance Inc.                17,930,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.680%, 11/2/2006
      2,398,000     Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002) Weekly VRDNs (MBIA Insurance              2,398,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), 3.610%, 11/2/2006
      5,000,000 3,4 University of Alabama Board of Trustees, Hospital Revenue (PA-1412) Weekly VRDNs (University           5,000,000
                    of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.620%, 11/2/2006
      9,915,000 3,4 University of Alabama Board of Trustees, Hospital Revenue (PA-1413) Weekly VRDNs (University           9,915,000
                    of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.620%, 11/2/2006
                       TOTAL                                                                                             348,147,000
                    ALASKA--3.7%
      4,630,000 3,4 Alaska International Airports System, PT-1397 Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,           4,630,000
                    Inc. LIQ), 3.600%, 11/2/2006
      8,585,000 3,4 Alaska State Housing Finance Corp., (PT-2770) Weekly VRDNs (MBIA Insurance Corp.                       8,585,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
     25,800,000 3,4 Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (MBIA Insurance Corp.         25,800,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
     13,800,000     North Slope Borough, AK, (Series B) Bonds (MBIA Insurance Corp. INS), 6/30/2007                       13,472,963
      6,000,000 3,4 Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc.             6,000,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.620%, 11/2/2006
     10,550,000     Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC            10,550,000
                    GTD), 3.640%, 11/1/2006
     37,245,000     Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC           37,245,000
                    GTD), 3.640%, 11/1/2006
    109,475,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC          109,475,000
                    GTD), 3.640%, 11/1/2006
     81,025,000     Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC           81,025,000
                    GTD), 3.640%, 11/1/2006
                       TOTAL                                                                                             296,782,963
                    ARIZONA--1.3%
      1,400,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan            1,400,000
                    Chase Bank, N.A. LOC), 3.750%, 11/2/2006
      5,115,000     Arizona Health Facilities Authority, (Series 2002) Weekly VRDNs (Royal Oaks Life Care                  5,115,000
                    Community)/(LaSalle Bank, N.A. LOC), 3.570%, 11/2/2006
      3,000,000     Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank            3,000,000
                    N.A., New York LOC), 3.610%, 11/2/2006
      5,780,000     Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A.,                   5,780,000
                    Minnesota LOC), 3.570%, 11/2/2006
      3,690,000     Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/                     3,690,000
                    (FNMA LOC), 3.590%, 11/2/2006
     35,000,000 3,4 Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P.          35,000,000
                    Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.620%, 11/3/2006
      3,000,000     McAllister Academic Village, AZ LLC, (Series 2005A) Weekly VRDNs (Arizona State                        3,000,000
                    University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.550%, 11/1/2006
      4,675,000 3,4 Phoenix, AZ Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (FGIC INS)/(Bank of             4,675,000
                    America N.A. LIQ), 3.600%, 11/2/2006
     11,850,000     Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A) Weekly              11,850,000
                    VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.600%, 11/1/2006
      6,750,000     Phoenix, AZ IDA, (Series 2000)  Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.600%,            6,750,000
                    11/1/2006
      2,000,000     Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's                2,000,000
                    Resource Center)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      2,000,000     Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.630%,           2,000,000
                    11/1/2006
      2,500,000     Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La Posada at Park Centre, Inc.)/                     2,500,000
                    (LaSalle Bank, N.A. LOC), 3.570%, 11/2/2006
      5,000,000 3,4 Salt River Project, AZ Agricultural Improvement & Power District, Class A Certificates                 5,000,000
                    (Series 3033) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.630%, 11/2/2006
      2,440,000 3,4 Salt River Project, AZ Agricultural Improvement & Power District, GS Trust (Series 2006-81TP)          2,440,000
                    Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.600%, 11/2/2006
        990,000 3,4 Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 9019) Weekly              990,000
                    VRDNs (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      2,500,000     Tucson, AZ IDA, (Series 1989) Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.480%,             2,500,000
                    11/7/2006
      2,725,000     Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living                2,725,000
                    LLC)/(FNMA LOC), 3.580%, 11/2/2006
      5,000,000     Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA                    5,000,000
                    INS)/(Dexia Credit Local LIQ), 3.560%, 11/2/2006
                       TOTAL                                                                                             105,415,000
                    ARKANSAS--0.3%
     21,555,000     Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail               21,555,000
                    Village)/(U.S. Bank, N.A. LOC), 3.590%, 11/2/2006
                    COLORADO--1.8%
      9,470,000     Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller              9,470,000
                    Theological Seminary)/(Key Bank, N.A. LOC), 3.670%, 11/2/2006
      2,805,000     Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental                     2,805,000
                    Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.750%, 11/2/2006
        700,000     Denver (City & County), CO, 3.65% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC),                   700,000
                    Optional Tender 12/15/2006
    100,000,000 3,4 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J)              100,000,000
                    Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/1/2006
      7,215,000 3,4 Denver, CO City & County Airport Authority, (PT-1324) Weekly VRDNs (XL Capital Assurance Inc.          7,215,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
      5,000,000 3,4 E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance            5,000,000
                    Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.630%, 11/2/2006
      2,800,000     Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A.              2,800,000
                    LOC), 3.590%, 11/2/2006
      7,495,000 3,4 Park Creek Metropolitan District, CO, (PT-1871) Weekly VRDNs (Merrill Lynch & Co., Inc.                7,495,000
                    LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.640%, 11/2/2006
      6,600,000     Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC),                6,600,000
                    3.600%, 11/1/2006
                       TOTAL                                                                                             142,085,000
                    CONNECTICUT--0.1%
        390,000     Connecticut State HFA, (Series 2002 D-2) Weekly VRDNs (AMBAC INS)/(FHLB of Boston LIQ),                  390,000
                    3.550%, 11/2/2006
      7,000,000 3,4 Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of                 7,000,000
                    America N.A. LIQ), 3.590%, 11/2/2006
      2,300,000     Connecticut State Transportation Infrastructure Authority, (2000 Series 1) Weekly VRDNs (FGIC          2,300,000
                    INS)/(Dexia Credit Local LIQ), 3.580%, 11/1/2006
                       TOTAL                                                                                               9,690,000
                    DELAWARE--0.3%
     11,050,000     Delaware EDA, (Series 1985B) Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(J.P.          11,050,000
                    Morgan Chase Bank, N.A. LOC), 3.590%, 11/1/2006
     13,250,000     Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at               13,250,000
                    Lewes)/(Citizens Bank of Pennsylvania LOC), 3.640%, 11/2/2006
                       TOTAL                                                                                              24,300,000
                    DISTRICT OF COLUMBIA--0.8%
      3,560,000     District of Columbia, (Series 1999) Weekly VRDNs (Association of American Medical                      3,560,000
                    Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.700%, 11/2/2006
      5,280,000     District of Columbia, (Series 1999) Weekly VRDNs (Young Men's Christian Association of                 5,280,000
                    Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%,
                    11/3/2006
      4,500,000     District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/                    4,500,000
                    (SunTrust Bank LOC), 3.570%, 11/1/2006
     11,410,000     District of Columbia, (Series 2001C) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc.          11,410,000
                    LIQ), 3.600%, 11/1/2006
      1,820,000     District of Columbia, (Series 2001D) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc.           1,820,000
                    LIQ), 3.600%, 11/1/2006
      1,700,000     District of Columbia, (Series 2006) Weekly VRDNs (Washington Center for Internships &                  1,700,000
                    Academic Seminars)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.590%, 11/2/2006
      6,680,000 3,4 District of Columbia, Ball Park Revenue PUTTERs (Series 1325) Weekly VRDNs (FGIC INS)/(J.P.            6,680,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     18,950,000 3,4 District of Columbia, Ballpark Revenue PUTTERS (Series 1468) Weekly VRDNs (FGIC INS)/(J.P.            18,950,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      8,400,000 3,4 District of Columbia, Ballpark Revenue RBC Floater Certificates (Series I-5) Weekly VRDNs              8,400,000
                    (FGIC INS)/(Royal Bank of Canada, Montreal LIQ), 3.600%, 11/2/2006
      3,575,000     District of Columbia, Revenue Bonds (Series 1997B) Weekly VRDNs (Association of American               3,575,000
                    Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 11/2/2006
                       TOTAL                                                                                              65,875,000
                    FLORIDA--5.4%
      4,830,000     Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching            4,830,000
                    Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 3.640%, 11/1/2006
      5,600,000     Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank           5,600,000
                    USA LOC), 3.570%, 11/1/2006
     16,000,000     Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 3.650%, 11/1/2006         16,000,000
      5,095,000     Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London              5,095,000
                    LIQ), 3.550%, 11/1/2006
      5,365,000     Davie, FL, (Series 2003) Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank          5,365,000
                    of America N.A. LOC), 3.570%, 11/2/2006
      5,250,000 3,4 Escambia County, FL Utilities Authority, (PT-2003) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            5,250,000
                    Co., Inc. LIQ), 3.600%, 11/2/2006
      7,130,000     Eustis Health Facilities Authority, FL, (Series 1992) Weekly VRDNs (Florida Hospital/                  7,130,000
                    Waterman, Inc.)/(SunTrust Bank LOC), 3.590%, 11/2/2006
      6,600,000     Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co.,                 6,600,000
                    Chicago, IL LOC), 3.610%, 11/1/2006
      8,200,000     Florida HFA, (1985 Series YY) Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC),               8,200,000
                    3.590%, 11/2/2006
      9,400,000     Florida Higher Educational Facilities Financing Authority, (Series 2005) Weekly VRDNs                  9,400,000
                    (Flagler College, Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      8,600,000 3,4 Florida State Board of Education Capital Outlay, (Series 2000 SGA-102) Daily VRDNs (Florida            8,600,000
                    State)/(Societe Generale, Paris LIQ), 3.620%, 11/1/2006
     16,990,000 3,4 Florida State Board of Education Lottery, ROCs (Series 542) Weekly VRDNs (AMBAC                       16,990,000
                    INS)/(Citibank N.A., New York LIQ), 3.600%, 11/2/2006
      7,000,000 3,4 Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722)           7,000,000
                    Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
     35,490,000 3,4 Florida State, MERLOTS (Series 2005-A22), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional               35,490,000
                    Tender 11/15/2006
        295,000     Gulf Breeze, FL, (Series 1985E) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.570%,                295,000
                    11/2/2006
      3,000,000     Highlands County, FL Health Facilities Authority, (Series 1996A) Weekly VRDNs (Adventist               3,000,000
                    Health System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.570%,
                    11/2/2006
      8,500,000     Highlands County, FL Health Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist               8,500,000
                    Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.580%, 11/2/2006
     14,515,000     Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist            14,515,000
                    Health System/ Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.580%, 11/2/2006
      2,000,000     Highlands County, FL Health Facilities Authority, Adventist Health System/Sunbelt A/R Program          2,000,000
                    (Series 2004 AR-2) Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.570%,
                    11/2/2006
      4,725,000 3,4 Highlands County, FL Health Facilities Authority, ROCs (Series 577CE) Weekly VRDNs (Adventist          4,725,000
                    Health System/ Sunbelt Obligated Group)/(Citibank N.A., New York LIQ)/(Citibank NA, New York
                    LOC), 3.600%, 11/2/2006
      8,000,000     Hillsborough County, FL IDA, (Series 2006) Weekly VRDNs (Carrollwood Day School)/(Wells Fargo          8,000,000
                    Bank, N.A. LOC), 3.570%, 11/2/2006
      6,350,000     JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of                6,350,000
                    America N.A. LIQ), 3.650%, 11/1/2006
      4,785,000     Jacksonville, FL EDC, (Series 2003) Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of              4,785,000
                    America N.A. LOC), 3.570%, 11/2/2006
      5,960,000     Jacksonville, FL EDC, (Series 2003A) Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis           5,960,000
                    Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.600%, 11/2/2006
     35,455,000     Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist Health System, Inc.)/(SunTrust             35,455,000
                    Bank LOC), 3.640%, 11/1/2006
      4,630,000     Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.570%,            4,630,000
                    11/2/2006
      2,145,000     Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the            2,145,000
                    Treasure Coast, FL)/(SunTrust Bank LOC), 3.570%, 11/1/2006
     11,400,000     Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.690%,                11,400,000
                    11/1/2006
      7,410,000     Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and               7,410,000
                    Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      9,715,000 3,4 Miami-Dade County, FL Solid Waste System, (PT-2701) Weekly VRDNs (MBIA Insurance Corp.                 9,715,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
     67,495,000     Miami-Dade County, FL Water & Sewer Authority, (Series 2005) Weekly VRDNs (FSA INS)/(J.P.             67,495,000
                    Morgan Chase Bank, N.A. LIQ), 3.560%, 11/2/2006
      5,000,000     Orange County, FL Educational Facilities Authority, (Series 2001) Daily VRDNs (Rollins                 5,000,000
                    College)/(Bank of America N.A. LOC), 3.640%, 11/1/2006
      5,000,000     Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers,                     5,000,000
                    Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      7,500,000     Orange County, FL, Health Facilities Authority, (Series 2006A) Weekly VRDNs (Presbyterian              7,500,000
                    Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.620%,
                    11/2/2006
      5,000,000     Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art,                   5,000,000
                    Inc.)/(Bank of America N.A. LOC), 3.630%, 11/1/2006
      5,000,000     Palm Beach County, FL, (Series 2001) Weekly VRDNs (Hospice of Palm Beach County,                       5,000,000
                    Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.580%, 11/2/2006
      4,405,000     Palm Beach County, FL, (Series 2003) Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of             4,405,000
                    America N.A. LOC), 3.570%, 11/2/2006
      8,900,000     Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A.              8,900,000
                    LOC), 3.590%, 11/2/2006
      6,410,000     Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New           6,410,000
                    York LOC), 3.610%, 11/2/2006
      6,250,000     Pasco County, FL School Board Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ),             6,250,000
                    3.560%, 11/2/2006
      2,500,000     Pinellas County, FL Health Facility Authority, (Series 1987) Weekly VRDNs (St. Mark Village            2,500,000
                    Project)/(Bank of America N.A. LOC), 3.630%, 11/2/2006
     14,100,000     Sarasota County, FL Health Facilities Authority, (Series 2005A) Weekly VRDNs (Sarasota-               14,100,000
                    Manatee Jewish Housing Council, Inc.)/(Bank of America N.A. LOC), 3.580%, 11/2/2006
      7,975,000     St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.660%,              7,975,000
                    11/1/2006
      2,495,000 3,4 Tampa Bay, FL Water Utility System, (PA-576) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,             2,495,000
                    Inc. LIQ), 3.600%, 11/2/2006
     16,200,000 3,4 Tampa, FL Sports Authority, SGA (Series 1997-61) Daily VRDNs (MBIA Insurance Corp.                    16,200,000
                    INS)/(Societe Generale, Paris LIQ), 3.620%, 11/1/2006
      5,900,000     Washington County, FL, Sales Tax Revenue Bonds (Series 2003A) Weekly VRDNs (SunTrust Bank              5,900,000
                    LOC), 3.580%, 11/2/2006
                       TOTAL                                                                                             440,565,000
                    GEORGIA--1.8%
      2,795,000     Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation,                  2,795,000
                    Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      5,000,000     Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.),             5,000,000
                    3.610%, 11/1/2006
      4,940,000     Burke County, GA Development Authority, PCRBs (Series 1993A: Vogtle) Weekly VRDNs (Oglethorpe          4,940,000
                    Power Corp.)/(FGIC INS)/(Bayerische Landesbank (GTD) LIQ), 3.580%, 11/1/2006
      7,675,000     Cobb County, GA IDA, (Series 1997) Weekly VRDNs (Wyndham Gardens)/(ABN AMRO Bank NV,                   7,675,000
                    Amsterdam LOC), 3.610%, 11/2/2006
      1,900,000     Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc.,               1,900,000
                    GA)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      5,000,000     De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's               5,000,000
                    Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      1,175,000     DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers,               1,175,000
                    Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
     10,660,000 3,4 DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA                   10,660,000
                    INS)/(U.S. Bank, N.A. LIQ), 3.590%, 11/2/2006
      6,900,000     Floyd County, GA Development Authority, (Series 2002) Weekly VRDNs (Darlington                         6,900,000
                    School)/(SunTrust Bank LOC), 3.610%, 11/2/2006
      1,280,000     Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of               1,280,000
                    Medicine)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      3,000,000     Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A.            3,000,000
                    LIQ), 3.580%, 11/2/2006
        500,000     Georgia State Municipal Gas Authority, (Series A) Weekly VRDNs (Bayerische Landesbank (GTD),             500,000
                    J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A.
                    LOCs), 3.630%, 11/1/2006
      2,000,000     Georgia State Municipal Gas Authority, (Series A) Weekly VRDNs (Bayerische Landesbank (GTD),           2,000,000
                    J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A.
                    LOCs), 3.630%, 11/1/2006
     10,250,000     Georgia State Municipal Gas Authority, (Series B)  Weekly VRDNs (Bayerische Landesbank (GTD),         10,250,000
                    Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.630%,
                    11/1/2006
     27,000,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A.,                 27,000,000
                    Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs),
                    3.630%, 11/1/2006
      1,600,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A.,                  1,600,000
                    Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD)
                    and Wachovia Bank N.A. LOCs), 3.630%, 11/1/2006
     22,000,000 3,4 Georgia State, Floater Certificates (Series 2011-647) Weekly VRDNs (Morgan Stanley LIQ),              22,000,000
                    3.600%, 11/2/2006
     17,250,000 3,4 Georgia State, PUTTERS (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.600%,               17,250,000
                    11/2/2006
      9,000,000     Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior            9,000,000
                    Health, Inc.)/(SunTrust Bank LOC), 3.640%, 11/1/2006
      4,265,000     Medical Center Hospital Authority, GA, (Series 2004) Weekly VRDNs (Spring Harbor at Green              4,265,000
                    Island)/(Bank of Scotland, Edinburgh LOC), 3.570%, 11/2/2006
      2,960,000 3,4 Rockdale County, GA Water & Sewer, (PUTTERs Series 1342) Weekly VRDNs (FSA INS)/(J.P. Morgan           2,960,000
                    Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             147,150,000
                    HAWAII--1.2%
      7,995,000 3,4 Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G) Weekly VRDNs (Hawaii            7,995,000
                    Pacific Health)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.620%,
                    11/2/2006
     14,960,000 3,4 Hawaii State Department of Budget & Finance, PUTTERs (Series 834) Weekly VRDNs (Hawaii                14,960,000
                    Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.620%,
                    11/2/2006
     58,325,000 3,4 Hawaii State Department of Budget & Finance, PUTTERs (Series 835) Weekly VRDNs (Hawaii                58,325,000
                    Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.620%,
                    11/2/2006
      9,980,000 3,4 Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.600%,                 9,980,000
                    11/2/2006
      4,455,000 3,4 Honolulu, HI City & County, ROCs (Series 4043) Weekly VRDNs (MBIA Insurance Corp.                      4,455,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                              95,715,000
                    ILLINOIS--10.1%
     14,705,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-13) Weekly VRDNs               14,705,000
                    (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.610%, 11/2/2006
     14,285,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31) Weekly VRDNs               14,285,000
                    (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.590%, 11/2/2006
      4,320,000     Channahon, IL, (Series 2003A) Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.590%,            4,320,000
                    11/2/2006
      5,785,000     Channahon, IL, (Series 2003C) Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.590%,            5,785,000
                    11/2/2006
      6,210,000     Channahon, IL, (Series 2003D) Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.590%,            6,210,000
                    11/2/2006
      6,170,000 3,4 Chicago, IL Board of Education, MERLOTS (Series 2001-A64), 3.35% TOBs (FGIC INS)/(Wachovia             6,170,000
                    Bank N.A. LIQ), Optional Tender 11/9/2006
     13,350,000     Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs (FSA INS)/(DePfa Bank PLC LIQ),          13,350,000
                    3.640%, 11/1/2006
      5,740,000     Chicago, IL Board of Education, (Series 2004C-2) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ),          5,740,000
                    3.560%, 11/2/2006
     25,720,000     Chicago, IL Board of Education, (Series 2005D-2) Daily VRDNs (CDC IXIS Financial Guaranty NA          25,720,000
                    INS)/(DePfa Bank PLC LIQ), 3.650%, 11/1/2006
      6,195,000 3,4 Chicago, IL Board of Education, MERLOTS (Series 2001 A47) Weekly VRDNs (FGIC INS)/(Bank of             6,195,000
                    New York LIQ), 3.600%, 11/1/2006
     15,625,000 3,4 Chicago, IL Board of Education, MERLOTS (Series 1997E) Weekly VRDNs (AMBAC INS)/(Wachovia             15,625,000
                    Bank N.A. LIQ), 3.600%, 11/1/2006
     20,000,000 3,4 Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB) Weekly VRDNs (MBIA         20,000,000
                    Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.660%, 11/2/2006
     10,000,000 3,4 Chicago, IL Housing Authority Capital Program, Roaring Forks (Series 2006-17) Weekly VRDNs            10,000,000
                    (FSA INS)/(Bank of New York LIQ), 3.630%, 11/2/2006
     12,000,000 3,4 Chicago, IL Metropolitan Water Reclamation District, GS Trust (Series 2006-59) Weekly VRDNs           12,000,000
                    (Goldman Sachs Group, Inc. LIQ), 3.600%, 11/2/2006
      6,000,000     Chicago, IL O'Hare International Airport, (Series 2005D) Weekly VRDNs (CDC IXIS Financial              6,000,000
                    Guaranty N.A. INS)/(Dexia Credit Local LIQ), 3.560%, 11/1/2006
     22,500,000 3,4 Chicago, IL O'Hare International Airport, Class A Certificates (Series 7016) Weekly VRDNs             22,500,000
                    (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.590%, 11/2/2006
     20,575,000 3,4 Chicago, IL O'Hare International Airport, ROCs (Series 6059) Weekly VRDNs (AMBAC                      20,575,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      5,275,000 3,4 Chicago, IL Public Building Commission, ROCs (Series 3000) Weekly VRDNs (Chicago, IL Transit           5,275,000
                    Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      6,835,000 3,4 Chicago, IL, (PT-3112) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%,                 6,835,000
                    11/2/2006
      9,500,000     Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank,           9,500,000
                    Cincinnati LOC), 3.580%, 11/2/2006
      7,815,000 3,4 Chicago, IL, MERLOTS (Series 2002 A-44) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),              7,815,000
                    3.600%, 11/1/2006
     20,000,000 3,4 Chicago, IL, MERLOTS (Series 1997 V) Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC                   20,000,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      4,640,000 3,4 Chicago, IL, MERLOTS (Series 2000 WWW) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ),                4,640,000
                    3.600%, 11/1/2006
      6,680,000 3,4 Chicago, IL, MERLOTS (Series 2001 A33), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ),               6,680,000
                    Optional Tender 11/9/2006
     12,485,000 3,4 Chicago, IL, PUTTERs (Series 1277) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ),         12,485,000
                    3.600%, 11/2/2006
     24,995,000 3,4 Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of               24,995,000
                    America N.A. LIQ), 3.660%, 11/2/2006
     28,600,000     Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ),               28,600,000
                    3.570%, 11/1/2006
      4,000,000     Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC),           4,000,000
                    3.580%, 11/1/2006
     21,900,000     Cook County, IL, Capital Improvement Bonds (Series 2004E) Weekly VRDNs (DePfa Bank PLC LIQ),          21,900,000
                    3.540%, 11/2/2006
      1,685,000     Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third          1,685,000
                    Bank, Cincinnati LOC), 3.610%, 11/2/2006
      2,790,000 3,4 DuPage & Cook Counties, IL Community United School District No. 205, ROCs (Series 1073)                2,790,000
                    Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
     11,905,000     Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S.             11,905,000
                    Bank, N.A. LOC), 3.750%, 11/2/2006
      3,900,000     Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.590%,             3,900,000
                    11/2/2006
      2,715,000     Hazel Crest, IL Retirement Center, (Series 1992A) Weekly VRDNs (Waterford Estates)/(DePfa              2,715,000
                    Bank PLC LOC), 3.610%, 11/3/2006
      6,875,000     Hazel Crest, IL Retirement Center, (Series 1992A) Weekly VRDNs (Waterford Estates)/(DePfa              6,875,000
                    Bank PLC LOC), 3.610%, 11/3/2006
      6,470,000     Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan            6,470,000
                    Chase Bank, N.A. LOC), 3.590%, 11/2/2006
      2,400,000     Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural                      2,400,000
                    History)/(J.P. Morgan Chase Bank, N.A. LOC), 3.750%, 11/2/2006
      4,000,000     Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (St. Ignatius College           4,000,000
                    Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.580%, 11/1/2006
      1,620,000     Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley                1,620,000
                    Community Services, Inc.)/(Harris, N.A. LOC), 3.750%, 11/2/2006
     21,700,000     Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank,         21,700,000
                    N.A. LOC), 3.660%, 11/1/2006
      2,500,000     Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College               2,500,000
                    Prep.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.580%, 11/1/2006
      1,000,000     Illinois Development Finance Authority, (Series A) Weekly VRDNs (McCormick Theological                 1,000,000
                    Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.580%, 11/1/2006
     28,020,000     Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated          28,020,000
                    Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/1/2006
     13,000,000     Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch                     13,000,000
                    University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.600%, 11/1/2006
     60,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Weekly VRDNs (OSF Health           60,000,000
                    Care Systems)/(Bank of America N.A. LOC), 3.600%, 11/1/2006
      4,500,000     Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F)           4,500,000
                    Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.600%, 11/1/2006
     10,420,000 3,4 Illinois State Toll Highway Authority, (PT-3477) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,         10,420,000
                    Inc. LIQ), 3.600%, 11/2/2006
     27,560,000 3,4 Illinois State Toll Highway Authority, (PT-3479) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,         27,560,000
                    Inc. LIQ), 3.600%, 11/2/2006
      5,100,000     Illinois State Toll Highway Authority, (Series 1993B) Weekly VRDNs (MBIA Insurance Corp.               5,100,000
                    INS)/(Societe Generale, Paris LIQ), 3.550%, 11/1/2006
     11,165,000 3,4 Illinois State Toll Highway Authority, PUTTERs (Series 1354) Weekly VRDNs (FSA INS)/(J.P.             11,165,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     22,000,000 3,4 Illinois State Toll Highway Authority, PUTTERs (Series 1355) Weekly VRDNs (FSA INS)/(J.P.             22,000,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     83,400,000     Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.540%, 11/1/2006                                   83,400,000
     11,915,000     Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA         11,915,000
                    LOC), 3.590%, 11/2/2006
      6,295,000 3,4 Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2006-28Z) Weekly VRDNs                  6,295,000
                    (McCormick Place)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.630%,
                    11/2/2006
      8,245,000 3,4 Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV) Weekly VRDNs                    8,245,000
                    (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      4,900,000 3,4 Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 1508) Weekly VRDNs (MBIA                 4,900,000
                    Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.620%, 11/2/2006
      2,660,000 3,4 Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269) Weekly VRDNs (MBIA                  2,660,000
                    Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      9,805,000 3,4 Regional Transportation Authority, IL, (Series 2001-A73) Weekly VRDNs (MBIA Insurance Corp.            9,805,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
     11,700,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), 3.35% TOBs (MBIA Insurance          11,700,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     10,765,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2002-A23) Weekly VRDNs (MBIA Insurance         10,765,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,890,000 3,4 Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance          9,890,000
                    Corp. INS)/(Bank of New York LIQ), 3.600%, 11/1/2006
      3,755,000 3,4 Regional Transportation Authority, IL, MERLOTS Series 2001-A86 Weekly VRDNs (FGIC                      3,755,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
     30,065,000 3,4 Springfield, IL, Electric Revenue PUTTERS (Series 1484) Weekly VRDNs (MBIA Insurance Corp.            30,065,000
                    INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      6,240,000 3,4 University of Illinois, MERLOTS (Series 2001-A88), 3.35% TOBs (AMBAC INS)/(Wachovia Bank N.A.          6,240,000
                    LIQ), Optional Tender 11/9/2006
                       TOTAL                                                                                             812,865,000
                    INDIANA--3.1%
     18,615,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7) Weekly VRDNs                   18,615,000
                    (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO
                    Bank NV, Amsterdam LIQ), 3.600%, 11/2/2006
      4,035,000     Anderson, IN, (Series 2000) Weekly VRDNs (United Faith Housing Corp.)/(National City Bank,             4,035,000
                    Ohio LOC), 3.710%, 11/2/2006
      8,440,000 3,4 Brownsburg, IN School Building Corp., (PT-2650) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,           8,440,000
                    Inc. LIQ), 3.600%, 11/2/2006
      9,785,000     Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC),               9,785,000
                    3.610%, 11/2/2006
      7,665,000     Franklin, IN, (Series 1999) Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third           7,665,000
                    Bank, Cincinnati LOC), 3.640%, 11/2/2006
     12,105,000 3,4 Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.35% TOBs (Indiana State Revolving Fund             12,105,000
                    Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
      8,445,000     Indiana Development Finance Authority, (Series 2003) Weekly VRDNs (Heritage Christian                  8,445,000
                    Schools, Inc.)/(Key Bank, N.A. LOC), 3.600%, 11/1/2006
      7,125,000 3,4 Indiana Health & Educational Facility Financing Authority, (PA-1405) Weekly VRDNs (Clarian             7,125,000
                    Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.620%, 11/2/2006
      7,125,000 3,4 Indiana Health & Educational Facility Financing Authority, (PA-1408) Weekly VRDNs (Clarian             7,125,000
                    Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                    3.610%, 11/2/2006
        105,000     Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs                   105,000
                    (Parkview Health System Obligated Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ),
                    3.560%, 11/1/2006
      6,000,000     Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian          6,000,000
                    College, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.580%, 11/2/2006
        470,000     Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation                      470,000
                    Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 11/2/2006
      2,415,000     Indiana Health Facility Financing Authority, (Series 2001B) Weekly VRDNs (Bethesda Living              2,415,000
                    Center)/(LaSalle Bank, N.A. LOC), 3.580%, 11/2/2006
      7,815,000     Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Dunn Memorial                 7,815,000
                    Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.640%, 11/2/2006
     12,770,000     Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Major Hospital Board         12,770,000
                    of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 11/2/2006
      7,900,000     Indiana Health Facility Financing Authority, (Series 2004) Weekly VRDNs (Riverview                     7,900,000
                    Hospital)/(National City Bank, Indiana LOC), 3.590%, 11/2/2006
      5,230,000 3,4 Indiana Transportation Finance Authority, ROCs (Series 2045) Weekly VRDNs (FSA                         5,230,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
     24,920,000     Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3) Weekly VRDNs                    24,920,000
                    (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ),
                    3.580%, 11/2/2006
     36,470,000 3,4 Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193)           36,470,000
                    Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.570%, 11/1/2006
      7,220,000     Indianapolis, IN, (Series 2000, Marquette Manor Project) Weekly VRDNs (Retirement Living,              7,220,000
                    Inc.)/(Allied Irish Banks PLC LOC), 3.660%, 11/2/2006
      2,385,000     Indianapolis, IN, EDRB (Series 2001) Weekly VRDNs (Indianapolis Electrical Joint                       2,385,000
                    Apprenticeship and Training Committee)/(National City Bank, Ohio LOC), 3.650%, 11/2/2006
      8,000,000     Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth            8,000,000
                    Third Bank, Cincinnati LOC), 3.610%, 11/2/2006
      1,680,000     Linton, IN, (Series 1999) Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank,               1,680,000
                    Cincinnati LOC), 3.740%, 11/2/2006
      1,865,000     St. Joseph County, IN, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key          1,865,000
                    Bank, N.A. LOC), 3.640%, 11/1/2006
     24,200,000     Tipton, IN, (Series 2006A) Weekly VRDNs (Tipton County Memorial Hospital)/(Fifth Third Bank,          24,200,000
                    Cincinnati LOC), 3.580%, 11/2/2006
      4,000,000     Vigo County, IN EDA, (Series 2001) Weekly VRDNs (Sisters of Providence of Saint Mary's of the          4,000,000
                    Woods)/(Allied Irish Banks PLC LOC), 3.640%, 11/2/2006
      6,580,000 3,4 Warren Township MSD, IN, MERLOTS (Series 2001 A-52) Weekly VRDNs (FGIC INS)/(Bank of New York          6,580,000
                    LIQ), 3.600%, 11/1/2006
      7,100,000     Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth           7,100,000
                    Third Bank, Cincinnati LOC), 3.630%, 11/2/2006
                       TOTAL                                                                                             250,465,000
                    KANSAS--0.1%
     10,195,000     Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View         10,195,000
                    Apartments)/(FHLMC LOC), 3.600%, 11/2/2006
                    KENTUCKY--0.7%
      9,500,000     Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Fifth Third            9,500,000
                    Bank, Cincinnati LOC), 3.590%, 11/2/2006
      8,200,000     Jefferson County, KY MFH, (Series 2002: Camden Meadows Apartments) Weekly VRDNs (Camden                8,200,000
                    Operating, LP)/(FNMA LOC), 3.580%, 11/2/2006
      7,500,000     Jefferson County, KY, (Series 1997) Weekly VRDNs (Kosmos Cement Co. Partnership)/                      7,500,000
                    (Wachovia Bank N.A. LOC), 3.570%, 11/2/2006
     11,060,000     Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of                            11,060,000
                    Louisville)/(Regions Bank, Alabama LOC), 3.570%, 11/2/2006
     11,245,000     Kentucky EDFA, (Series 1999B) Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp.          11,245,000
                    INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/1/2006
     10,460,000 3,4 Louisville & Jefferson County, KY Metropolitan Government, ROCs (Series 651CE) Weekly VRDNs           10,460,000
                    (Norton Healthcare, Inc.)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC),
                    3.600%, 11/2/2006
                       TOTAL                                                                                              57,965,000
                    LOUISIANA--1.1%
     12,490,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17) Weekly VRDNs               12,490,000
                    (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.600%,
                    11/2/2006
     22,000,000 3,4 Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522) Weekly VRDNs (J.P.         22,000,000
                    Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.620%, 11/2/2006
      8,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           8,000,000
                    2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.620%,
                    11/1/2006
      4,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           4,000,000
                    2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC),
                    3.620%, 11/1/2006
      3,350,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           3,350,000
                    2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.620%,
                    11/1/2006
      4,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           4,000,000
                    2004A) Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.640%,
                    11/2/2006
      5,125,000 3,4 Louisiana State Gas & Fuels, PUTTERs (Series 1347T) Weekly VRDNs (FGIC INS)/(J.P. Morgan               5,125,000
                    Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     12,300,000     Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/                   12,300,000
                    (SunTrust Bank LOC), 3.640%, 11/1/2006
      8,000,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds Weekly VRDNs (Loop                8,000,000
                    LLC)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      6,275,000 3,4 Louisiana State, (MT-190) Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-                  6,275,000
                    Thueringen LIQ), 3.600%, 11/2/2006
      5,600,000 3,4 Louisiana State, MERLOTS (Series 2006-C4) Weekly VRDNs (FSA INS)/(Bank of New York LIQ),               5,600,000
                    3.600%, 11/1/2006
                       TOTAL                                                                                              91,140,000
                    MAINE--0.1%
      5,000,000     Lewiston, ME, 4.75% BANs, 7/6/2007                                                                     5,030,960
                    MARYLAND--3.0%
     19,400,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 3.80% TOBs                 19,400,000
                    (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/18/2007
      6,220,000     Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co.,           6,220,000
                    Buffalo, NY LOC), 3.610%, 11/3/2006
      2,990,000     Baltimore County, MD, (Series 1999) Weekly VRDNs (Calvert Hall College)/(Manufacturers &               2,990,000
                    Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/3/2006
      6,450,000     Baltimore County, MD, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.550%,          6,450,000
                    11/2/2006
      2,440,000     Calvert County, MD EDA, (Series 2001) Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V.              2,440,000
                    LOC), 3.590%, 11/2/2006
      6,790,000     Carroll County, MD, (Series 1999B) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian           6,790,000
                    Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.590%, 11/2/2006
      9,000,000     Frederick County, MD, (1997 Issue) Weekly VRDNs (Homewood at Frederick MD, Inc.                        9,000,000
                    Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 11/7/2006
      4,765,000     Howard County, MD, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest                                 4,765,000
                    Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 11/7/2006
      1,650,000     Howard County, MD, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers          1,650,000
                    & Traders Trust Co., Buffalo, NY LOC), 3.660%, 11/3/2006
     58,000,000     Maryland Community Development Administration - Residential Revenue, (2006 Series C), 3.375%          58,000,000
                    BANs, 3/7/2007
     17,000,000     Maryland Community Development Administration - Residential Revenue, 2006 (Series M), 3.67%           17,000,000
                    BANs, 9/12/2007
      3,000,000     Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust            3,000,000
                    Bank LOC), 3.560%, 11/1/2006
      3,720,000     Maryland State Economic Development Corp., (1997 Issue) Weekly VRDNs (Jenkins Memorial                 3,720,000
                    Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%,
                    11/7/2006
      5,200,000     Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central                 5,200,000
                    Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.590%, 11/2/2006
      4,300,000     Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly               4,300,000
                    VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      1,890,000     Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (eMerge,                        1,890,000
                    Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.590%, 11/3/2006
      2,185,000     Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge,                        2,185,000
                    Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.590%, 11/3/2006
      5,325,000     Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish             5,325,000
                    Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      1,675,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol                  1,675,000
                    College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/7/2006
      7,800,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs            7,800,000
                    (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%,
                    11/1/2006
        350,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1998) Weekly VRDNs              350,000
                    (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.610%,
                    11/7/2006
      5,130,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs            5,130,000
                    (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/3/2006
      4,800,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs            4,800,000
                    (Landon School)/(SunTrust Bank LOC), 3.560%, 11/1/2006
      8,665,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs           8,665,000
                    (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%,
                    11/3/2006
      6,640,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2004) Weekly VRDNs            6,640,000
                    (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.580%, 11/2/2006
      7,945,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs            7,945,000
                    (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                    3.620%, 11/1/2006
      3,700,000     Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College,                      3,700,000
                    Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.590%, 11/2/2006
      8,675,000     Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers &               8,675,000
                    Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/3/2006
      8,140,000     Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research,                 8,140,000
                    Inc.)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
        882,000     Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs               882,000
                    (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%,
                    11/7/2006
      2,235,000     Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd.                          2,235,000
                    Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 11/7/2006
      3,170,000     Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers &          3,170,000
                    Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/3/2006
      7,300,000     Washington Suburban Sanitation District, MD, (Series 2003A) Weekly VRDNs (Landesbank Hessen-           7,300,000
                    Thueringen (GTD) LIQ), 3.600%, 11/1/2006
                       TOTAL                                                                                             237,432,000
                    MASSACHUSETTS--1.5%
      3,193,225 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2) Weekly VRDNs            3,193,225
                    (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ),
                    3.640%, 11/2/2006
     10,866,000 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.75% TOBs            10,866,000
                    (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust
                    Co. LIQ), Optional Tender 2/1/2007
      6,100,000     Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of           6,100,000
                    2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.630%, 11/1/2006
     12,625,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit             12,625,000
                    Local LIQ), 3.630%, 11/1/2006
      8,750,000     Massachusetts HEFA, (Series 2003) Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and          8,750,000
                    State Street Bank and Trust Co. LOCs), 3.560%, 11/2/2006
     11,770,000     Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.           11,770,000
                    LOC), 3.580%, 11/1/2006
      4,300,000     Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Bank of America             4,300,000
                    N.A. LIQ), 3.550%, 11/1/2006
     20,000,000     Massachusetts HEFA, (Series EE), 3.60% CP (Harvard University), Mandatory Tender 1/17/2007            20,000,000
      2,450,000 3,4 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly          2,450,000
                    VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.590%, 11/2/2006
     18,985,000     Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon                    18,985,000
                    College)/(Citizens Bank of Massachusetts LOC), 3.600%, 11/2/2006
      1,627,500 3,4 Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC           1,627,500
                    INS)/(Morgan Stanley LIQ), 3.590%, 11/2/2006
     23,250,000 3,4 Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs           23,250,000
                    (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.570%, 11/1/2006
                       TOTAL                                                                                             123,916,725
                    MICHIGAN--3.7%
     10,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), 3.80% TOBs                  10,000,000
                    (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                    1/18/2007
      2,665,000 3,4 Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (Michigan State                 2,665,000
                    GTD)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      4,815,000 3,4 Detroit, MI City School District, (PT-1844) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,              4,815,000
                    Inc. LIQ), 3.600%, 11/2/2006
     14,380,000 3,4 Detroit, MI City School District, MERLOTS (Series 2000 A8), 3.35% TOBs (FGIC INS)/(Wachovia           14,380,000
                    Bank N.A. LIQ), Optional Tender 11/9/2006
      1,490,000 3,4 Detroit, MI City School District, ROCs (Series 4004) Weekly VRDNs (FGIC INS)/(Citigroup, Inc.          1,490,000
                    LIQ), 3.600%, 11/2/2006
     24,195,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs           24,195,000
                    (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
      3,620,000 3,4 Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA               3,620,000
                    INS)/(Bank of America N.A. LIQ), 3.640%, 11/2/2006
     14,125,000 3,4 Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I) Weekly VRDNs (FGIC INS)/(Wachovia         14,125,000
                    Bank N.A. LIQ), 3.600%, 11/1/2006
      4,260,000 3,4 Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G) Weekly VRDNs (FGIC            4,260,000
                    INS)/(Bank of America N.A. LIQ), 3.640%, 11/2/2006
     17,000,000 3,4 Detroit, MI Water Supply System, GS Trust (Series 2006-61) Weekly VRDNs (FSA INS)/                    17,000,000
                    (Goldman Sachs Group, Inc. LIQ), 3.600%, 11/2/2006
     10,000,000 3,4 Detroit, MI Water Supply System, MERLOTS (Series 2000 D) Weekly VRDNs (FGIC INS)/                     10,000,000
                    (Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      8,360,000 3,4 Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs              8,360,000
                    (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.640%, 11/1/2006
     10,245,000     Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home                 10,245,000
                    Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.570%, 11/2/2006
      4,545,000     Grand Valley, MI State University, (Series 2003) Weekly VRDNs (XL Capital Assurance Inc.               4,545,000
                    INS)/(Fifth Third Bank, Cincinnati LIQ), 3.580%, 11/2/2006
      5,500,000     Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer                      5,500,000
                    Hospital)/(Comerica Bank LOC), 3.610%, 11/2/2006
      2,200,000     Jackson County, MI Hospital Finance Authority, (Series 2005A) Weekly VRDNs (W.A.Foote                  2,200,000
                    Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.580%, 11/2/2006
     14,000,000     Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote                14,000,000
                    Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ),
                    3.650%, 11/2/2006
      8,995,000 3,4 Kent County, MI, (Series 1998-118) Weekly VRDNs (Kent County International Airport)/(Kent              8,995,000
                    County, MI GTD)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
      9,900,000     Kentwood, MI Public Economic Development Corp. Weekly VRDNs (Holland Home Obligated                    9,900,000
                    Group)/(LaSalle Bank, N.A. LOC), 3.570%, 11/2/2006
        125,000     Michigan Higher Education Facilities Authority, (Series 1997) Weekly VRDNs (Davenport College            125,000
                    of Business)/(Fifth Third Bank, Michigan LOC), 3.640%, 11/2/2006
     14,605,000 3,4 Michigan Municipal Bond Authority, (PT-3599) Weekly VRDNs (Michigan Municipal Bond Authority          14,605,000
                    Clean Water Revolving Fund)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
     18,810,000     Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto         18,928,980
                    LOC), 8/20/2007
      5,490,000 3,4 Michigan State Building Authority, GS Trust (Series 2006-71) Weekly VRDNs (FGIC INS)/                  5,490,000
                    (Goldman Sachs Group, Inc. LIQ), 3.600%, 11/2/2006
      4,220,000 3,4 Michigan State Building Authority, ROCs (Series 9035) Weekly VRDNs (FGIC INS)/(Citigroup,              4,220,000
                    Inc. LIQ), 3.600%, 11/2/2006
      6,000,000 3,4 Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ),            6,000,000
                    3.620%, 11/2/2006
      3,500,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement           3,500,000
                    Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.570%, 11/2/2006
     12,300,000     Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare            12,300,000
                    Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.590%, 11/2/2006
     15,000,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank,                 15,000,000
                    Cincinnati LOC), 3.620%, 11/1/2006
      7,000,000     Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C)          7,000,000
                    Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.620%, 11/1/2006
     18,150,000 3,4 Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit               18,150,000
                    Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,975,000     Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor                9,975,000
                    Limited Dividend Housing Association LLC)/(FNMA LOC), 3.580%, 11/2/2006
      8,160,000     Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public                              8,160,000
                    Television)/(Comerica Bank LOC), 3.610%, 11/2/2006
      4,370,000 3,4 Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006              4,370,000
                       TOTAL                                                                                             298,118,980
                    MINNESOTA--2.7%
     13,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8) Weekly VRDNs                13,000,000
                    (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.570%, 11/2/2006
     45,505,000 3,4 Becker, MN, (Series 2005 FR/RI-FP12) Weekly VRDNs (Northern States Power Co., MN)/                    45,505,000
                    (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
      4,885,000 3,4 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/                     4,885,000
                    (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
     29,570,000 3,4 Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/                     29,570,000
                    (Lehman Brothers Holdings, Inc. SWP), 3.660%, 11/2/2006
      7,300,000     Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC              7,300,000
                    LOC), 3.590%, 11/2/2006
      4,550,000     Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC),             4,550,000
                    3.580%, 11/2/2006
      4,615,000     Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC           4,615,000
                    LOC), 3.590%, 11/2/2006
      2,100,000     Minneapolis, MN Health Care System, (Series 2005A) Weekly VRDNs (Fairview Health                       2,100,000
                    Services)/(AMBAC INS)/(Citibank N.A., New York LIQ), 3.560%, 11/1/2006
      5,000,000     Minneapolis, MN Health Care System, (Series 2005B) Weekly VRDNs (Fairview Health                       5,000,000
                    Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.560%, 11/1/2006
      1,500,000     Minneapolis, MN Health Care System, (Series 2005C) Weekly VRDNs (Fairview Health                       1,500,000
                    Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.560%, 11/1/2006
      6,100,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs                6,100,000
                    (Symphony Place)/(FHLMC LOC), 3.580%, 11/2/2006
      5,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs          5,000,000
                    (FGIC INS)/(Societe Generale, Paris LIQ), 3.630%, 11/1/2006
      2,000,000 3,4 Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch & Co., Inc.               2,000,000
                    LIQ), 3.590%, 11/2/2006
      9,000,000     Minnesota State Higher Education Facility Authority, (Series Five-C) Weekly VRDNs (University          9,000,000
                    of St. Thomas)/(Allied Irish Banks PLC LOC), 3.560%, 11/1/2006
      6,930,000     Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University          6,930,000
                    of St. Thomas)/(Allied Irish Banks PLC LOC), 3.560%, 11/1/2006
      2,995,000     Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William             2,995,000
                    Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.570%, 11/2/2006
      3,000,000     Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas           3,000,000
                    University)/(Bank of New York LOC), 3.560%, 11/2/2006
      5,995,000 3,4 Minnesota State, (PT-399) Weekly VRDNs (DePfa Bank PLC LIQ), 3.580%, 11/2/2006                         5,995,000
      3,500,000 3,4 Minnesota State, Floater Certificates (Series 2001-719) Weekly VRDNs (Morgan Stanley LIQ),             3,500,000
                    3.600%, 11/2/2006
      6,680,000     Olmsted County, MN, (Series 2002) Weekly VRDNs (Madonna Meadows of Rochester)/                         6,680,000
                    (LaSalle Bank, N.A. LOC), 3.580%, 11/2/2006
      4,560,000     Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.590%, 11/2/2006           4,560,000
      3,575,000     Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC),              3,575,000
                    3.610%, 11/3/2006
      5,000,000 3,4 Rochester, MN Health Care Facility Authority, (Series 1998-177) Weekly VRDNs (Mayo                     5,000,000
                    Foundation)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
     18,000,000     Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement               18,000,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.620%, 11/2/2006
      3,000,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                     3,000,000
                    Center)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.560%, 11/2/2006
      5,565,000     St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.590%,               5,565,000
                    11/2/2006
      4,100,000     St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A.            4,100,000
                    LOC), 3.650%, 11/1/2006
      2,250,000     St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs             2,250,000
                    (Dexia Credit Local LOC), 3.600%, 11/1/2006
      3,165,000 3,4 University of Minnesota, Floater Certificates (Series 2001-648) Weekly VRDNs (Morgan Stanley           3,165,000
                    LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             218,440,000
                    MISSISSIPPI--0.2%
      3,600,000     Mississippi Business Finance Corp., (Series 2002) Weekly VRDNs (Mississippi State University           3,600,000
                    Foundation, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 11/2/2006
      8,840,000     Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Amsouth             8,840,000
                    Bank N.A., Birmingham, AL LOC), 3.680%, 11/2/2006
                       TOTAL                                                                                              12,440,000
                    MISSOURI--4.8%
      8,125,000 3,4 Jackson County, MO Special Obligation, ROCs (Series 9014) Weekly VRDNs (Harry S. Truman                8,125,000
                    Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      4,320,000     Kansas City, MO IDA, (Series 2001A) Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A.          4,320,000
                    LOC), 3.580%, 11/2/2006
     65,015,000     Kansas City, MO IDA, (Series 2005A) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                       65,015,000
                    (DePfa Bank PLC LIQ), 3.600%, 11/1/2006
     29,200,000     Kansas City, MO IDA, (Series 2005B) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                       29,200,000
                    (DePfa Bank PLC LIQ), 3.600%, 11/1/2006
    153,470,000     Kansas City, MO IDA, (Series 2005C) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                      153,470,000
                    (Dexia Credit Local LIQ), 3.600%, 11/1/2006
     30,000,000     Kansas City, MO IDA, (Series 2006 E) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                      30,000,000
                    (Dexia Credit Local LIQ), 3.600%, 11/1/2006
     25,500,000     Kansas City, MO IDA, (Series 2006B) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/                       25,500,000
                    (DePfa Bank PLC LIQ), 3.560%, 11/2/2006
      6,575,000 3,4 Missouri Highways & Transportation Commission, (PT-3567) Weekly VRDNs (Merrill Lynch & Co.,            6,575,000
                    Inc. LIQ), 3.600%, 11/2/2006
      6,900,000 3,4 Missouri Highways & Transportation Commission, PUTTERs (Series 1433) Weekly VRDNs (J.P.                6,900,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      8,450,000     Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(FGIC INS)/(Bank of New            8,450,000
                    York LIQ), 3.560%, 11/1/2006
      2,250,000     Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/                         2,250,000
                    (Citibank N.A., New York LIQ), 3.560%, 11/1/2006
     44,725,000 3,4 St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA           44,725,000
                    Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             384,530,000
                    MULTI STATE--1.4%
     65,398,021 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle          65,398,021
                    Bank, N.A. LOC), 3.810%, 11/2/2006
      3,485,000     Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly              3,485,000
                    VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC), 3.670%, 11/3/2006
      9,860,000 3,4 GS Pool Trust (Series 2006-77) Weekly VRDNs ((AMBAC, FGIC, FSA, MBIA Insurance Corp., XL               9,860,000
                    Capital Assurance Inc. INS) and Goldman Sachs Group, Inc. LIQs), 3.660%, 11/2/2006
     30,105,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/                     30,105,000
                    (Bayerische Landesbank (GTD) LIQ), 3.710%, 11/2/2006
                       TOTAL                                                                                             108,848,021
                    NEBRASKA--0.2%
      2,050,000 3,4 Nebraska Public Power District, ROCs (Series 9000) Weekly VRDNs (AMBAC INS)/                           2,050,000
                    (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
     12,000,000     Scotts Bluff County, NE Hospital Authority No.1, (Series 2005) Weekly VRDNs (Regional West            12,000,000
                    Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                              14,050,000
                    NEVADA--1.5%
     18,900,000     Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp.                    18,900,000
                    INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs), 3.560%, 11/1/2006
      2,500,000     Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1) Weekly VRDNs          2,500,000
                    (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.560%, 11/1/2006
     22,800,000     Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005E-1) Weekly VRDNs         22,800,000
                    (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.560%, 11/1/2006
     21,350,000 3,4 Clark County, NV School District, (Series 2006-1356) Weekly VRDNs (FGIC INS)/(Morgan Stanley          21,350,000
                    LIQ), 3.600%, 11/2/2006
     20,000,000 3,4 Clark County, NV, PUTTERs (Series 1353) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A.          20,000,000
                    LIQ), 3.600%, 11/2/2006
     18,735,000 3,4 Las Vegas Valley, NV Water District, MERLOTS (Series 2003 B-10) Weekly VRDNs (MBIA Insurance          18,735,000
                    Corp. INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,300,000 3,4 Truckee Meadows, NV Water Authority, (ROCs Series 6078) Weekly VRDNs (FSA INS)/                        9,300,000
                    (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      3,750,000     Truckee Meadows, NV Water Authority, (Series 2006A), 3.60% CP (Lloyds TSB Bank PLC, London             3,750,000
                    LOC), Mandatory Tender 2/6/2007
                       TOTAL                                                                                             117,335,000
                    NEW HAMPSHIRE--0.2%
      7,000,000     New Hampshire Health and Education Facilities Authority, (Series 2002B) Weekly VRDNs                   7,000,000
                    (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.580%, 11/2/2006
      8,155,000     New Hampshire Health and Education Facilities Authority, (Series 2006) Weekly VRDNs (Crotched          8,155,000
                    Mountain Rehabilitation Center, Inc.)/(Allied Irish Banks PLC LOC), 3.590%, 11/2/2006
                       TOTAL                                                                                              15,155,000
                    NEW JERSEY--3.1%
     10,914,500     Carteret, NJ, 4.00% BANs, 10/25/2007                                                                  10,951,647
     11,860,000 3,4 Delaware River Port Authority Revenue, PUTTERS (Series 144) Weekly VRDNs (FSA INS)/(J.P.              11,860,000
                    Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
     11,000,000     East Brunswick Township, NJ, 4.50% BANs, 5/11/2007                                                    11,044,380
     30,000,000     Essex, NJ, 4.50% BANs, 8/21/2007                                                                      30,209,125
     13,915,600     Hammonton, NJ, 4.125% BANs, 1/11/2007                                                                 13,920,624
      9,059,000     Harding Township, NJ, 4.375% BANs, 8/17/2007                                                           9,111,218
     12,565,000     Lakewood Township, NJ, 4.50% BANs, 3/2/2007                                                           12,593,445
      8,691,000     Montclair Township, NJ, 4.50% BANs, 3/15/2007                                                          8,721,810
     18,000,000     Montclair Township, NJ, Temporary School Notes, 4.50% BANs, 3/15/2007                                 18,063,812
     10,606,000     New Brunswick, NJ, 4.50% BANs, 7/10/2007                                                              10,652,294
      8,085,000 3,4 New Jersey Health Care Facilities Financing Authority, Floater Certificates (Series 2001-833)          8,085,000
                    Weekly VRDNs (Hunterdon Medical Center)/(AMBAC INS)/(Morgan Stanley LIQ), 3.580%, 11/2/2006
     13,000,000 3,4 New Jersey State Transportation Trust Fund Authority, (Series 5012-BBT) Weekly VRDNs (FSA             13,000,000
                    INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.610%, 11/1/2006
     20,140,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268)               20,140,000
                    Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 11/1/2006
      5,295,000 3,4 New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54)            5,295,000
                    Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.580%, 11/2/2006
     21,485,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241) Weekly VRDNs (FSA          21,485,000
                    INS)/(J.P. Morgan Chase & Co. LIQ), 3.600%, 11/2/2006
      9,420,000 3,4 New Jersey State Transportation Trust Fund Authority, RBC Floater Certificates (Series I-1)            9,420,000
                    Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.600%, 11/2/2006
     12,000,000     New Jersey State, (Series Fiscal 2007A), 4.50% TRANs, 6/22/2007                                       12,070,942
     10,000,000     Piscataway Township, NJ, 4.25% BANs, 7/24/2007                                                        10,045,701
     10,428,250     Red Bank, NJ, 4.50% BANs, 7/31/2007                                                                   10,480,772
      2,200,000     Springfield Township, NJ, 4.50% BANs, 8/17/2007                                                        2,213,432
                       TOTAL                                                                                             249,364,202
                    NEW YORK--4.9%
     12,000,000     Liverpool, NY Central School District, (Series 2006A), 4.50% BANs, 6/29/2007                          12,065,050
        170,000     Metropolitan Transportation Authority, NY, (Series 2004 A-2) Weekly VRDNs (MTA Transportation            170,000
                    Revenue)/(CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ), 3.480%, 11/2/2006
        535,000     Metropolitan Transportation Authority, NY, (Series 2004A-3) Weekly VRDNs (MTA Transportation             535,000
                    Revenue)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.520%, 11/2/2006
        180,000     Metropolitan Transportation Authority, NY, (Series 2005A) Weekly VRDNs (MTA Dedicated Tax                180,000
                    Fund)/(XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.560%, 11/2/2006
     21,100,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                  21,100,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.590%, 11/1/2006
     99,100,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park            99,100,000
                    LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York
                    LOCs), 3.610%, 11/1/2006
      7,900,000     New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-3) Weekly VRDNs            7,900,000
                    (Dexia Credit Local LIQ), 3.550%, 11/2/2006
     30,000,000     New York City, NY Municipal Water Finance Authority, (Series 5), 3.57% CP, Mandatory Tender           30,000,000
                    11/6/2006
      6,700,000     New York City, NY, (1994 Series A-4) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),            6,700,000
                    3.610%, 11/1/2006
      5,145,000     New York City, NY, (2004 Series H-2) Weekly VRDNs (Bank of New York LOC), 3.510%, 11/1/2006            5,145,000
     28,640,000     New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 3.610%,           28,640,000
                    11/1/2006
      4,940,000     New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees          4,940,000
                    Retirement System) LOC), 3.600%, 11/1/2006
      4,030,000     New York City, NY, (Fiscal 2006 Series I-6) Daily VRDNs (CALSTRS (California State Teachers'           4,030,000
                    Retirement System) LOC), 3.600%, 11/1/2006
     30,000,000 3,4 New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc.            30,000,000
                    GTD)/(Citigroup, Inc. LIQ), 3.610%, 11/2/2006
      6,475,000     New York City, NY, (Series 1994H-4) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.570%,              6,475,000
                    11/1/2006
      3,670,000 3,4 New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater            3,670,000
                    Certificates (Series 2001-658) Weekly VRDNs (Morgan Stanley LIQ), 3.580%, 11/2/2006
      2,000,000     New York State HFA, Service Contract Revenue Bonds (2003 Series G) Weekly VRDNs (WestLB AG             2,000,000
                    (GTD) LOC), 3.560%, 11/1/2006
     10,395,000 3,4 New York State Thruway Authority, ROCs (Series 562) Weekly VRDNs (New York State Personal             10,395,000
                    Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 3.590%, 11/2/2006
      7,595,930     Poughkeepsie City, NY, (Series 2006A), 4.50% BANs, 7/19/2007                                           7,631,317
     10,000,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1389) Weekly VRDNs (Merrill Lynch &         10,000,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.620%, 11/2/2006
     19,140,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch &         19,140,000
                    Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.620%, 11/2/2006
     56,100,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-2) Weekly VRDNs         56,100,000
                    (Dexia Credit Local LIQ), 3.560%, 11/2/2006
     27,220,000 3,4 Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance           27,220,000
                    Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             393,136,367
                    NORTH CAROLINA--0.1%
      3,525,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital,               3,525,000
                    Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.590%, 11/2/2006
      5,270,000     North Carolina State, (Series 2002B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.500%, 11/1/2006          5,270,000
                       TOTAL                                                                                               8,795,000
                    OHIO--5.9%
      8,500,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14) Weekly VRDNs (Columbus,          8,500,000
                    OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.600%, 11/2/2006
      1,310,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank,            1,310,000
                    Ohio LOC), 3.700%, 11/2/2006
      5,325,000     Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood,              5,325,000
                    Inc.)/(KBC Bank N.V. LOC), 3.590%, 11/2/2006
      9,835,000     Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health                     9,835,000
                    System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.600%, 11/2/2006
     15,880,000     Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A.           15,880,000
                    LOC), 3.610%, 11/2/2006
      5,115,000     Butler County Hospital, (Series 2002) Weekly VRDNs (Middletown Regional Hospital)/(J.P.                5,115,000
                    Morgan Chase Bank, N.A. LOC), 3.580%, 11/2/2006
      4,440,000     Central Ohio Solid Waste Authority, 4.75% BANs, 2/27/2007                                              4,455,799
      3,275,000 3,4 Cincinnati City School District, OH, PUTTERs (Series 315) Weekly VRDNs (FSA INS)/(J.P. Morgan          3,275,000
                    Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      4,700,000 3,4 Cincinnati City School District, OH, ROCs (Series 9033) Weekly VRDNs (FGIC INS)/                       4,700,000
                    (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      9,400,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A.             9,400,000
                    LIQ), 3.590%, 11/2/2006
      8,615,000     Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan              8,615,000
                    Chase Bank, N.A. LIQ), 3.590%, 11/2/2006
     10,165,000     Clark County, OH, (Series 2002) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan             10,165,000
                    Chase Bank, N.A. LIQ), 3.590%, 11/2/2006
      4,015,000 3,4 Cleveland, OH Waterworks, MERLOTS (Series 2001-A24), 3.35% TOBs (MBIA Insurance Corp.                  4,015,000
                    INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
      3,150,000     Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square             3,150,000
                    Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.570%, 11/2/2006
      5,000,000     Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse                 5,000,000
                    Association Healthcare Partners of Ohio)/(National City Bank, Ohio LOC), 3.600%, 11/2/2006
      4,005,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,             4,005,000
                    Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.620%, 11/2/2006
     14,400,000     Cuyahoga County, OH Hospital Authority, (Series 2000) Weekly VRDNs (The Sisters of Charity of         14,400,000
                    St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC), 3.600%, 11/2/2006
      5,000,000     Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank,          5,000,000
                    N.A. LOC), 3.590%, 11/2/2006
      3,930,000     Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank,            3,930,000
                    N.A. LOC), 3.590%, 11/2/2006
      4,775,000     Cuyahoga, OH Community College District, (Series 2002B) Weekly VRDNs (AMBAC INS)/                      4,775,000
                    (Key Bank, N.A. LIQ), 3.590%, 11/2/2006
     11,000,000     Dublin, OH City School District, 3.39% BANs, 11/16/2006                                               11,001,048
      1,250,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco           1,250,000
                    Corp.)/(Bank of America N.A. LOC), 3.650%, 11/2/2006
      7,485,000 3,4 Erie County, OH Hospital Facilities, (MT-253) Weekly VRDNs (Firelands Regional Medical                 7,485,000
                    Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.620%, 11/2/2006
      3,000,000     Franklin County, OH Health Care Facilities, (Series 1999 A) Weekly VRDNs (National Church              3,000,000
                    Residences)/(Key Bank, N.A. LOC), 3.580%, 11/2/2006
      7,250,000     Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the               7,250,000
                    Village)/(Key Bank, N.A. LOC), 3.590%, 11/2/2006
      6,085,000     Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook                   6,085,000
                    Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.610%, 11/2/2006
     14,705,000     Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community               14,705,000
                    Village)/(KBC Bank N.V. LOC), 3.590%, 11/2/2006
     10,540,000     Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare         10,540,000
                    Obligated Group)/(U.S. Bank, N.A. LOC), 3.580%, 11/2/2006
      8,000,000     Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian             8,000,000
                    Retirement Services)/(Radian Asset Assurance INS)/(National City Bank, Ohio LIQ), 3.600%,
                    11/2/2006
      3,200,000     Franklin County, OH Health Care Facilities, (Series 2006B) Weekly VRDNs (Ohio Presbyterian             3,200,000
                    Retirement Services)/(National City Bank, Ohio LOC), 3.590%, 11/2/2006
      6,465,000     Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002 B)               6,465,000
                    Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC), 3.590%,
                    11/2/2006
      4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC),            4,500,000
                    3.660%, 11/2/2006
      5,880,000     Geauga County, OH, (Series 2001) Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A.               5,880,000
                    LOC), 3.640%, 11/2/2006
      9,210,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med              9,210,000
                    Health System)/(Key Bank, N.A. LOC), 3.590%, 11/2/2006
      3,380,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,          3,380,000
                    Inc.)/(U.S. Bank, N.A. LOC), 3.560%, 11/2/2006
     30,800,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and               30,800,000
                    Citizens Bank of Pennsylvania LOCs), 3.620%, 11/2/2006
     10,000,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and             10,000,000
                    Citizens Bank of Pennsylvania LOCs), 3.620%, 11/2/2006
      4,500,000     Hilliard, OH School District, 4.50% BANs, 6/14/2007                                                    4,522,747
      6,445,000     Knox County, OH, (Series 2004) Weekly VRDNs (Knox Community Hospital)/(National City Bank,             6,445,000
                    Ohio LOC), 3.600%, 11/2/2006
     12,500,000     Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance          12,500,000
                    INS)/(Bank of America N.A. LIQ), 3.620%, 11/1/2006
      4,680,000     Lima, OH, 4.50% BANs, 5/3/2007                                                                         4,696,941
      6,660,000     Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC),                6,660,000
                    3.810%, 11/2/2006
      4,530,000     Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A.            4,530,000
                    LOC), 3.790%, 11/2/2006
      4,935,000     Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A.            4,935,000
                    LOC), 3.790%, 11/2/2006
      7,400,000     Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.660%, 11/2/2006                7,400,000
     11,500,000     Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC),            11,500,000
                    3.640%, 11/2/2006
      8,610,000     Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank,              8,610,000
                    N.A. LOC), 3.590%, 11/2/2006
      1,180,000     Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center,                  1,180,000
                    Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.760%, 11/2/2006
      2,350,000     Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(J.P. Morgan Chase Bank, N.A. LOC),           2,350,000
                    3.670%, 11/1/2006
      6,495,000 3,4 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co.,             6,495,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.640%, 11/2/2006
     15,850,000     Ohio State Higher Educational Facilities Commission, (Series 2006) Weekly VRDNs (Capital              15,850,000
                    University)/(National City Bank, Ohio LOC), 3.500%, 11/2/2006
      4,830,000     Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll             4,830,000
                    University, OH)/(Allied Irish Banks PLC LOC), 3.590%, 11/2/2006
      5,695,000 3,4 Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/                  5,695,000
                    (Morgan Stanley LIQ), 3.600%, 11/2/2006
      3,375,000     Ohio State University, (Series 1999 B2) Weekly VRDNs, 3.580%, 11/1/2006                                3,375,000
     34,000,000     Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly            34,000,000
                    VRDNs (FirstEnergy Corp.)/(Barclays Bank PLC LOC), 3.590%, 11/1/2006
      8,190,000     Ohio State, Common Schools GO Bonds (Series 2005A) Weekly VRDNs, 3.580%, 11/1/2006                     8,190,000
      8,425,000     Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village                    8,425,000
                    Homes)/(Key Bank, N.A. LOC), 3.580%, 11/2/2006
      5,000,000     Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National            5,000,000
                    Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, J.P. Morgan Chase
                    Bank, N.A. and U.S. Bank, N.A. LOCs), 3.630%, 11/1/2006
      4,755,000     Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH             4,755,000
                    LOC), 3.740%, 11/2/2006
      7,385,000     Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series              7,385,000
                    2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.620%, 11/2/2006
      2,055,000     Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit           2,055,000
                    Bank, N.A. LOC), 3.810%, 11/2/2006
      5,305,000     Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A.            5,305,000
                    LOC), 3.590%, 11/2/2006
      3,595,000     Village of Holland, OH, (Series 2001) Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank,               3,595,000
                    Cincinnati LOC), 3.600%, 11/2/2006
        895,000     Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995) Weekly VRDNs (D & M                   895,000
                    Realty)/(J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 11/2/2006
      6,775,000     Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View                6,775,000
                    Manor)/(Fifth Third Bank, Cincinnati LOC), 3.640%, 11/2/2006
                       TOTAL                                                                                             471,556,535
                    OKLAHOMA--1.1%
      2,400,000     Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund,          2,400,000
                    Inc.)/(Bank of America N.A. LOC), 3.660%, 11/2/2006
      7,075,000     Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian                          7,075,000
                    University)/(LaSalle Bank, N.A. LOC), 3.590%, 11/2/2006
     23,100,000     Oklahoma Industries Authority, (Series 2006) Weekly VRDNs (Oklahoma Christian                         23,100,000
                    University)/(LaSalle Bank, N.A. LOC), 3.580%, 11/2/2006
      7,100,000     Oklahoma State Industries Authority, (Series 2002) Weekly VRDNs (American Cancer Society,              7,100,000
                    Inc.)/(Bank of America N.A. LOC), 3.620%, 11/2/2006
     27,325,000     Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (XL Capital Assurance Inc.             27,325,000
                    INS)/(Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London
                    LIQs), 3.570%, 11/2/2006
      7,885,000     Payne County, OK EDA, (Series 2005) Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC           7,885,000
                    INS)/(Dexia Credit Local LIQ), 3.590%, 11/2/2006
     10,555,000     Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren                10,555,000
                    Woods)/(BNP Paribas SA LOC), 3.640%, 11/1/2006
      3,000,000 3,4 Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs              3,000,000
                    (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.710%, 11/2/2006
                       TOTAL                                                                                              88,440,000
                    OREGON--0.5%
     29,275,000     Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (J,P, Morgan Chase Bank, N.A.         29,275,000
                    LIQ), 3.590%, 11/1/2006
      6,500,000     Portland, OR EDR Board, (Series 2003-A) Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key           6,500,000
                    Bank, N.A. LIQ), 3.590%, 11/2/2006
      3,575,000 3,4 Portland, OR Sewer System, (PUTTERs Series 1343) Weekly VRDNs (MBIA Insurance Corp.                    3,575,000
                    INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                              39,350,000
                    PENNSYLVANIA--5.9%
      6,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24) Weekly VRDNs             6,000,000
                    (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.600%,
                    11/2/2006
     16,340,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC                   16,340,000
                    INS)/(Allied Irish Banks PLC LIQ), 3.590%, 11/2/2006
      4,910,000     Allegheny County, PA HDA, (Series 1990 D) Weekly VRDNs (Presbyterian University                        4,910,000
                    Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.630%, 11/2/2006
     10,000,000     Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of                        10,000,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.590%, 11/2/2006
     10,005,000     Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of                        10,005,000
                    Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.590%, 11/2/2006
      4,000,000     Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(J.P.            4,000,000
                    Morgan Chase Bank, N.A. LOC), 3.630%, 11/2/2006
      2,810,000     Allegheny County, PA IDA, (Series 1992) Weekly VRDNs (Eleven Parkway Center                            2,810,000
                    Associates)/(National City Bank, Pennsylvania LOC), 3.590%, 11/2/2006
        555,000     Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National            555,000
                    City Bank, Pennsylvania LOC), 3.650%, 11/2/2006
      4,200,000     Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC              4,200,000
                    Bank, N.A. LOC), 3.590%, 11/2/2006
     10,800,000     Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Corp.)/(Barclays Bank PLC             10,800,000
                    LOC), 3.620%, 11/1/2006
      3,900,000     Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of             3,900,000
                    Canada, Montreal LIQ), 3.580%, 11/2/2006
      8,000,000     Butler County, PA IDA, (Series 2000A) Weekly VRDNs (Concordia Lutheran Ministries)/(Radian             8,000,000
                    Asset Assurance INS)/(Bank of America N.A. LIQ), 3.590%, 11/2/2006
      1,350,000     Butler County, PA IDA, (Series A of 2004) Weekly VRDNs (Concordia Lutheran Ministries)/(Bank           1,350,000
                    of America N.A. LOC), 3.570%, 11/2/2006
      2,600,000     Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens              2,600,000
                    Bank of Pennsylvania LOC), 3.610%, 11/1/2006
      4,400,000     Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC               4,400,000
                    Bank, N.A. LOC), 3.590%, 11/2/2006
      5,000,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),          5,000,000
                    3.640%, 11/1/2006
      4,535,500 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA                 4,535,500
                    INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
      6,000,000     Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes,             6,000,000
                    Inc.)/(KBC Bank N.V. LOC), 3.600%, 11/2/2006
      3,380,000     Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA             3,380,000
                    LIQ), 3.580%, 11/2/2006
      7,500,000     Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA              7,500,000
                    LIQ), 3.580%, 11/2/2006
      9,980,000     Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly          9,980,000
                    VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.610%, 11/2/2006
      7,500,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of                      7,500,000
                    Pennsylvania LOC), 3.590%, 11/3/2006
      2,500,000     Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-           2,500,000
                    Chester Medical Center)/(KBC Bank N.V. LOC), 3.670%, 11/1/2006
     13,975,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC                  13,975,000
                    INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007
      4,555,000 3,4 Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E)              4,555,000
                    Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.620%, 11/2/2006
      7,735,000     Derry Township, PA Industrial and Commercial Development Authority, Arena Project (Series              7,735,000
                    200A) Weekly VRDNs (PNC Bank, N.A. LOC), 3.590%, 11/2/2006
     13,500,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital,                 13,500,000
                    PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.690%, 11/2/2006
      2,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital,                   2,000,000
                    PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.750%, 11/2/2006
      1,665,000     East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/                       1,665,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.670%, 11/1/2006
     11,965,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/                          11,965,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 11/2/2006
      7,000,000     Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank              7,000,000
                    N.A. LOC), 3.620%, 11/2/2006
      2,500,000     Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St. Paul                            2,500,000
                    Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/2/2006
     10,415,000     Huntingdon County, PA General Authority, (Series A) Weekly VRDNs (Juniata College)/(PNC Bank,         10,415,000
                    N.A. LOC), 3.590%, 11/2/2006
      2,864,000     Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied            2,864,000
                    Irish Banks PLC LOC), 3.590%, 11/2/2006
      5,495,000     Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of           5,495,000
                    Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.570%, 11/2/2006
      2,000,000     Luzerne County, PA, (Series 2004) Weekly VRDNs (PNC Bank, N.A. LOC), 3.590%, 11/2/2006                 2,000,000
      8,200,000     Mercersburg Borough, PA General Purpose Authority, (Series A of 2000) Weekly VRDNs (Regents            8,200,000
                    of the Mercersburg College)/(SunTrust Bank LOC), 3.570%, 11/1/2006
     10,150,000     Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co.                    10,150,000
                    LLC)/(Wachovia Bank N.A. LOC), 3.590%, 11/1/2006
      3,780,000     Moon, PA IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC),            3,780,000
                    3.590%, 11/2/2006
      2,600,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),            2,600,000
                    3.620%, 11/1/2006
        700,000     Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC),                   700,000
                    3.590%, 11/2/2006
      7,900,000     Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs                7,900,000
                    (Keystone College)/(PNC Bank, N.A. LOC), 3.590%, 11/2/2006
      7,100,000     Pennsylvania State Higher Education Facilities Authority, (Series H1) Weekly VRDNs (Beaver             7,100,000
                    College, PA)/(Allied Irish Banks PLC LOC), 3.590%, 11/2/2006
      2,100,000     Pennsylvania State Higher Education Facilities Authority, (Series I-4) Weekly VRDNs (Messiah           2,100,000
                    College)/(PNC Bank, N.A. LOC), 3.590%, 11/2/2006
      8,100,000     Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata            8,100,000
                    College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 11/2/2006
      6,960,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs              6,960,000
                    (AMBAC INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      6,150,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4) Weekly             6,150,000
                    VRDNs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), 3.600%,
                    11/2/2006
      1,000,000     Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ),                 1,000,000
                    3.560%, 11/2/2006
     14,000,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                 14,000,000
                    Services)/(PNC Bank, N.A. LOC), 3.590%, 11/1/2006
     20,000,000     Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA                   20,000,000
                    INS)/(Bank of Nova Scotia, Toronto, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A.
                    LIQs), 3.570%, 11/2/2006
      6,600,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-D) Daily              6,600,000
                    VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance Corp. INS)/(WestLB AG (GTD) LIQ),
                    3.630%, 11/1/2006
      3,370,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004) Weekly               3,370,000
                    VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      5,900,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily               5,900,000
                    VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 3.630%, 11/1/2006
     72,000,000     Philadelphia, PA School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007                   72,328,223
     42,000,000     Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007                                     42,194,567
      4,435,000 3,4 Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs             4,435,000
                    (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,000,000     Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement            9,000,000
                    Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.610%, 11/3/2006
      5,000,000     University of Pittsburgh, (Series 2000A) Weekly VRDNs, 3.520%, 11/1/2006                               5,000,000
                       TOTAL                                                                                             469,502,290
                    RHODE ISLAND--0.1%
      5,000,000     Tiverton, RI, 4.35% BANs, 8/16/2007                                                                    5,026,640
                    SOUTH CAROLINA--0.7%
      5,896,000 3,4 Berkeley County, SC School District, Floater Certificates (Series 2001-656) Weekly VRDNs (FSA          5,896,000
                    INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
     15,400,000 3,4 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs           15,400,000
                    (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.610%, 11/2/2006
      4,900,000     South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation,                     4,900,000
                    Inc.)/(Bank of America N.A. LOC), 3.620%, 11/2/2006
      4,000,000     South Carolina Jobs-EDA, (Series 2006) Weekly VRDNs (Carolina Community Care, Inc.)/(National          4,000,000
                    Bank of South Carolina LOC), 3.610%, 11/2/2006
     25,805,000 3,4 South Carolina Transportation Infrastructure Bank, (Series 2006-1359) Weekly VRDNs (AMBAC             25,805,000
                    INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                              56,001,000
                    TENNESSEE--1.8%
     13,071,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1) Weekly VRDNs               13,071,000
                    (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.590%, 11/2/2006
      6,600,000     Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.690%,                6,600,000
                    11/2/2006
      4,100,000     Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.570%, 11/1/2006          4,100,000
     17,350,000 3,4 Elizabethton, TN Health & Educational Facilities Board, (MERLOTS 2000 GG), 3.35% TOBs                 17,350,000
                    (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                    Optional Tender 11/9/2006
      4,600,000     Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School,                     4,600,000
                    Inc.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      6,000,000     Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs                6,000,000
                    (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      9,795,000     Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs                9,795,000
                    (Johnson Bible College)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.680%, 11/2/2006
      8,450,000     Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South                      8,450,000
                    Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.650%, 11/2/2006
        500,000     Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996) Weekly VRDNs                 500,000
                    (Dede Wallace Center)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      6,300,000     Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997) Weekly VRDNs               6,300,000
                    (Belmont University)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      7,465,000     Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003) Weekly VRDNs                7,465,000
                    (David Lipscomb University)/(SunTrust Bank LOC), 3.570%, 11/1/2006
      4,200,000     Sevier County, TN Public Building Authority, (Series II-B-2) Weekly VRDNs (Citizens Gas                4,200,000
                    Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.580%,
                    11/2/2006
      2,520,000     Sevier County, TN Public Building Authority, (Series II-G-3) Weekly VRDNs (Maryville,                  2,520,000
                    TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.580%, 11/2/2006
      7,430,000     Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds,                7,430,000
                    (Series II-G-1) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.580%, 11/2/2006
     18,240,000     Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs            18,240,000
                    (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.580%, 11/2/2006
        510,000     Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/                          510,000
                    (SunTrust Bank LOC), 3.570%, 11/1/2006
     23,500,000     Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (Mercantile Safe Deposit &             23,500,000
                    Trust Co., Baltimore LOC), 3.590%, 11/2/2006
                       TOTAL                                                                                             140,631,000
                    TEXAS--15.2%
     20,996,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-19) Weekly VRDNs               20,996,000
                    (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.610%,
                    11/2/2006
      5,500,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-16) Weekly VRDNs                5,500,000
                    (Leander, TX ISD)/(Texas PSFG Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.610%,
                    11/2/2006
     16,745,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2004-5) Weekly VRDNs (Lake          16,745,000
                    Travis, TX ISD)/(Texas PSFG Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.610%, 11/2/2006
     24,470,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT) (Series 2005-8) Weekly VRDNs (North              24,470,000
                    Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.610%, 11/2/2006
     10,890,000 3,4 Aldine, TX ISD, (Series 1997) SGB-30 Weekly VRDNs (Texas PSFG Program GTD)/(Societe Generale,         10,890,000
                    Paris LIQ), 3.590%, 11/2/2006
      6,115,000 3,4 Austin, TX Electric Utility System, (ROCs Series 6080) Weekly VRDNs (FSA INS)/(Citigroup,              6,115,000
                    Inc. LIQ), 3.600%, 11/2/2006
     13,710,000 3,4 Austin, TX Electric Utility System, (Series 2002-744d) Weekly VRDNs (AMBAC INS)/(Morgan               13,710,000
                    Stanley LIQ), 3.600%, 11/2/2006
      6,415,000 3,4 Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63) Weekly VRDNs (FSA                   6,415,000
                    INS)/(Bank of New York LIQ), 3.600%, 11/1/2006
     10,000,000 3,4 Austin, TX, MERLOTS (Series 2000-A26), 3.35% TOBs (MBIA Insurance Corp. INS)/                         10,000,000
                    (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     14,205,000 3,4 Bastrop, TX ISD, (PT-2775) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc.           14,205,000
                    LIQ), 3.600%, 11/2/2006
      3,500,000     Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills                      3,500,000
                    Apartments)/(FHLMC LOC), 3.610%, 11/2/2006
     12,655,000 3,4 Bexar County, TX, Clippers (Series 2001-3), 3.60% TOBs (MBIA Insurance Corp. INS)/(State              12,655,000
                    Street Bank and Trust Co. LIQ), Optional Tender 3/8/2007
      8,930,000 3,4 Brownsville, TX ISD, (PT-3627) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co.,             8,930,000
                    Inc. LIQ), 3.600%, 11/2/2006
     10,000,000     Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking         10,000,000
                    LLC)/(BNP Paribas SA LOC), 3.650%, 11/2/2006
     11,835,000 3,4 Cypress-Fairbanks, TX ISD, (PT-2858) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch &           11,835,000
                    Co., Inc. LIQ), 3.600%, 11/2/2006
      4,265,000 3,4 Frisco, TX, (PT-2737) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc.               4,265,000
                    LIQ), 3.600%, 11/2/2006
      8,540,000 3,4 Frisco, TX, (PT-2789) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc.               8,540,000
                    LIQ), 3.600%, 11/2/2006
        400,000     Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of                   400,000
                    Montreal LOC), 3.630%, 11/2/2006
     13,380,000 3,4 Grapevine-Colleyville, TX ISD, (PT-2766) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch         13,380,000
                    & Co., Inc. LIQ), 3.600%, 11/2/2006
      4,800,000     Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase            4,800,000
                    Bank, N.A. LOC), 3.660%, 11/2/2006
      5,200,000     Harris County, TX HFDC, (Series 2002) Daily VRDNs (Young Men's Christian Association of the            5,200,000
                    Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC), 3.650%, 11/1/2006
     88,000,000     Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC             88,000,000
                    INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.630%, 11/2/2006
     10,900,000     Harris County, TX HFDC, (Series 2006) Daily VRDNs (Texas Medical Center)/(MBIA Insurance              10,900,000
                    Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006
    282,100,000     Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX),          282,100,000
                    3.650%, 11/1/2006
     28,095,000 3,4 Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.600%, 11/2/2006           28,095,000
     12,000,000 3,4 Houston, TX Airport System, MERLOTS (Series 2000-A25) Weekly VRDNs (FSA INS)/(Bank of New             12,000,000
                    York LIQ), 3.600%, 11/1/2006
     10,525,000 3,4 Houston, TX Combined Utility System, (PT-2670) Weekly VRDNs (MBIA Insurance Corp.                     10,525,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
     10,220,000     Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student              10,220,000
                    Housing LLC)/(Wachovia Bank N.A. LOC), 3.670%, 11/2/2006
      4,905,000     Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield               4,905,000
                    Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.660%, 11/1/2006
     19,435,000 3,4 Houston, TX ISD, Floater Certificates (Series 1998-133) Weekly VRDNs (Texas PSFG Program              19,435,000
                    GTD)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
      7,925,000 3,4 Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16) Weekly VRDNs (FSA INS)/(Wachovia          7,925,000
                    Bank N.A. LIQ), 3.600%, 11/1/2006
     10,160,000 3,4 Irving, TX ISD, Class A Certificates (Series 2006-273) Weekly VRDNs (Texas PSFG Program               10,160,000
                    GTD)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 11/1/2006
     10,815,000     Kendall County, TX Health Facilities Development Corp., (Series 2002-A) Weekly VRDNs                  10,815,000
                    (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.580%,
                    11/2/2006
      2,720,000     Kendall County, TX Health Facilities Development Corp., (Series 2002-B) Weekly VRDNs                   2,720,000
                    (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.580%,
                    11/2/2006
      9,100,000 3,4 Laredo, TX ISD, (PT-2673) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc.             9,100,000
                    LIQ), 3.600%, 11/2/2006
     11,820,000 3,4 McAllen, TX ISD, (PT-3082) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc.           11,820,000
                    LIQ), 3.600%, 11/2/2006
      8,560,000 3,4 McKinney, TX ISD, (PT-1180) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc.           8,560,000
                    LIQ), 3.600%, 11/2/2006
        970,000 3,4 North East, TX ISD, PUTTERs (Series 390) Weekly VRDNs (Texas PSFG Program GTD)/(J.P. Morgan              970,000
                    Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
      7,340,000 3,4 North Texas Municipal Water District, (ROCs 6074) Weekly VRDNs (MBIA Insurance Corp.                   7,340,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
     10,725,000 3,4 North Texas Municipal Water District, PUTTERS (Series 1491) Weekly VRDNs (MBIA Insurance              10,725,000
                    Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.600%, 11/2/2006
    136,000,000     North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC         136,000,000
                    INS)/(DePfa Bank PLC LIQ), 3.600%, 11/1/2006
      7,240,000     Richmond, TX Higher Education Finance Corp., (Series 2003-A) Weekly VRDNs (Bayou Student               7,240,000
                    Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.590%,
                    11/2/2006
      5,400,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12) Weekly VRDNs (United States           5,400,000
                    Treasury COL)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,140,000     San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ),          9,140,000
                    3.610%, 11/1/2006
      5,850,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10) Weekly VRDNs (Wachovia Bank           5,850,000
                    N.A. LIQ), 3.600%, 11/1/2006
     80,845,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA                    80,845,000
                    INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007
     11,100,000 3,4 San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG            11,100,000
                    101) Weekly VRDNs (Societe Generale, Paris LIQ), 3.590%, 11/2/2006
      4,645,000 3,4 San Antonio, TX Electric & Gas System, PUTTERS (Series 771) Weekly VRDNs (J.P. Morgan Chase &          4,645,000
                    Co. LIQ), 3.600%, 11/2/2006
      7,935,000 3,4 San Antonio, TX ISD, (PT-1184) Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co.,             7,935,000
                    Inc. LIQ), 3.600%, 11/2/2006
      3,670,000 3,4 San Antonio, TX, (ROCs Series 6003) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.600%,              3,670,000
                    11/2/2006
     11,510,000 3,4 Tarrant County, TX Housing Finance Corp., PT-482 Weekly VRDNs (Bear Creek Apartments)/(FHLMC          11,510,000
                    GTD)/(FHLMC LIQ), 3.610%, 11/2/2006
      6,800,000 3,4 Texas State Transportation Commission, (PT-3483) Weekly VRDNs (Texas State)/(Merrill Lynch &           6,800,000
                    Co., Inc. LIQ), 3.600%, 11/2/2006
      8,120,000 3,4 Texas State University System, (PT-3473) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.             8,120,000
                    LIQ), 3.600%, 11/2/2006
    150,000,000     Texas State, (Series 2006), 4.50% TRANs, 8/31/2007                                                   151,128,322
      6,000,000 3,4 Texas Turnpike Authority, ROCs (Series 188) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York          6,000,000
                    LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                           1,214,249,322
                    UTAH--0.2%
      6,500,000     Murray City, Utah Hospital Revenue, (Series 2005 D) Weekly VRDNs (IHC Health Services,                 6,500,000
                    Inc.)/(Citibank N.A., New York LIQ), 3.570%, 11/2/2006
     10,000,000     Utah State Water Finance Agency, (Series A-16) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase            10,000,000
                    Bank, N.A. LIQ), 3.610%, 11/1/2006
                       TOTAL                                                                                              16,500,000
                    VIRGINIA--1.3%
     10,500,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21) Weekly VRDNs                10,500,000
                    (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.580%, 11/2/2006
      3,820,000     Albemarle County, VA IDA, (Series 1999) Weekly VRDNs (Region Ten Community Services Board,             3,820,000
                    Inc.)/(Wachovia Bank N.A. LOC), 3.570%, 11/2/2006
      6,400,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/                     6,400,000
                    (SunTrust Bank LOC), 3.570%, 11/1/2006
      9,500,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 9,500,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.620%, 11/2/2006
      8,875,000     Alexandria, VA IDA, (Series 2006) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 8,875,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.620%, 11/2/2006
      2,000,000     Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing            2,000,000
                    Arts)/(Bank of America N.A. LOC), 3.570%, 11/2/2006
      3,900,000     Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township                    3,900,000
                    Apartments)/(FNMA LOC), 3.560%, 11/1/2006
      4,270,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of                         4,270,000
                    Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.570%, 11/2/2006
     16,800,000 3,4 Henrico County, VA IDA, MERLOTS (Series 1997C) Weekly VRDNs (Bon Secours Health System)/(FSA          16,800,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      9,000,000     James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC),              9,000,000
                    3.580%, 11/2/2006
      8,450,000     Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/                        8,450,000
                    (SunTrust Bank LIQ), 3.570%, 11/1/2006
      3,000,000     Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet                          3,000,000
                    Corp.)/(SunTrust Bank LOC), 3.570%, 11/1/2006
     14,000,000     Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia           14,000,000
                    Blood Services)/(SunTrust Bank LOC), 3.570%, 11/2/2006
      5,215,000     Virginia College Building Authority, (Series 2002) Weekly VRDNs (Shenandoah                            5,215,000
                    University)/(Branch Banking & Trust Co. of Virginia LOC), 3.580%, 11/2/2006
      1,220,000 3,4 Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs          1,220,000
                    (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.600%, 11/2/2006
                       TOTAL                                                                                             106,950,000
                    WASHINGTON--2.9%
     11,957,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12,) Weekly VRDNs             11,957,000
                    (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.580%,
                    11/2/2006
      8,680,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36) Weekly VRDNs               8,680,000
                    (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ), 3.610%, 11/2/2006
      4,170,000 3,4 Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122) Weekly VRDNs            4,170,000
                    (FSA INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      8,075,000 3,4 Clark County, WA School District No. 119 Battleground, (PT-2786) Weekly VRDNs (FSA                     8,075,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 11/2/2006
      8,500,000 3,4 Energy Northwest, WA, (PT-778) Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-             8,500,000
                    Thueringen LIQ), 3.600%, 11/2/2006
      3,745,000     Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-2: Project No. 3) Weekly VRDNs           3,745,000
                    (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.600%, 11/1/2006
      5,190,000 3,4 Energy Northwest, WA, PT-1392 Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),                5,190,000
                    3.600%, 11/2/2006
     10,790,000 3,4 Energy Northwest, WA, ROCs (Series 4524) Weekly VRDNs (MBIA Insurance Corp. INS)/                     10,790,000
                    (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      8,300,000     King County, WA Sewer System, (Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC              8,300,000
                    Bank N.V. LIQ), 3.550%, 11/2/2006
     13,700,000 3,4 King County, WA Sewer System, MERLOTS (Series 2000 E) Weekly VRDNs (FGIC INS)/                        13,700,000
                    (Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
     25,200,000     King County, WA, (2006 Series A), 4.00% BANs, 11/1/2007                                               25,309,368
     20,750,000 3,4 Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56) Weekly VRDNs (FSA INS)/(Bank           20,750,000
                    of New York LIQ), 3.600%, 11/1/2006
      5,270,000 3,4 Seattle, WA Water System, ROCs (Series 4006) Weekly VRDNs (MBIA Insurance Corp.                        5,270,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      7,420,000 3,4 Snohomish County, WA Public Utility District, ROCs (Series 6055) Weekly VRDNs (FSA                     7,420,000
                    INS)/(Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      3,455,000 3,4 Spokane, WA School District No. 081, ROCs (Series 4000) Weekly VRDNs (FSA INS)/                        3,455,000
                    (Citigroup, Inc. LIQ), 3.600%, 11/2/2006
      5,000,000 3,4 Washington Health Care Facilities Authority, ROCs (Series 510CE) Weekly VRDNs (Overlake                5,000,000
                    Hospital Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.600%,
                    11/2/2006
      7,535,000     Washington State EDFA, (Series 2005A) Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC),            7,535,000
                    3.590%, 11/2/2006
      6,380,000     Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge                6,380,000
                    School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.590%, 11/2/2006
     34,860,000 3,4 Washington State, Class A Certificates (Series 2002-205) Weekly VRDNs (MBIA Insurance Corp.           34,860,000
                    INS)/(Bear Stearns Cos., Inc. LIQ), 3.630%, 11/1/2006
      8,725,000 3,4 Washington State, MERLOTS (Series 2002-A14) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia          8,725,000
                    Bank N.A. LIQ), 3.600%, 11/1/2006
      5,170,000 3,4 Washington State, Piper Certificates (Series 2002G) Weekly VRDNs (FGIC INS)/(Bank of New York          5,170,000
                    LIQ), 3.610%, 11/2/2006
      3,765,000 3,4 Washington State, Piper Variable Certificates (Series 2002B) Weekly VRDNs (FSA INS)/(Bank of           3,765,000
                    New York LIQ), 3.610%, 11/2/2006
     17,500,000 3,4 Washington State, ROCs (Series 614) Weekly VRDNs (AMBAC, FSA INS) and Citibank N.A., New York         17,500,000
                    LIQs), 3.600%, 11/2/2006
                       TOTAL                                                                                             234,246,368
                    WEST VIRGINIA--0.1%
      5,965,000     Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/(Huntington               5,965,000
                    National Bank, Columbus, OH LOC), 3.760%, 11/2/2006
      1,300,000 3,4 West Virginia University, MERLOTS (Series 2002-A-15) Weekly VRDNs (MBIA Insurance Corp.                1,300,000
                    INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
                       TOTAL                                                                                               7,265,000
                    WISCONSIN--3.0%
     17,375,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25) Weekly VRDNs               17,375,000
                    (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                    3.610%, 11/2/2006
      5,000,000     Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/28/2007                                     5,017,090
     22,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4) Weekly VRDNs               22,000,000
                    (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.600%,
                    11/2/2006
     12,100,000     Eau Claire, WI Area School District, 4.00% TRANs, 8/24/2007                                           12,138,997
      6,700,000     Elmbrook, WI School District, 4.10% TRANs, 8/29/2007                                                   6,725,138
     19,000,000     Green Bay, WI Area Public School District, 4.00% TRANs, 8/24/2007                                     19,061,180
      3,750,000     Howard-Suamico, WI School District, 4.00% TRANs, 8/23/2007                                             3,760,388
      4,500,000     Kettle Moraine, WI School District, 4.25% TRANs, 9/4/2007                                              4,522,644
      4,980,000     Milwaukee, WI, (Series 1999) Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and           4,980,000
                    Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.570%, 11/1/2006
     51,000,000     Milwaukee, WI, (Series 2006 M7), 4.50% RANs (Milwaukee, WI Public Schools), 8/30/2007                 51,374,546
      5,100,000     Plymouth, WI Joint School District, 4.00% TRANs, 11/1/2006                                             5,100,000
      5,000,000     Stevens Point, WI Area Public School District, 4.00% TRANs, 10/15/2007                                 5,015,100
      7,000,000 3,4 University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR) Weekly VRDNs           7,000,000
                    (FSA INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
      5,000,000     Waukesha, WI School District, (Series 2006), 4.50% TRANs, 8/22/2007                                    5,034,963
      5,000,000     West Allis-West Milwaukee, WI School District, 4.00% TRANs, 9/24/2007                                  5,014,710
      1,840,000     Wisconsin State HEFA, (Series 2003B) Weekly VRDNs (Franciscan Sisters of Christian Charity             1,840,000
                    HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.560%, 11/2/2006
      1,750,000     Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall &              1,750,000
                    Ilsley Bank, Milwaukee LOC), 3.590%, 11/2/2006
     21,590,000 3,4 Wisconsin State HEFA, MERLOTS (Series 1997 B) Weekly VRDNs (Sinai Samaritan Medical Center,           21,590,000
                    Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.600%, 11/1/2006
     39,735,000 3,4 Wisconsin State, Floater Certificates (Series 2004-1166) Weekly VRDNs (Morgan Stanley LIQ),           39,735,000
                    3.600%, 11/2/2006
                       TOTAL                                                                                             239,034,756
                    WYOMING--0.1%
      4,800,000     Lincoln County, WY, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan               4,800,000
                    Chase Bank, N.A. LIQ), 3.650%, 11/1/2006
                       TOTAL MUNICIPAL INVESTMENTS -102.3%                                                             8,200,055,129
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES -NET -(2.3)%                                                       (182,249,334)
                       TOTAL NET ASSETS -100%                                                                        $ 8,017,805,795

At October 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At October 31, 2006, the portfolio securities were rated as follows:

     Tier Rating Based on Total Market Value
                 FIRST TIER                            SECOND TIER
                   100.0%                                 0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $2,902,015,246, which represented 36.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $2,902,015,246, which represented 36.2% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDC     --Economic Development Commission
 EDFA    --Economic Development Financing Authority
 EDR     --Economic Development Revenue
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDFA    --Industrial Development Finance Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi Family Housing
 PCR     --Pollution Control Revenue
 PCRB    --Pollution Control Revenue Bonds
 PSFG    --Permanent School Fund Guarantee
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Offer Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes







TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      U.S. TREASURY--1.9%
                      U.S. TREASURY NOTES-1.9%
  $   167,000,000     United States Treasury Notes, 2.875%, 11/30/2006                                              $    166,790,726
      104,750,000     United States Treasury Notes, 3.125%, 1/31/2007                                                    104,379,057
                         TOTAL U.S. TREASURY                                                                             271,169,783
                      REPURCHASE AGREEMENTS--98.2%
      225,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which Abbey National Securities, Inc.           225,000,000
                      will repurchase U.S. Treasury securities with various maturities to 11/15/2021 for
                      $225,032,938 on 11/1/2006. The market value of the underlying securities at the end of the period was $229,500,703.
      499,929,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which          499,929,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    1,452,000,000     Interest in $1,750,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which        1,452,000,000
                      Bank of America N.A. will repurchase U.S. Treasury securities with various maturities to
                      2/15/2010 for $1,750,256,181 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,785,000,227.
      500,000,000     Repurchase agreement 5.28%, dated 10/31/2006 under which Bear Stearns & Co., Inc. will             500,000,000
                      repurchase U.S. Treasury securities with various maturities to 8/15/2013 for $500,073,333 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $510,002,252.
      100,000,000     Repurchase agreement 5.27%, dated 10/31/2006, under which CIBC World Markets Corp. will            100,000,000
                      repurchase U.S. Treasury securities with various maturities to 9/30/2011 for $100,014,639 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $102,000,657.
    1,000,000,000     Repurchase agreement 5.28%, dated 10/31/2006 under which Credit Suisse First Boston Corp.        1,000,000,000
                      will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for
                      $1,000,146,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,004,215.
       95,000,000     Interest in $100,000,000 joint repurchase agreement 5.17%, dated 10/31/2006 under which             95,000,000
                      Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2010 for $100,014,361 on 11/1/2006. The market value of the underlying securities at the end of the period was $102,000,725.
    1,000,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which Deutsche Bank Securities, Inc.          1,000,000,000
                      will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for
                      $1,000,146,389 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,843.
      250,000,000     Repurchase agreement 5.30%, dated 10/31/2006 under which Deutsche Bank Securities, Inc.            250,000,000
                      will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for
                      $250,036,806 on 11/1/2006. The market value of the underlying securities at the end of the period was $255,000,244.
      275,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which Fortis Securities LLC will                275,000,000
                      repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $275,040,257 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $280,500,043.
    1,427,000,000     Interest in $1,725,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which        1,427,000,000
                      Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      8/15/2028 for $1,725,252,521 on 11/1/2006.The market value of the underlying securities at the end of the period was $1,759,500,808.
      200,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which HSBC Securities, Inc. will                200,000,000
                      repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $200,029,278 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $204,002,893.
      200,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which ING Financial Markets LLC will            200,000,000
                      repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $200,029,278 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $204,001,789.
    1,432,000,000     Interest in $1,730,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which        1,432,000,000
                      J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2013 for $1,730,253,253 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,764,601,161.
      150,000,000     Repurchase agreement 5.40%, dated 10/31/2006 under which Lehman Brothers, Inc. will                150,000,000
                      repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $150,022,500 on 11/1/2006. The market value of the underlying securities at the end of the period was
                      $153,004,198.
      702,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 10/31/2006 under which          702,000,000
                      Merrill Lynch Government Securities/Money Market will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,146,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,394.
    1,000,000,000     Repurchase agreement 5.29%, dated 10/31/2006 under which Merrill Lynch Government                1,000,000,000
                      Securities/Money Market will repurchase U.S. Treasury  securities with various maturities to 4/15/2032 for $1,000,146,944 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,002,331.
      135,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which             135,000,000
                      Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2010 for $157,901,833 on 9/19/2007. The market value of the underlying security at the end of the period was $154,821,612.
    1,000,000,000     Repurchase agreement 5.27%, dated 10/31/2006 under which Morgan Stanley & Co., Inc. will         1,000,000,000
                      repurchase U.S. Treasury securities with various maturities to 1/15/2010 for
                      $1,000,146,389 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,021,671,719.
      650,000,000     Interest in $900,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which            650,000,000
                      Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $900,131,750 on 11/1/2006. The market value of the underlying securities at the end of the period was $919,305,316.
      100,000,000     Interest in $600,000,000 joint repurchase agreement 5.45%, dated 10/31/2006 under which            100,000,000
                      Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $600,090,833 on 11/1/2006. The market value of the underlying securities at the end of the period was $612,960,465.
      116,000,000     Interest in $121,000,000 joint repurchase agreement 5.17%, dated 10/31/2006 under which            116,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      10/31/2011 for $121,017,377 on 11/1/2006. The market value of the underlying securities at the end of the period was $123,420,082.
      451,000,000   1 Interest in $500,000,000 joint repurchase agreement 5.19%, dated 9/26/2006 under which UBS         451,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      2/15/2036 for $507,496,667 on 1/8/2007. The market value of the underlying securities at the end of the period was $525,994,051.
      224,000,000   1 Repurchase agreement 5.20%, dated 6/1/2006 under which UBS Securities LLC will repurchase          224,000,000
                      U.S. Treasury securities with various maturities to 5/15/2013 for $250,344,000 on
                      11/29/2006. The market value of the underlying securities at the end of the period was
                      $263,875,112.
      123,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 10/3/2006 under which UBS         123,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      4/26/2007 for $152,583,292 on 1/31/2007. The market value of the underlying securities at the end of the period was $153,003,809.
      136,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which            136,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      10/31/2011 for $153,944,292 on 4/16/2007.  The market value of the underlying securities at the end of the period was $157,000,270.
      268,000,000   1 Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS          268,000,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      11/15/2027 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $316,997,865.
       84,500,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS           84,500,000
                      Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      2/15/2036 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,003,750.
                         TOTAL REPURCHASE AGREEMENTS                                                                  13,795,429,000
                         TOTAL INVESTMENTS-100.1%                                                                     14,066,598,783
                         (AT AMORTIZED COST)2
                         OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                                        (20,053,993)
                         TOTAL NET ASSETS-100%                                                                      $ 14,046,544,790


1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.










TRUST FOR U.S. TREASURY OBLIGATIONS
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY OBLIGATIONS--2.3%
                   U.S. TREASURY NOTES--2.3%
  $  7,000,000     United States Treasury Notes, 2.875%, 11/30/2006                                                    $   6,991,229
     4,250,000     United States Treasury Notes, 3.125%, 1/31/2007                                                         4,234,943
                       TOTAL U.S. TREASURY OBLIGATIONS                                                                    11,226,172
                   REPURCHASE AGREEMENTS-97.8%
    86,000,000     Interest in $1,750,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which Bank        86,000,000
                   of America N.A. will repurchase U.S. Treasury securities with various maturities to 2/15/2010 for $1,750,256,181 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,785,000,227.
    94,781,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which BNP         94,781,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    86,000,000     Interest in $1,725,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which             86,000,000
                   Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to
                   8/15/2028 for $1,725,252,521 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,759,500,808.
    86,000,000     Interest in $1,730,000,000 joint repurchase agreement 5.27%, dated 10/31/2006, under which J.P.        86,000,000
                   Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                   8/15/2013 for $1,730,253,253 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,764,601,161.
    86,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.28%, dated 10/31/2006, under which             86,000,000
                   Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,146,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,020,001,394.
     5,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006, under which Morgan          5,000,000
                   Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 1/15/2010 for
                   $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $154,821,612.
    15,000,000   1 Interest in $500,000,000 joint repurchase agreement 5.19%, dated 9/26/2006, under which UBS            15,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for
                   $507,496,667 on 1/8/2007. The market value of the underlying securities at the end of the period was $525,994,051.
     5,000,000   1 Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006, under which UBS              5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for
                   $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $263,875,112.
     4,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 10/3/2006, under which UBS             4,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/26/2007 for
                   $152,583,292 on 1/31/2007. The market value of the underlying securities at the end of the period was $153,003,809.
     5,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006, under which UBS            5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 10/31/2011 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $157,000,270.
    10,000,000   1 Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006, under which UBS             10,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2027 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $316,997,865.
     5,000,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006, under which UBS              5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for
                   $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,003,750.
                       TOTAL REPURCHASE AGREEMENTS                                                                       487,781,000
                       TOTAL INVESTMENTS - 100.1%                                                                        499,007,172
                       (AT AMORTIZED COST)2
                       OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                                         (489,464)
                       TOTAL NET ASSETS - 100%                                                                         $ 498,517,708

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 15, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006